                                                        [WELLS FARGO FUNDS LOGO]

Annual Report
INCOME FUNDS


                                            May 31, 2001




                                    [GRAPHIC]




                                            CORPORATE BOND FUND

                                            DIVERSIFIED BOND FUND

                                            INCOME FUND

                                            INCOME PLUS FUND

                                            INTERMEDIATE GOVERNMENT INCOME FUND

                                            LIMITED TERM GOVERNMENT INCOME FUND

                                            STABLE INCOME FUND

                                            VARIABLE RATE GOVERNMENT FUND

                                                                    INCOME FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDER                                                       1

PERFORMANCE HIGHLIGHTS

   CORPORATE BOND FUND                                                      2

   DIVERSIFIED BOND FUND                                                    4

   INCOME FUND                                                              6

   INCOME PLUS FUND                                                         8

   INTERMEDIATE GOVERNMENT INCOME FUND                                     10

   LIMITED TERM GOVERNMENT INCOME FUND                                     12

   STABLE INCOME FUND                                                      14

   VARIABLE RATE GOVERNMENT FUND                                           16

PORTFOLIO OF INVESTMENTS

   CORPORATE BOND FUND                                                     18

   DIVERSIFIED BOND FUND                                                   24

   INCOME FUND                                                             25

   INCOME PLUS FUND                                                        31

   INTERMEDIATE GOVERNMENT INCOME FUND                                     38

   LIMITED TERM GOVERNMENT INCOME FUND                                     41

   STABLE INCOME FUND                                                      44

   VARIABLE RATE GOVERNMENT FUND                                           45

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                    46

   STATEMENTS OF OPERATIONS                                                48

   STATEMENTS OF CHANGES IN NET ASSETS                                     50

   FINANCIAL HIGHLIGHTS                                                    56

NOTES TO FINANCIAL HIGHLIGHTS                                              62

NOTES TO FINANCIAL STATEMENTS                                              63

INDEPENDENT AUDITORS' REPORT                                               72

                                 CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS

   MANAGED FIXED INCOME PORTFOLIO                                          73

   POSITIVE RETURN BOND PORTFOLIO                                          80

   STABLE INCOME PORTFOLIO                                                 82

   STRATEGIC VALUE BOND PORTFOLIO                                          88

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                    96

   STATEMENTS OF OPERATIONS                                                97

   STATEMENTS OF CHANGES IN NET ASSETS                                     98

   FINANCIAL HIGHLIGHTS                                                   100

NOTES TO FINANCIAL STATEMENTS                                             101

INDEPENDENT AUDITORS' REPORT                                              106

LIST OF ABBREVIATIONS                                                     107


               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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THIS PAGE IS INTENTIONALLY LEFT BLANK--
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                                                                    INCOME FUNDS

DEAR VALUED SHAREHOLDER,

     Thank you for investing with WELLS FARGO FUNDS.

     We are pleased to provide this annual report for the one-year period ended May 31, 2001. This report provides information about your investment in Wells Fargo Income Funds, including economic and market trends over the past 12-month period.

     Put simply, bad news for stocks has been good news for bonds, with vast amounts of cash flowing into bond funds amid declining stock prices. In fact, nearly all bond sectors recorded positive returns over the past fiscal year. The Lehman Brothers Aggregate Bond Index, a benchmark of all kinds of high-quality bonds used by most investment managers, rose 11.6% in 2000, followed by a respectable 3.2% gain during the first five months of 2001.

     The performance of the Wells Fargo Income Funds tracked the overall bond market, with many of the Funds posting double-digit gains during the reporting period. While the bond market's positive performance relative to stocks may have been gratifying for fixed-income investors, the real story has been the value of bonds as a diversification tool in a balanced portfolio. Indeed, bonds have helped investors offset the losses in S&P 500 stocks over the past 12 months, and helped provide peace of mind -- and income -- in uncertain markets.

CHANGING LEADERSHIP WITHIN THE BOND MARKET

     U.S. Treasury securities led the bond rally throughout 2000, outpacing all other investments. The ongoing stock-market volatility boosted U.S. Treasury securities directly via "flight capital," and indirectly by the growing concern over the outlook for corporate profits and credit quality. However, the performance of U.S. Treasury securities recent rally has tapered due to a more upbeat view of the economy and the stock market. Agency securities, including bonds issued by Fannie Mae and Freddie Mac, posted stronger performance in the first quarter of 2001, with mortgage-backed securities also faring well thanks to a combination of attractive yields, rising long-term interest rates, and an associated decline in prepayment risk.

     The biggest turnaround within the bond market affected high-yield corporate bonds. After declining nearly 6% in 2000 amid slower corporate earnings, rising default rates and high-debt levels, high-yield bonds have led the bond market throughout 2001. The turnaround can be attributed to lower interest rates and ample liquidity, two factors that have enabled corporations to restructure debt through the bond market at a lower interest cost.

     Going forward, the bond market's performance over the ensuing months should reflect investor expectations about the economy. Weak economic data and optimism over prospects for further interest-rate cuts could spark another bond rally. Then again, the bond environment could become more challenging if evidence of a moderating slowdown continues to build and interest-rate cuts by the Federal Reserve Board become less aggressive.

     Amid today's volatile markets, it is important to maintain a balanced portfolio to weather rapidly changing conditions. If you have any questions about your investment, or need further information, please contact us at 1-800-222-8222.

     Again, thank you for choosing WELLS FARGO FUNDS.

Sincerely,

/s/ Michael J. Hogan

MICHAEL J. HOGAN
PRESIDENT
WELLS FARGO FUNDS


                                       I

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS

CORPORATE BOND FUND

INVESTMENT OBJECTIVE

     The Corporate Bond Fund (the Fund) seeks a high level of current income, consistent with reasonable risk.

ADVISOR

     Wells Fargo Funds Management, LLC

SUB-ADVISOR

     Wells Capital Management Incorporated

FUND MANAGER

     Daniel Kokoszka, CFA

INCEPTION DATE

     4/1/98

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 12.30%(1) for the one-year period ended May 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers U.S. Credit Index(2), which posted a 14.51% return during the period. The Fund's Class A shares distributed $0.62 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Fund's performance during the period reflected several developments, including its corporate bond holdings -- which represent its largest sector holding -- that outperformed its allocation to U.S. Treasury securities. Specifically, the 30-year Treasury bond returned (3.93)% while the Lehman corporate index rose 4.95%. Since the Fund is required to maintain a longer-weighted average maturity of 10 to 15 years, U.S. Treasury securities will continue to play an important role in meeting that requirement.

     During the first quarter of 2001, the Fund implemented a more diversified asset allocation strategy. The Fund sold emerging holdings and increased its exposure to corporate bonds from 65% to 80%, with the majority of the additional allocation in investment grade corporate securities, and the remaining portion invested in high yield bonds. Both allocations were more diversified among sectors and individual holdings.

STRATEGIC OUTLOOK

     Going forward, the Fund manager remains guardedly optimistic about the economy. Although the U.S. economy remains mired in a slowdown, the Federal Reserve Board's (the Fed) aggressive interest rate cuts, coupled with the tax cut, should help keep the economy out of a recession. Barring a severe slowdown, however, long-term interest rates will be slow to follow declining short-term rates due to mounting inflationary concerns.


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Class C shares of the Wells Fargo Corporate Bond Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Corporate Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2001)

                                              INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                          -------------------------------   ----------------------------
                                           1-YEAR        SINCE INCEPTION     1-YEAR     SINCE INCEPTION
CLASS A                                       7.25             2.55            12.30            4.05
CLASS B                                       6.46             2.46            11.46            3.28
CLASS C                                      10.46             3.27            11.46            3.27
BENCHMARK
  LEHMAN BROTHERS U.S. CREDIT INDEX(2)                                         14.51            6.00(3)

CHARACTERISTICS (AS OF MAY 31, 2001)
------------------------------------------------------------
PORTFOLIO TURNOVER                                      91%
NUMBER OF HOLDINGS                                     146
AVERAGE CREDIT QUALITY(4)                               A1
WEIGHTED AVERAGE COUPON                               7.44%
ESTIMATED WEIGHTED AVERAGE MATURITY            10.83 YEARS
ESTIMATED AVERAGE DURATION                      6.14 YEARS
NAV (A, B, C)                          $9.15, $9.15, $9.15
DISTRIBUTION RATE(5) (A, B, C)         6.04%, 5.58%, 5.57%
SEC YIELD(6) (A, B, C)                 5.74%, 5.26%, 5.25%

GROWTH OF $10,000 INVESTMENT(8)

[CHART]

            WELLS FARGO                     LEHMAN BROTHERS
            CORPORATE BOND FUND - CLASS A   U.S. CREDIT INDEX
   Mar-98                          $9,550             $10,000
   Apr-98                          $9,549             $10,063
   May-98                          $9,650             $10,183
   Jun-98                          $9,740             $10,258
   Jul-98                          $9,768             $10,248
   Aug-98                          $9,768             $10,296
   Sep-98                         $10,103             $10,630
   Oct-98                          $9,990             $10,466
   Nov-98                         $10,168             $10,663
   Dec-98                         $10,220             $10,694
   Jan-99                         $10,314             $10,800
   Feb-99                         $10,079             $10,543
   Mar-99                         $10,183             $10,618
   Apr-99                         $10,208             $10,649
   May-99                         $10,042             $10,507
   Jun-99                          $9,979             $10,452
   Jul-99                          $9,950             $10,394
   Aug-99                          $9,845             $10,369
   Sep-99                          $9,936             $10,481
   Oct-99                          $9,900             $10,530
   Nov-99                          $9,860             $10,541
   Dec-99                          $9,834             $10,485
   Jan-00                          $9,785             $10,448
   Feb-00                          $9,883             $10,545
   Mar-00                         $10,009             $10,635
   Apr-00                          $9,816             $10,541
   May-00                          $9,643             $10,502
   Jun-00                          $9,911             $10,766
   Jul-00                         $10,058             $10,896
   Aug-00                         $10,130             $11,032
   Sep-00                         $10,156             $11,091
   Oct-00                         $10,183             $11,102
   Nov-00                         $10,322             $11,246
   Dec-00                         $10,543             $11,464
   Jan-01                         $10,717             $11,778
   Feb-01                         $10,829             $11,881
   Mar-01                         $10,842             $11,955
   Apr-01                         $10,759             $11,911
   May-01                         $10,829             $12,021

PORTFOLIO ALLOCATION(7) (AS OF MAY 31, 2001)

[CHART]

Corporate Bonds                          72%
U.S. Treasury Bonds                      17%
Federal Agencies                          8%
Short-Term Investments                    3%

(2) The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of April 1, 1998.

(4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(7) Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Corporate Bond Fund Class A shares since inception with the Lehman Brothers U.S. Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE
   The Wells Fargo Diversified Bond Fund (the Fund) seeks total return by diversifying its investments among different fixed-income investment styles.

ADVISOR
   Wells Fargo Funds Management, LLC

FUND MANAGERS
   Collectively Managed

INCEPTION DATE
   12/31/82

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned 11.74%(1) for the one-year period ended May 31, 2001. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which posted a 13.12% return during the period. The Fund's Institutional Class shares distributed $2.41 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Diversified Bond Fund invests in three different fixed-income investment styles: strategic value bond, managed fixed-income, and positive return bond. In this case, style represents an approach to selecting investments or a type of investment that is selected for a portfolio. This multi-style approach is designed to reduce price and return volatility of the Fund in an attempt to generate more consistent returns. During the period, all three styles contributed to the Fund's double-digit returns thanks to a year-long bond rally.

     The Fund's strategic value component capitalized on a more normally shaped yield curve while also taking advantage of dramatic tightening in long swap spreads. Returns were also enhanced by improvements in specific high-yield corporate bond holdings. The strategic value component will continue to focus on selections of undervalued securities and sectors on a strategically diversified basis.

     The Fund's managed fixed-income component also benefited from a reversion to a normal yield curve and tightening in long swap spreads. The investment style's tactical increase in corporate bond holdings also proved profitable, as corporate bonds rallied through the later half of the year. Like the strategic value component, the managed fixed-income style seeks to identify undervalued securities and sectors on a diversified basis. The managed fixed-income style maintains a positive stance on the corporate market, with the sector poised to add incremental value.

     The positive return component of the Fund performed well during the first half of the fiscal year. As investors became increasingly concerned about a slowing economy, stocks and corporate bonds came under pressure, and a flight to quality enabled government bonds, which the positive return portfolio emphasizes, to perform very well. Since the beginning of January, the markets have witnessed a reversal of this trend. Taking heart from a series of monetary and fiscal policy shifts designed to re-energize the economy, investors have abandoned U.S. Treasury securities for higher yielding areas of the bond market, such as corporate and mortgage securities, negatively impacting the positive return style's performance.

STRATEGIC OUTLOOK

     Given current economic conditions, including high energy prices and consumer debt, the Fund's managers believe that the economic slowdown will linger longer than anticipated. The good news is that inflation will remain subdued, which may keep longer-term interest rates in check. The Fund's managers also expect that conditions within the yield curve should gradually improve, which should positively impact Fund performance.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2001)

                                                       1-YEAR   5-YEAR   10-YEAR
CLASS I                                                 11.74    7.48      6.68
BENCHMARK
  LEHMAN BROTHERS AGGREGATE BOND INDEX(2)               13.12    7.68      7.82

CHARACTERISTICS (AS OF MAY 31, 2001)
-----------------------------------------------------
PORTFOLIO TURNOVER                            113%
NUMBER OF HOLDINGS                            284
WEIGHTED AVERAGE COUPON                      5.35%
ESTIMATED WEIGHTED AVERAGE MATURITY       6.58 YEARS
ESTIMATED AVERAGE DURATION                3.55 YEARS
NAV (I)                                    $25.68
SEC YIELD(3) (I)                             5.21%

GROWTH OF $10,000 INVESTMENT(5)

[CHART]

                     WELLS FARGO DIVERSIFIED         LEHMAN BROTHERS
                     BOND FUND -                     AGGREGATE
                     INSTITUTIONAL CLASS             BOND INDEX
        May-91                       $10,000                $10,000
        Jun-91                       $10,038                 $9,995
        Jul-91                       $10,127                $10,134
        Aug-91                       $10,291                $10,353
        Sep-91                       $10,427                $10,563
        Oct-91                       $10,519                $10,680
        Nov-91                       $10,614                $10,778
        Dec-91                       $10,723                $11,099
        Jan-92                       $10,723                $10,948
        Feb-92                       $10,771                $11,019
        Mar-92                       $10,786                $10,957
        Apr-92                       $10,873                $11,036
        May-92                       $11,016                $11,244
        Jun-92                       $11,223                $11,399
        Jul-92                       $11,126                $11,632
        Aug-92                       $11,269                $11,749
        Sep-92                       $11,434                $11,889
        Oct-92                       $11,318                $11,731
        Nov-92                       $11,375                $11,734
        Dec-92                       $11,501                $11,920
        Jan-93                       $11,544                $12,149
        Feb-93                       $11,614                $12,361
        Mar-93                       $11,682                $12,413
        Apr-93                       $11,757                $12,499
        May-93                       $11,754                $12,515
        Jun-93                       $11,931                $12,742
        Jul-93                       $11,979                $12,814
        Aug-93                       $12,195                $13,039
        Sep-93                       $12,267                $13,075
        Oct-93                       $12,305                $13,123
        Nov-93                       $12,193                $13,012
        Dec-93                       $12,253                $13,082
        Jan-94                       $12,386                $13,259
        Feb-94                       $12,191                $13,029
        Mar-94                       $12,015                $12,707
        Apr-94                       $11,983                $12,606
        May-94                       $11,940                $12,604
        Jun-94                       $11,939                $12,576
        Jul-94                       $12,074                $12,826
        Aug-94                       $12,072                $12,842
        Sep-94                       $12,006                $12,653
        Oct-94                       $11,973                $12,642
        Nov-94                       $11,941                $12,614
        Dec-94                       $12,003                $12,701
        Jan-95                       $12,131                $12,952
        Feb-95                       $12,302                $13,260
        Mar-95                       $12,383                $13,341
        Apr-95                       $12,483                $13,528
        May-95                       $12,792                $14,051
        Jun-95                       $12,916                $14,154
        Jul-95                       $12,926                $14,123
        Aug-95                       $13,030                $14,293
        Sep-95                       $13,144                $14,432
        Oct-95                       $13,282                $14,620
        Nov-95                       $13,411                $14,839
        Dec-95                       $13,526                $15,047
        Jan-96                       $13,608                $15,147
        Feb-96                       $13,429                $14,884
        Mar-96                       $13,337                $14,780
        Apr-96                       $13,281                $14,697
        May-96                       $13,311                $14,667
        Jun-96                       $13,439                $14,864
        Jul-96                       $13,470                $14,905
        Aug-96                       $13,460                $14,880
        Sep-96                       $13,644                $15,139
        Oct-96                       $13,884                $15,475
        Nov-96                       $14,099                $15,740
        Dec-96                       $13,991                $15,593
        Jan-97                       $14,007                $15,641
        Feb-97                       $14,013                $15,680
        Mar-97                       $13,847                $15,506
        Apr-97                       $14,029                $15,738
        May-97                       $14,140                $15,887
        Jun-97                       $14,295                $16,076
        Jul-97                       $14,781                $16,509
        Aug-97                       $14,532                $16,368
        Sep-97                       $14,803                $16,610
        Oct-97                       $15,129                $16,851
        Nov-97                       $15,223                $16,928
        Dec-97                       $15,422                $17,099
        Jan-98                       $15,669                $17,318
        Feb-98                       $15,610                $17,305
        Mar-98                       $15,639                $17,365
        Apr-98                       $15,704                $17,456
        May-98                       $15,892                $17,621
        Jun-98                       $16,098                $17,770
        Jul-98                       $16,080                $17,808
        Aug-98                       $16,533                $18,098
        Sep-98                       $16,951                $18,522
        Oct-98                       $16,739                $18,424
        Nov-98                       $16,815                $18,528
        Dec-98                       $16,825                $18,584
        Jan-99                       $16,926                $18,717
        Feb-99                       $16,527                $18,390
        Mar-99                       $16,609                $18,492
        Apr-99                       $16,660                $18,551
        May-99                       $16,552                $18,388
        Jun-99                       $16,508                $18,329
        Jul-99                       $16,489                $18,252
        Aug-99                       $16,470                $18,242
        Sep-99                       $16,603                $18,454
        Oct-99                       $16,622                $18,522
        Nov-99                       $16,641                $18,521
        Dec-99                       $16,625                $18,431
        Jan-00                       $16,645                $18,371
        Feb-00                       $16,950                $18,593
        Mar-00                       $17,316                $18,838
        Apr-00                       $17,174                $18,784
        May-00                       $17,086                $18,776
        Jun-00                       $17,445                $19,166
        Jul-00                       $17,634                $19,341
        Aug-00                       $17,919                $19,621
        Sep-00                       $17,919                $19,745
        Oct-00                       $18,061                $19,875
        Nov-00                       $18,423                $20,201
        Dec-00                       $18,825                $20,577
        Jan-01                       $18,992                $20,914
        Feb-01                       $19,192                $21,096
        Mar-01                       $19,199                $21,202
        Apr-01                       $18,991                $21,113
        May-01                       $19,092                $21,239

PORTFOLIO ALLOCATION(4) (AS OF MAY 31, 2001)

[CHART]

Federal Agencies                                     36%
Corporate Bonds                                      23%
Asset-Backed Securities                              11%
Cash Equivalents                                     11%
U.S. Treasury Bonds                                   9%
Collateralized Mortgage Securities                    7%
Municipal Bonds                                       3%

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Institutional Class shares of the Wells Fargo Diversified Bond Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of Norwest Advantage Diversified Bond Fund, its predecessor fund.

     Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(4) This chart represents the composite of the portfolio allocations of the core portfolios in which the Fund invests. Portfolio holdings are subject to change. See Notes to the Financial Statements for a discussion of the core portfolios. The schedules of investments and financial statements of the core portfolios appear later in this report.

(5) The chart compares the performance of the Wells Fargo Diversified Bond Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS


INCOME FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Income Fund (the Fund) seeks current income and total return.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Margie Grace, CFA
   Mark Walter

INCEPTION DATE
   6/9/87

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 12.01%(1) for the one-year period ended May 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 13.12% during the period. The Fund's Class A shares distributed $0.57 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began with the U.S. economy slowing dramatically. In January, the Federal Reserve Board (the Fed) embarked on a series of rate cuts designed to prevent the economy from plummeting into a recession. By the end of this reporting period, the Fed had trimmed rates five times, lowering short-term rates by 2.5% -- with more cuts possibly on the horizon.

     As interest rates trekked lower, corporate and mortgage bonds underperformed U.S. Treasury securities. At the time, the Fund maintained a longer duration than its peer group, plus an underweight position in the corporate bond sector to focus on higher quality debt issues. The Fund's allocation to corporate bonds declined from 45% to 40% at the beginning of the fiscal year. The allocation to the mortgage sector also declined from 11.5% to 8.25%. These positions -- coupled with the fact that the Fund was not vulnerable to call risks associated with mortgage securities -- boosted Fund performance during the first half of the reporting period.

     Within the corporate bond sector, lower quality issues performed well. In response to significantly lower interest rates and improved conditions in the corporate bond sector, the Fund increased its allocation to corporate bonds from 40% to 48% on May 31, 2001. The Fund's allocation of mortgage securities also increased from 8.25% to 12.4%. However, the Fund maintained its long duration in anticipation of even lower short-term rates. This duration position, along with relatively conservative credit selection, hindered Fund performance in the second half of the period.

STRATEGIC OUTLOOK

     The Fed is expected to continue cutting short-term rates until the economy begins to improve. Still, weak corporate profits, a strong U.S. dollar, and a slowing global market should make for only a modest economic recovery. With this outlook, the Fund manager believes that the Fund's current allocations and investment strategy should positively impact its performance in a declining interest rate environment.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2001)

                                                 INCLUDING SALES CHARGE             EXCLUDING SALES CHARGE
                                             ---------------------------------  ---------------------------------
                                               1-YEAR    5-YEAR      10-YEAR      1-YEAR     5-YEAR     10-YEAR
   CLASS A                                      6.97      5.67         6.21        12.01      6.65        6.70
   CLASS B                                      6.30      5.54         5.90        11.30      5.86        5.90
   INSTITUTIONAL CLASS                                                             12.29      6.73        6.73
   BENCHMARK
     LEHMAN BROTHERS AGGREGATE BOND INDEX(2)                                       13.12      7.68        7.82

CHARACTERISTICS (AS OF MAY 31, 2001)

PORTFOLIO TURNOVER                                109%
NUMBER OF HOLDINGS                                173
AVERAGE CREDIT QUALITY(3)                          AA
WEIGHTED AVERAGE COUPON                          7.68%
ESTIMATED WEIGHTED AVERAGE LIFE                 10.09 YEARS
ESTIMATED DURATION                               5.96 YEARS
NAV (A, B, I)                     $9.33, $9.32, $9.32
DISTRIBUTION RATE(4) (A, B, I)     5.77%, 5.28%, 6.30%
SEC YIELD(5) (A, B, I)             5.09%, 4.57%, 5.60%

GROWTH OF $10,000 INVESTMENT(7)

[CHART]

                             WELLS FARGO                                          WELLS FARGO
                           INCOME FUND -            LEHMAN BROTHERS             INCOME FUND -
                           CLASS A             AGGREGATE BOND INDEX       INSTITUTIONAL CLASS
         May-91                   $9,550                    $10,000                   $10,000
         Jun-91                   $9,542                     $9,995                    $9,991
         Jul-91                   $9,677                    $10,134                   $10,133
         Aug-91                   $9,916                    $10,353                   $10,383
         Sep-91                  $10,134                    $10,563                   $10,612
         Oct-91                  $10,251                    $10,680                   $10,734
         Nov-91                  $10,377                    $10,778                   $10,866
         Dec-91                  $10,708                    $11,099                   $11,213
         Jan-92                  $10,590                    $10,948                   $11,089
         Feb-92                  $10,619                    $11,019                   $11,119
         Mar-92                  $10,572                    $10,957                   $11,070
         Apr-92                  $10,626                    $11,036                   $11,127
         May-92                  $10,847                    $11,244                   $11,358
         Jun-92                  $10,994                    $11,399                   $11,512
         Jul-92                  $11,314                    $11,632                   $11,848
         Aug-92                  $11,402                    $11,749                   $11,939
         Sep-92                  $11,607                    $11,889                   $12,154
         Oct-92                  $11,426                    $11,731                   $11,964
         Nov-92                  $11,409                    $11,734                   $11,947
         Dec-92                  $11,560                    $11,920                   $12,105
         Jan-93                  $11,766                    $12,149                   $12,321
         Feb-93                  $11,978                    $12,361                   $12,542
         Mar-93                  $12,015                    $12,413                   $12,582
         Apr-93                  $12,111                    $12,499                   $12,682
         May-93                  $12,090                    $12,515                   $12,660
         Jun-93                  $12,264                    $12,742                   $12,842
         Jul-93                  $12,312                    $12,814                   $12,893
         Aug-93                  $12,516                    $13,039                   $13,089
         Sep-93                  $12,538                    $13,075                   $13,112
         Oct-93                  $12,573                    $13,123                   $13,148
         Nov-93                  $12,538                    $13,012                   $13,112
         Dec-93                  $12,590                    $13,082                   $13,166
         Jan-94                  $12,704                    $13,259                   $13,273
         Feb-94                  $12,513                    $13,029                   $13,086
         Mar-94                  $12,272                    $12,707                   $12,820
         Apr-94                  $12,016                    $12,606                   $12,565
         May-94                  $11,900                    $12,604                   $12,444
         Jun-94                  $11,856                    $12,576                   $12,398
         Jul-94                  $12,011                    $12,826                   $12,560
         Aug-94                  $12,030                    $12,842                   $12,580
         Sep-94                  $11,825                    $12,653                   $12,366
         Oct-94                  $11,791                    $12,642                   $12,330
         Nov-94                  $11,632                    $12,614                   $12,162
         Dec-94                  $11,708                    $12,701                   $12,242
         Jan-95                  $11,891                    $12,952                   $12,434
         Feb-95                  $12,154                    $13,260                   $12,709
         Mar-95                  $12,230                    $13,341                   $12,789
         Apr-95                  $12,440                    $13,528                   $13,009
         May-95                  $12,910                    $14,051                   $13,501
         Jun-95                  $12,970                    $14,154                   $13,549
         Jul-95                  $12,914                    $14,123                   $13,504
         Aug-95                  $13,080                    $14,293                   $13,678
         Sep-95                  $13,206                    $14,432                   $13,810
         Oct-95                  $13,371                    $14,620                   $13,982
         Nov-95                  $13,541                    $14,839                   $14,160
         Dec-95                  $13,738                    $15,047                   $14,367
         Jan-96                  $13,806                    $15,147                   $14,437
         Feb-96                  $13,508                    $14,884                   $14,126
         Mar-96                  $13,395                    $14,780                   $14,008
         Apr-96                  $13,281                    $14,697                   $13,887
         May-96                  $13,244                    $14,667                   $13,849
         Jun-96                  $13,411                    $14,864                   $14,024
         Jul-96                  $13,443                    $14,905                   $14,058
         Aug-96                  $13,397                    $14,880                   $14,009
         Sep-96                  $13,615                    $15,139                   $14,253
         Oct-96                  $13,925                    $15,475                   $14,562
         Nov-96                  $14,163                    $15,740                   $14,811
         Dec-96                  $14,001                    $15,593                   $14,641
         Jan-97                  $14,020                    $15,641                   $14,660
         Feb-97                  $14,018                    $15,680                   $14,674
         Mar-97                  $13,822                    $15,506                   $14,453
         Apr-97                  $14,034                    $15,738                   $14,675
         May-97                  $14,143                    $15,887                   $14,805
         Jun-97                  $14,327                    $16,076                   $14,981
         Jul-97                  $14,866                    $16,509                   $15,546
         Aug-97                  $14,622                    $16,368                   $15,290
         Sep-97                  $14,900                    $16,610                   $15,581
         Oct-97                  $15,182                    $16,851                   $15,876
         Nov-97                  $15,261                    $16,928                   $15,959
         Dec-97                  $15,437                    $17,099                   $16,143
         Jan-98                  $15,677                    $17,318                   $16,394
         Feb-98                  $15,594                    $17,305                   $16,307
         Mar-98                  $15,629                    $17,365                   $16,344
         Apr-98                  $15,694                    $17,456                   $16,412
         May-98                  $15,906                    $17,621                   $16,634
         Jun-98                  $16,068                    $17,770                   $16,803
         Jul-98                  $16,069                    $17,808                   $16,804
         Aug-98                  $16,365                    $18,098                   $17,114
         Sep-98                  $16,826                    $18,522                   $17,597
         Oct-98                  $16,659                    $18,424                   $17,422
         Nov-98                  $16,774                    $18,528                   $17,542
         Dec-98                  $16,823                    $18,584                   $17,593
         Jan-99                  $16,937                    $18,717                   $17,731
         Feb-99                  $16,439                    $18,390                   $17,191
         Mar-99                  $16,558                    $18,492                   $17,316
         Apr-99                  $16,574                    $18,551                   $17,350
         May-99                  $16,353                    $18,388                   $17,101
         Jun-99                  $16,230                    $18,329                   $16,972
         Jul-99                  $16,179                    $18,252                   $16,919
         Aug-99                  $16,111                    $18,242                   $16,848
         Sep-99                  $16,251                    $18,454                   $16,994
         Oct-99                  $16,271                    $18,522                   $17,034
         Nov-99                  $16,269                    $18,521                   $17,016
         Dec-99                  $16,161                    $18,431                   $16,905
         Jan-00                  $16,124                    $18,371                   $16,871
         Feb-00                  $16,319                    $18,593                   $17,097
         Mar-00                  $16,609                    $18,838                   $17,386
         Apr-00                  $16,461                    $18,784                   $17,234
         May-00                  $16,315                    $18,776                   $17,084
         Jun-00                  $16,680                    $19,166                   $17,470
         Jul-00                  $16,846                    $19,341                   $17,648
         Aug-00                  $17,105                    $19,621                   $17,923
         Sep-00                  $17,119                    $19,745                   $17,941
         Oct-00                  $17,211                    $19,875                   $18,041
         Nov-00                  $17,545                    $20,201                   $18,396
         Dec-00                  $17,923                    $20,577                   $18,796
         Jan-01                  $18,148                    $20,914                   $19,037
         Feb-01                  $18,348                    $21,096                   $19,251
         Mar-01                  $18,420                    $21,202                   $19,330
         Apr-01                  $18,200                    $21,113                   $19,102
         May-01                  $18,274                    $21,239                   $19,184

PORTFOLIO ALLOCATION(6) (AS OF MAY 31, 2001)

[CHART]

Corporate Bonds                            48%
U.S. Treasury Bonds                        30%
Federal Agencies                           22%

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares for periods prior to August 5, 1993, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to August 2, 1993, reflects performance of the Class A shares, adjusted for Institutional Class expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

INCOME PLUS FUND


INVESTMENT OBJECTIVE

   The Wells Fargo Income Plus Fund (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Graham Allen, FCMA
   Daniel Kokoszka, CFA
   Scott Smith, CFA

INCEPTION DATE
   7/13/98

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.06%(1) for the one-year period ended May 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which posted a 13.12% return during the period. The Fund's Class A shares distributed $0.83 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Fund's performance during the fiscal year was attributed to its diversified portfolio strategy, including high quality U.S. government, corporate and mortgage bonds, plus high-yield U.S. and euro securities, and emerging market and non-U.S. dollar sovereign debt.

     During the first five months, the Fund benefited from its extensive holdings of high-yield corporate bonds. Specifically, the Fund's emphasis on a diverse selection of higher rated BB securities helped it to participate in the attractive gains posted by this sector while sidestepping potential credit problems. In addition, the Fund's portfolio of U.S. government and mortgage-backed securities performed well during the period. Finally, the non-U.S. dollar and emerging market portfolio components -- which together represent approximately 10% of Fund holdings -- remained well diversified.

STRATEGIC OUTLOOK

     Although the U.S. economy appears to have avoided a recession, the technology slump has spilled over to other sectors of the economy. Aggressive interest rate cuts orchestrated by the Federal Reserve Board, plus a tax cut, could spark growth later in the year. A strong U.S. dollar, weak corporate profits, and a slowdown overseas should make for a only modest economic recovery. Amid a changing interest rate environment, Fund holdings may be adjusted in an effort to capitalize on favorable conditions within various bond sectors.

     Going forward, the Fund will continue to purchase securities that the Fund manager believes should enhance yields and returns. For example, the Fund expects to modestly increase its allocation to high yield, higher quality bonds, while also adding to its overall exposure of BBB-rated corporate issues. These changes will be made incrementally -- and opportunistically -- over the ensuing months as conditions warrant.

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2001)

                                                    INCLUDING SALES CHARGE         EXCLUDING SALES CHARGE
                                                ------------------------------ ------------------------------
                                                  1-YEAR     SINCE INCEPTION     1-YEAR     SINCE INCEPTION
   CLASS A                                         5.10           0.61           10.06           2.23
   CLASS B                                         4.14           0.59            9.14           1.47
   CLASS C                                         8.14           1.47            9.14           1.47
   BENCHMARK
    LEHMAN BROTHERS AGGREGATE BOND INDEX(2)                                      13.12           6.30(3)

CHARACTERISTICS (AS OF MAY 31, 2001)

PORTFOLIO TURNOVER                                          63%
NUMBER OF HOLDINGS                                         183
AVERAGE CREDIT QUALITY(4)                                   A1
WEIGHTED AVERAGE COUPON                                   7.81%
ESTIMATED WEIGHTED AVERAGE MATURITY                       8.52 YEARS
ESTIMATED AVERAGE DURATION                                5.12 YEARS
NAV (A, B, C)                            $10.80, $10.80, $10.80
DISTRIBUTION RATE(5) (A, B, C)              5.94%, 5.48%, 5.48%
SEC YIELD(6) (A, B, C)                      6.25%, 5.79%, 5.78%

GROWTH OF $10,000 INVESTMENT(8)

[CHART]

                                      WELLS FARGO              LEHMAN BROTHERS
                       INCOME PLUS FUND - CLASS A         AGGREGATE BOND INDEX
         Jun-98                            $9,550                      $10,000
         Jul-98                            $9,512                      $10,021
         Aug-98                            $9,382                      $10,184
         Sep-98                            $9,709                      $10,423
         Oct-98                            $9,637                      $10,368
         Nov-98                            $9,844                      $10,426
         Dec-98                            $9,883                      $10,458
         Jan-99                            $9,945                      $10,533
         Feb-99                            $9,764                      $10,349
         Mar-99                            $9,810                      $10,406
         Apr-99                            $9,976                      $10,439
         May-99                            $9,855                      $10,348
         Jun-99                            $9,790                      $10,315
         Jul-99                            $9,717                      $10,271
         Aug-99                            $9,594                      $10,265
         Sep-99                            $9,649                      $10,385
         Oct-99                            $9,502                      $10,423
         Nov-99                            $9,519                      $10,422
         Dec-99                            $9,539                      $10,372
         Jan-00                            $9,415                      $10,338
         Feb-00                            $9,482                      $10,463
         Mar-00                            $9,444                      $10,601
         Apr-00                            $9,387                      $10,571
         May-00                            $9,246                      $10,566
         Jun-00                            $9,435                      $10,785
         Jul-00                            $9,567                      $10,884
         Aug-00                            $9,627                      $11,041
         Sep-00                            $9,651                      $11,111
         Oct-00                            $9,546                      $11,184
         Nov-00                            $9,600                      $11,368
         Dec-00                            $9,803                      $11,579
         Jan-01                           $10,066                      $11,769
         Feb-01                           $10,149                      $11,871
         Mar-01                           $10,136                      $11,931
         Apr-01                           $10,103                      $11,881
         May-01                           $10,176                      $11,952

PORTFOLIO ALLOCATION(7) (AS OF MAY 31, 2001)

[CHART]

Corporate Bonds                                         42%
U.S. Treasury Bonds                                     20%
Federal Agencies                                        15%
Foreign Governments                                     12%
U.S. Treasury Notes                                      7%
Cash Equivalents                                         4%

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective at close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of July 13, 1998.

(4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(7) Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares since inception with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

INTERMEDIATE GOVERNMENT INCOME FUND


INVESTMENT OBJECTIVE

   The Wells Fargo Intermediate Government Income Fund (the Fund) seeks current income, consistent with safety of principal.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Margie Grace, CFA

INCEPTION DATE
   12/31/82

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.94%(1) for the one-year period ended May 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government Index(2), which returned 11.81% for the period. The Fund's Class A shares distributed $0.67 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year was dominated by a series of short-term interest rate cuts. The Federal Reserve Board (the Fed) cut short-term rates by 2.5% during the period in an effort to prevent the ailing U.S. economy from slipping into a recession.

     In contrast to falling short-term interest rates, long-term rates experienced increases during the period. In response to improving liquidity and conditions in the spread sectors, the Fund increased its allocation to agency securities from 13.4% to 21.4%. At the same time, the Fund maintained a longer duration position and remained underweight in mortgage-backed securities. These factors led to its underperformance during the second half of the fiscal year.

     As interest rates moved lower, the Fund's mortgage-backed and agency holdings underperformed U.S. Treasury securities. However, the Fund was positioned with a duration that was longer than similar funds. In addition, the Fund transitioned from a barbell position it maintained throughout 2000 to a more bulleted position that anticipated a steeper yield curve. In all, these combined strategies and positions enabled the Fund to remain competitive with its peer group during the reporting period.

STRATEGIC OUTLOOK

     Going forward, it is anticipated that the Fed will continue its aggressive easing campaign to spark economic growth. The Fund manager believes that, under these circumstances, the Fund should be positioned to benefit from falling rates.


   (1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 17, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance of the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown.

   Institutional Class shares are sold without sales charges. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's prospectus.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2001)

                                                                INCLUDING SALES CHARGE      EXCLUDING SALES CHARGE
                                                             --------------------------- ---------------------------
                                                              1-YEAR   5-YEAR   10-YEAR   1-YEAR   5-YEAR   10-YEAR
   CLASS A                                                     5.95     5.69     5.81      10.94     6.67     6.30
   CLASS B                                                     5.12     5.54     5.50      10.12     5.87     5.50
   CLASS C                                                     9.16     5.88     5.51      10.16     5.88     5.51
   INSTITUTIONAL CLASS                                                                     11.25     6.75     6.34
   BENCHMARK
     LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT INDEX(2)                                 11.81     7.06     7.12

CHARACTERISTICS (AS OF MAY 31, 2001)

PORTFOLIO TURNOVER                                                57%
NUMBER OF HOLDINGS                                                74
AVERAGE CREDIT QUALITY(3)                                        AAA
WEIGHTED AVERAGE COUPON                                         7.51%
ESTIMATED WEIGHTED AVERAGE MATURITY                             7.54 YEARS
ESTIMATED AVERAGE DURATION                                      4.89 YEARS
 NAV (A, B, C, I)                     $11.02, $11.01, $11.01, $11.02
DISTRIBUTION RATE(4)
 (A, B, C, I)                              5.96%, 5.43%, 5.45%, 6.55%
SEC YIELD(5)
 (A, B, C, I)                              4.58%, 4.04%, 4.02%, 5.08%

GROWTH OF $10,000 INVESTMENT(7)

[CHART]

                  WELLS FARGO INTERMEDIATE      LEHMAN BROTHERS      WELLS FARGO INTERMEDIATE
                  GOVERNMENT INCOME FUND -      INTERMEDIATE U.S.    GOVERNMENT INCOME FUND -
                  CLASS A                       GOVERNMENT INDEX     INSTITUTIONAL CLASS
         May-91                     $9,550               $10,000                      $10,000
         Jun-91                     $9,527               $10,008                       $9,976
         Jul-91                     $9,630               $10,116                      $10,084
         Aug-91                     $9,825               $10,308                      $10,287
         Sep-91                    $10,016               $10,484                      $10,488
         Oct-91                    $10,113               $10,603                      $10,589
         Nov-91                    $10,237               $10,727                      $10,719
         Dec-91                    $10,506               $10,988                      $11,001
         Jan-92                    $10,355               $10,882                      $10,843
         Feb-92                    $10,380               $10,916                      $10,870
         Mar-92                    $10,323               $10,873                      $10,809
         Apr-92                    $10,416               $10,970                      $10,906
         May-92                    $10,561               $11,134                      $11,059
         Jun-92                    $10,714               $11,294                      $11,218
         Jul-92                    $10,923               $11,511                      $11,438
         Aug-92                    $11,051               $11,629                      $11,572
         Sep-92                    $11,206               $11,789                      $11,734
         Oct-92                    $11,052               $11,647                      $11,572
         Nov-92                    $11,015               $11,600                      $11,533
         Dec-92                    $11,136               $11,749                      $11,661
         Jan-93                    $11,336               $11,968                      $11,870
         Feb-93                    $11,529               $12,144                      $12,072
         Mar-93                    $11,605               $12,189                      $12,151
         Apr-93                    $11,704               $12,284                      $12,255
         May-93                    $11,688               $12,251                      $12,239
         Jun-93                    $11,856               $12,428                      $12,414
         Jul-93                    $11,879               $12,453                      $12,439
         Aug-93                    $12,070               $12,638                      $12,639
         Sep-93                    $12,143               $12,690                      $12,715
         Oct-93                    $12,179               $12,720                      $12,753
         Nov-93                    $12,075               $12,657                      $12,644
         Dec-93                    $12,134               $12,709                      $12,705
         Jan-94                    $12,242               $12,835                      $12,819
         Feb-94                    $11,995               $12,659                      $12,560
         Mar-94                    $11,736               $12,474                      $12,289
         Apr-94                    $11,531               $12,393                      $12,074
         May-94                    $11,361               $12,402                      $11,896
         Jun-94                    $11,298               $12,405                      $11,830
         Jul-94                    $11,483               $12,568                      $12,024
         Aug-94                    $11,445               $12,604                      $11,984
         Sep-94                    $11,374               $12,500                      $11,909
         Oct-94                    $11,372               $12,502                      $11,908
         Nov-94                    $11,345               $12,447                      $11,880
         Dec-94                    $11,386               $12,487                      $11,923
         Jan-95                    $11,523               $12,691                      $12,066
         Feb-95                    $11,768               $12,935                      $12,323
         Mar-95                    $11,844               $13,007                      $12,402
         Apr-95                    $11,987               $13,157                      $12,552
         May-95                    $12,313               $13,528                      $12,894
         Jun-95                    $12,401               $13,614                      $12,986
         Jul-95                    $12,362               $13,621                      $12,945
         Aug-95                    $12,456               $13,733                      $13,044
         Sep-95                    $12,530               $13,825                      $13,121
         Oct-95                    $12,658               $13,977                      $13,256
         Nov-95                    $12,818               $14,147                      $13,422
         Dec-95                    $12,951               $14,287                      $13,562
         Jan-96                    $13,055               $14,408                      $13,670
         Feb-96                    $12,891               $14,255                      $13,499
         Mar-96                    $12,805               $14,190                      $13,409
         Apr-96                    $12,760               $14,149                      $13,362
         May-96                    $12,734               $14,141                      $13,335
         Jun-96                    $12,846               $14,285                      $13,464
         Jul-96                    $12,886               $14,330                      $13,493
         Aug-96                    $12,857               $14,346                      $13,463
         Sep-96                    $13,048               $14,531                      $13,663
         Oct-96                    $13,294               $14,769                      $13,934
         Nov-96                    $13,508               $14,948                      $14,145
         Dec-96                    $13,357               $14,867                      $13,987
         Jan-97                    $13,411               $14,924                      $14,044
         Feb-97                    $13,406               $14,949                      $14,050
         Mar-97                    $13,267               $14,864                      $13,892
         Apr-97                    $13,440               $15,031                      $14,074
         May-97                    $13,545               $15,148                      $14,184
         Jun-97                    $13,675               $15,278                      $14,333
         Jul-97                    $14,053               $15,560                      $14,715
         Aug-97                    $13,909               $15,500                      $14,565
         Sep-97                    $14,123               $15,669                      $14,788
         Oct-97                    $14,344               $15,851                      $15,020
         Nov-97                    $14,389               $15,886                      $15,067
         Dec-97                    $14,522               $16,015                      $15,220
         Jan-98                    $14,761               $16,224                      $15,456
         Feb-98                    $14,695               $16,207                      $15,401
         Mar-98                    $14,731               $16,258                      $15,425
         Apr-98                    $14,786               $16,335                      $15,496
         May-98                    $14,926               $16,448                      $15,629
         Jun-98                    $15,051               $16,558                      $15,760
         Jul-98                    $15,078               $16,622                      $15,788
         Aug-98                    $15,420               $16,936                      $16,146
         Sep-98                    $15,940               $17,332                      $16,705
         Oct-98                    $15,870               $17,360                      $16,631
         Nov-98                    $15,842               $17,307                      $16,588
         Dec-98                    $15,924               $17,374                      $16,674
         Jan-99                    $15,982               $17,452                      $16,735
         Feb-99                    $15,622               $17,213                      $16,373
         Mar-99                    $15,727               $17,327                      $16,468
         Apr-99                    $15,764               $17,374                      $16,506
         May-99                    $15,554               $17,267                      $16,301
         Jun-99                    $15,493               $17,292                      $16,237
         Jul-99                    $15,449               $17,295                      $16,192
         Aug-99                    $15,442               $17,319                      $16,170
         Sep-99                    $15,628               $17,467                      $16,364
         Oct-99                    $15,665               $17,502                      $16,387
         Nov-99                    $15,659               $17,514                      $16,396
         Dec-99                    $15,571               $17,459                      $16,305
         Jan-00                    $15,492               $17,401                      $16,225
         Feb-00                    $15,677               $17,544                      $16,422
         Mar-00                    $15,900               $17,745                      $16,660
         Apr-00                    $15,858               $17,738                      $16,620
         May-00                    $15,852               $17,785                      $16,618
         Jun-00                    $16,140               $18,068                      $16,923
         Jul-00                    $16,266               $18,187                      $17,059
         Aug-00                    $16,494               $18,391                      $17,303
         Sep-00                    $16,560               $18,551                      $17,376
         Oct-00                    $16,689               $18,679                      $17,516
         Nov-00                    $16,987               $18,953                      $17,832
         Dec-00                    $17,287               $19,287                      $18,168
         Jan-01                    $17,446               $19,544                      $18,339
         Feb-01                    $17,622               $19,723                      $18,528
         Mar-01                    $17,697               $19,865                      $18,594
         Apr-01                    $17,541               $19,802                      $18,435
         May-01                    $17,587               $19,883                      $18,488

PORTFOLIO ALLOCATION(6) (AS OF MAY 31, 2001)

[CHART]

Federal Agencies                           47%
U.S. Treasury Bonds                        34%
U.S. Treasury Notes                        18%
Cash Equivalents                            1%

(2) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Intermediate Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

LIMITED TERM GOVERNMENT INCOME FUND


INVESTMENT OBJECTIVE

   The Wells Fargo Limited Term Government Income Fund (the Fund) seeks current income, while preserving capital.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Mark Walter

INCEPTION DATE
   10/27/93

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.38%(1) for the one-year period ended May 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index(2), which returned 11.81% for the period. The Fund's Class A shares distributed $0.57 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     This past fiscal year was a profitable yet tumultuous period for Fund shareholders. The period was characterized by a slowing economy followed by a series of short-term interest rate cuts engineered by the Federal Reserve Board (the Fed) to prevent a recession. During this time, Fund performance was aided by the strong performance of U.S. Treasury securities, a longer duration compared to similar funds, and a portfolio insulated against call risk.

     Despite the Fed's cumulative rate cuts totaling 2.5%, long-term rates experienced increases in 2001. With rising long-term rates leading to the anticipation of slower prepayments, the Fund increased its mortgage allocation from 24% to 34%. However, the Fund anticipated a further decline in interest rates, and therefore maintained its longer duration position. This strategy resulted in the Fund's underperformance during the second half of the fiscal year.

STRATEGIC OUTLOOK

     The outlook for the U.S. economy possibly includes further interest rate cuts in an effort to revive the ailing U.S. economy. The Fund remains positioned to respond positively to the additional rate cuts expected over the ensuing months, and should continue to enhance its performance as interest rates decline even further.


   (1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Limited Term Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the accounting survivor of a merger of the Stagecoach Fund and the Norwest Advantage Limited Term Government Income Fund at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares of the Fund for periods prior to June 15, 1998, reflects the performance of the Fund's Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects the performance of the Class A shares of the Fund, adjusted to reflect Institutional Class expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2001)

                                                              INCLUDING SALES CHARGE            EXCLUDING SALES CHARGE
                                                          ------------------------------   --------------------------------
                                                                                SINCE                              SINCE
                                                           1-YEAR    5-YEAR   INCEPTION     1-YEAR    5-YEAR     INCEPTION
CLASS A                                                     5.47      5.24      4.77         10.38     6.22         5.40
CLASS B                                                     4.56      5.19      4.72          9.56     5.52         4.72
INSTITUTIONAL CLASS                                                                          10.66     6.35         5.49
BENCHMARK
  LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX(2)                               11.81     7.06         6.07(3)

CHARACTERISTICS (AS OF MAY 31, 2001)

PORTFOLIO TURNOVER                                           126%
NUMBER OF HOLDINGS                                            49
AVERAGE CREDIT QUALITY(4)                                    AAA
WEIGHTED AVERAGE COUPON                                     6.85%
ESTIMATED WEIGHTED AVERAGE MATURITY                         4.63 YEARS
ESTIMATED DURATION                                          3.10 YEARS
NAV (A, B, I)                                $9.83, $9.83, $9.64
DISTRIBUTION RATE(5) (A, B, I)                5.41%, 4.92%, 5.96%
SEC YIELD(6) (A, B, I)                        4.44%, 3.90%, 4.94%

GROWTH OF $10,000 INVESTMENT(8)

[CHART]

                    WELLS FARGO LIMITED TERM    LEHMAN BROTHERS          WELLS FARGO LIMITED
                    GOVERNMENT INCOME FUND -    INTERMEDIATE             TERM GOVERNMENT INCOME FUND
                    CLASS A                     GOV'T/CREDIT INDEX       INSTITUTIONAL CLASS
         Oct-93                       $9,550               $10,000                           $10,000
         Nov-93                       $9,566                $9,944                           $10,015
         Dec-93                       $9,596                $9,990                           $10,047
         Jan-94                       $9,656               $10,101                           $10,110
         Feb-94                       $9,598                $9,951                           $10,050
         Mar-94                       $9,546                $9,787                            $9,995
         Apr-94                       $9,513                $9,721                            $9,960
         May-94                       $9,540                $9,727                            $9,989
         Jun-94                       $9,549                $9,728                            $9,997
         Jul-94                       $9,607                $9,868                           $10,058
         Aug-94                       $9,603                $9,899                           $10,055
         Sep-94                       $9,484                $9,808                            $9,930
         Oct-94                       $9,478                $9,807                            $9,924
         Nov-94                       $9,423                $9,762                            $9,866
         Dec-94                       $9,460                $9,797                            $9,905
         Jan-95                       $9,609                $9,962                           $10,061
         Feb-95                       $9,784               $10,169                           $10,244
         Mar-95                       $9,835               $10,227                           $10,297
         Apr-95                       $9,919               $10,353                           $10,385
         May-95                      $10,142               $10,666                           $10,619
         Jun-95                      $10,202               $10,738                           $10,681
         Jul-95                      $10,205               $10,739                           $10,684
         Aug-95                      $10,273               $10,837                           $10,756
         Sep-95                      $10,333               $10,915                           $10,819
         Oct-95                      $10,434               $11,037                           $10,924
         Nov-95                      $10,546               $11,182                           $11,041
         Dec-95                      $10,659               $11,299                           $11,160
         Jan-96                      $10,751               $11,397                           $11,257
         Feb-96                      $10,659               $11,263                           $11,160
         Mar-96                      $10,597               $11,205                           $11,095
         Apr-96                      $10,556               $11,165                           $11,052
         May-96                      $10,531               $11,157                           $11,026
         Jun-96                      $10,630               $11,275                           $11,130
         Jul-96                      $10,658               $11,309                           $11,159
         Aug-96                      $10,657               $11,318                           $11,158
         Sep-96                      $10,802               $11,475                           $11,301
         Oct-96                      $10,938               $11,678                           $11,445
         Nov-96                      $11,092               $11,832                           $11,609
         Dec-96                      $11,044               $11,756                           $11,557
         Jan-97                      $11,114               $11,802                           $11,631
         Feb-97                      $11,154               $11,825                           $11,672
         Mar-97                      $11,080               $11,743                           $11,593
         Apr-97                      $11,207               $11,881                           $11,740
         May-97                      $11,280               $11,980                           $11,818
         Jun-97                      $11,372               $12,089                           $11,915
         Jul-97                      $11,583               $12,335                           $12,128
         Aug-97                      $11,528               $12,273                           $12,068
         Sep-97                      $11,644               $12,416                           $12,192
         Oct-97                      $11,766               $12,553                           $12,322
         Nov-97                      $11,786               $12,581                           $12,344
         Dec-97                      $11,880               $12,682                           $12,444
         Jan-98                      $12,041               $12,848                           $12,619
         Feb-98                      $12,016               $12,838                           $12,592
         Mar-98                      $12,043               $12,879                           $12,619
         Apr-98                      $12,095               $12,944                           $12,675
         May-98                      $12,186               $13,038                           $12,771
         Jun-98                      $12,228               $13,122                           $12,815
         Jul-98                      $12,281               $13,168                           $12,871
         Aug-98                      $12,498               $13,375                           $13,103
         Sep-98                      $12,816               $13,711                           $13,442
         Oct-98                      $12,779               $13,697                           $13,402
         Nov-98                      $12,748               $13,696                           $13,368
         Dec-98                      $12,783               $13,751                           $13,405
         Jan-99                      $12,855               $13,827                           $13,481
         Feb-99                      $12,632               $13,624                           $13,241
         Mar-99                      $12,718               $13,725                           $13,333
         Apr-99                      $12,757               $13,768                           $13,374
         May-99                      $12,632               $13,662                           $13,254
         Jun-99                      $12,641               $13,671                           $13,248
         Jul-99                      $12,606               $13,659                           $13,225
         Aug-99                      $12,599               $13,669                           $13,217
         Sep-99                      $12,749               $13,797                           $13,363
         Oct-99                      $12,776               $13,833                           $13,394
         Nov-99                      $12,782               $13,850                           $13,416
         Dec-99                      $12,748               $13,805                           $13,382
         Jan-00                      $12,674               $13,754                           $13,305
         Feb-00                      $12,774               $13,867                           $13,413
         Mar-00                      $12,889               $14,012                           $13,539
         Apr-00                      $12,896               $13,980                           $13,548
         May-00                      $12,904               $14,002                           $13,558
         Jun-00                      $13,088               $14,249                           $13,758
         Jul-00                      $13,168               $14,357                           $13,846
         Aug-00                      $13,317               $14,527                           $14,006
         Sep-00                      $13,423               $14,659                           $14,122
         Oct-00                      $13,490               $14,726                           $14,196
         Nov-00                      $13,669               $14,927                           $14,390
         Dec-00                      $13,893               $15,201                           $14,632
         Jan-01                      $14,060               $15,451                           $14,798
         Feb-01                      $14,154               $15,596                           $14,901
         Mar-01                      $14,237               $15,716                           $14,992
         Apr-01                      $14,189               $15,675                           $14,944
         May-01                      $14,243               $15,763                           $15,004

PORTFOLIO ALLOCATION(7) (AS OF MAY 31, 2001)

[CHART]

Federal Agencies                                   59%
U.S. Treasury Bonds                                28%
U.S. Treasury Notes                                 5%
Corporate Bonds                                     5%
Asset-Backed Securities                             2%
Cash Equivalents                                    1%


(2) The Lehman Brothers Intermediate U.S. Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also contains all publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt in the one- to ten-year range. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of October 27, 1993.

(4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(7) Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Limited Term Government Income Fund Class A and Institutional Class shares since inception with the Lehman Brothers Intermediate U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

STABLE INCOME FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Stable Income Fund (the Fund) seeks stability of principal while providing low volatility total return.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Galliard Capital Management, Inc.

FUND MANAGER

   John Huber

INCEPTION DATE

   11/11/94

PERFORMANCE HIGHLIGHTS

  The Fund's Class A shares returned 7.98%(1) for the one-year period ended May 31, 2001, excluding sales charges. The Fund outperformed its benchmark, the Merrill Lynch Treasury Bill One-Year Index(2), which returned 7.66% during the period. The Fund's Class A shares distributed $0.58 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

  The Fund's performance reflected a tactical move into the corporate market at a time of tightening among short-term corporate yield spreads, plus the Fund's advantageous positioning during a changing yield curve. Several of the Fund's holdings helped drive performance over the past fiscal year. For example, the Fund benefited from improving conditions within the corporate bond sector, including bonds issued by Rite Aid, TRW and Federal Express.

STRATEGIC OUTLOOK

  Going forward, the Fund's manager will continue to purchase undervalued securities and change sector allocations on a strategically diversified basis. In addition, the Fund's mortgage strategy expects to continue to involve pass-through securities, and additional floating rate securities may be added to the portfolio.

  The Fund manager expects to enhance the Fund's performance in most interest rate environments because the Fund's performance is not predicated on the direction of changing interest rates. In fact, the Fund has performed well in virtually all interest rate environments.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges and expenses. Performance shown for Class B shares for periods prior to May 17, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 1.50%. The maximum contingent-deferred sales charge for Class B shares is 1.50%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2001)

                                        INCLUDING SALES CHARGE                EXCLUDING SALES CHARGE
                                   1-Year  5-Year  Since Inception        1-Year  5-Year  Since Inception
CLASS A                              6.36    5.60     5.83                  7.98    5.92       6.07
CLASS B                              5.72    5.12     5.27                  7.22    5.12       5.27
INSTITUTIONAL CLASS                                                         8.25    6.00       6.13
BENCHMARKS
  MERRILL LYNCH TREASURY BILL ONE-YEAR INDEX(2)                             7.66    5.93       6.01(3)


CHARACTERISTICS (AS OF MAY 31, 2001)

PORTFOLIO TURNOVER                                    37%
NUMBER OF HOLDINGS                                   155
AVERAGE CREDIT QUALITY(4)                            AA1
WEIGHTED AVERAGE COUPON                             6.16%
ESTIMATED WEIGHTED AVERAGE MATURITY                 2.10 YEARS
ESTIMATED AVERAGE DURATION                          0.99 YEAR
NAV (A, B, I)                     $10.36, $10.35, $10.36
DISTRIBUTION RATE(5) (A, B, I)        5.14%, 4.43%, 5.48%
SEC YIELD(6) (A, B, I)                4.43%, 3.73%, 4.75%



GROWTH OF $10,000 INVESTMENT(8)
[CHART]


               WELLS FARGO STABLE       MERRILL LYNCH TREASURY     WELLS FARGO STABLE INCOME
              INCOME FUND - CLASS A     BILL ONE-YEAR INDEX       FUND - INSTITUTIONAL CLASS
  Oct-94            $9,850                    $10,000                     $10,000
  Nov-94            $9,880                     $9,995                     $10,030
  Dec-94            $9,919                    $10,029                     $10,070
  Jan-95            $9,968                    $10,129                     $10,120
  Feb-95           $10,047                    $10,218                     $10,200
  Mar-95           $10,126                    $10,277                     $10,280
  Apr-95           $10,185                    $10,336                     $10,340
  May-95           $10,293                    $10,428                     $10,450
  Jun-95           $10,352                    $10,488                     $10,510
  Jul-95           $10,392                    $10,540                     $10,550
  Aug-95           $10,451                    $10,590                     $10,610
  Sep-95           $10,500                    $10,634                     $10,660
  Oct-95           $10,559                    $10,698                     $10,720
  Nov-95           $10,638                    $10,762                     $10,800
  Dec-95           $10,706                    $10,822                     $10,869
  Jan-96           $10,778                    $10,891                     $10,942
  Feb-96           $10,778                    $10,904                     $10,942
  Mar-96           $10,809                    $10,934                     $10,974
  Apr-96           $10,836                    $10,972                     $11,001
  May-96           $10,872                    $11,012                     $11,038
  Jun-96           $10,934                    $11,070                     $11,101
  Jul-96           $10,991                    $11,112                     $11,159
  Aug-96           $11,030                    $11,164                     $11,198
  Sep-96           $11,112                    $11,240                     $11,281
  Oct-96           $11,196                    $11,323                     $11,366
  Nov-96           $11,258                    $11,379                     $11,430
  Dec-96           $11,290                    $11,418                     $11,462
  Jan-97           $11,334                    $11,474                     $11,506
  Feb-97           $11,374                    $11,515                     $11,547
  Mar-97           $11,392                    $11,544                     $11,566
  Apr-97           $11,491                    $11,613                     $11,666
  May-97           $11,551                    $11,685                     $11,727
  Jun-97           $11,614                    $11,754                     $11,791
  Jul-97           $11,740                    $11,838                     $11,919
  Aug-97           $11,748                    $11,875                     $11,927
  Sep-97           $11,839                    $11,938                     $12,019
  Oct-97           $11,925                    $12,004                     $12,107
  Nov-97           $11,954                    $12,039                     $12,124
  Dec-97           $12,020                    $12,096                     $12,203
  Jan-98           $12,108                    $12,175                     $12,293
  Feb-98           $12,150                    $12,206                     $12,335
  Mar-98           $12,187                    $12,269                     $12,373
  Apr-98           $12,244                    $12,326                     $12,431
  May-98           $12,288                    $12,376                     $12,463
  Jun-98           $12,344                    $12,435                     $12,533
  Jul-98           $12,406                    $12,494                     $12,595
  Aug-98           $12,508                    $12,595                     $12,699
  Sep-98           $12,613                    $12,697                     $12,805
  Oct-98           $12,645                    $12,763                     $12,838
  Nov-98           $12,667                    $12,764                     $12,860
  Dec-98           $12,725                    $12,809                     $12,907
  Jan-99           $12,750                    $12,854                     $12,944
  Feb-99           $12,749                    $12,861                     $12,944
  Mar-99           $12,823                    $12,939                     $13,019
  Apr-99           $12,871                    $12,986                     $13,068
  May-99           $12,870                    $13,020                     $13,079
  Jun-99           $12,911                    $13,075                     $13,109
  Jul-99           $12,956                    $13,129                     $13,154
  Aug-99           $12,986                    $13,169                     $13,184
  Sep-99           $13,058                    $13,238                     $13,257
  Oct-99           $13,080                    $13,270                     $13,279
  Nov-99           $13,106                    $13,297                     $13,307
  Dec-99           $13,161                    $13,325                     $13,367
  Jan-00           $13,154                    $13,360                     $13,375
  Feb-00           $13,226                    $13,428                     $13,437
  Mar-00           $13,294                    $13,496                     $13,510
  Apr-00           $13,346                    $13,562                     $13,565
  May-00           $13,421                    $13,640                     $13,644
  Jun-00           $13,543                    $13,744                     $13,772
  Jul-00           $13,592                    $13,814                     $13,838
  Aug-00           $13,677                    $13,862                     $13,914
  Sep-00           $13,768                    $13,943                     $14,009
  Oct-00           $13,835                    $14,007                     $14,080
  Nov-00           $13,925                    $14,095                     $14,174
  Dec-00           $14,059                    $14,228                     $14,314
  Jan-01           $14,189                    $14,378                     $14,463
  Feb-01           $14,292                    $14,433                     $14,557
  Mar-01           $14,385                    $14,530                     $14,654
  Apr-01           $14,414                    $14,600                     $14,701
  May-01           $14,492                    $14,684                     $14,770

PORTFOLIO ALLOCATION(7) (AS OF MAY 31, 2001)

[CHART]
Federal Agencies                   36%
Corporate Bonds                    27%
Asset-Backed Securities            18%
Collateralized Mortgage Securities 11%
Municipal Bonds                     5%
Cash Equivalents                    2%
U.S. Treasury Notes                 1%


(2) The Merrill Lynch Treasury Bill One-Year Index is an unmanaged measure of the performance of the one-year Treasury bill. Treasury bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3)The published return closest to the Fund's inception date of November 11, 1994.

(4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(7) The Fund currently invests exclusively in the Wells Fargo Stable Income Core Portfolio. This chart represents the portfolio allocations of the core portfolio, which are subject to change. The schedule of investments and financial statements of the core portfolio appear later in this report. See Notes to the Financial Statements for a discussion of the core portfolios.

(8) The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares since inception with the Merrill Lynch Treasury Bill One-Year Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 1.50%.

VARIABLE RATE GOVERNMENT FUND

INVESTMENT OBJECTIVE

The Wells Fargo Variable Rate Government Fund (the Fund) seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.

ADVISOR

Wells Fargo Funds Management, LLC

SUB-ADVISOR

Wells Capital Management Incorporated

FUND MANAGER

Paul Single

INCEPTION DATE

11/1/90

PERFORMANCE HIGHLIGHTS

  The Fund's Class A shares returned 8.01%(1) for the one-year period ended May 31, 2001, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Adjustable Rate Mortgage (ARMS) Index(2), which returned 7.94% for the period. The Fund's Class A shares distributed $0.49 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

  The Fund's performance during the fiscal year can be attributed in part to two factors. First, the portfolio is comprised mainly of high coupon, seasoned adjustable rate mortgages that have collectively experienced several refinancing phases without homeowners choosing to refinance. Second, the Fund was minimally affected by interest rate volatility that caused other funds in this investment category -- particularly funds with derivatives -- to underperform. In fact, the Federal Reserve Board's (the Fed) aggressive rate cuts that began in January, contributed in part to the Fund's outperformance against its peer group.

STRATEGIC OUTLOOK

  During the past fiscal year, the Fed has moved from a tightening policy designed to curtail growth to an easing policy intended to help the economy avoid a recession. The Fund's managers anticipate that the Fed will continue to ease monetary policy, yet at a slower rate than what investors have seen over the past five months. If the bond yield curve remains relatively steep amid changing short-term interest rates, the Fund should benefit.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2001)

                    INCLUDING SALES CHARGE            EXCLUDING SALES CHARGE

                   1-YEAR  5-YEAR  10 YEAR           1-YEAR  5-YEAR  10 YEAR
CLASS A             3.15    4.13    3.83              8.01    5.08    4.31

BENCHMARK

  LEHMAN BROTHERS
  ADJUSTABLE RATE
  MORTGAGE INDEX(2)                                   7.94    6.66     N/A

CHARACTERISTICS (AS OF MAY 31, 2001)

PORTFOLIO TURNOVER                                   16%
NUMBER OF HOLDINGS                                   16
AVERAGE CREDIT QUALITY(3)                           AGY
WEIGHTED AVERAGE COUPON                            6.69%
ESTIMATED WEIGHTED AVERAGE MATURITY                3.29 YEARS
ESTIMATED AVERAGE DURATION                         1.29 YEARS
NAV (A)                                           $9.11
DISTRIBUTION RATE(4) (A)                           4.69%
SEC YIELD(5) (A)                                   5.46%




GROWTH OF $10,000 INVESTMENT(7)
[CHART]

           WELLS FARGO
     VARIABLE RATE GOVERNMENT      LEHMAN BROTHERS
           FUND - CLASS A           ARMS INDEX

May-91         $9,550                $10,000
Jun-91         $9,559                $10,045
Jul-91         $9,613                $10,124
Aug-91         $9,685                $10,246
Sep-91         $9,765                $10,340
Oct-91         $9,816                $10,444
Nov-91         $9,875                $10,544
Dec-91         $9,954                $10,682
Jan-92        $10,001                $10,750
Feb-92        $10,037                $10,776
Mar-92        $10,054                $10,734
Apr-92        $10,108                $10,850
May-92        $10,171                $10,948
Jun-92        $10,232                $11,061
Jul-92        $10,292                $11,110
Aug-92        $10,340                $11,205
Sep-92        $10,366                $11,265
Oct-92        $10,328                $11,173
Nov-92        $10,353                $11,189
Dec-92        $10,374                $11,295
Jan-93        $10,425                $11,410
Feb-93        $10,494                $11,510
Mar-93        $10,543                $11,562
Apr-93        $10,582                $11,630
May-93        $10,611                $11,658
Jun-93        $10,692                $11,781
Jul-93        $10,754                $11,835
Aug-93        $10,813                $11,906
Sep-93        $10,841                $11,908
Oct-93        $10,848                $11,913
Nov-93        $10,832                $11,881
Dec-93        $10,879                $11,970
Jan-94        $10,938                $12,050
Feb-94        $10,921                $12,012
Mar-94        $10,848                $11,917
Apr-94        $10,785                $11,853
May-94        $10,700                $11,844
Jun-94        $10,715                $11,870
Jul-94        $10,708                $11,942
Aug-94        $10,737                $12,001
Sep-94        $10,688                $11,952
Oct-94        $10,653                $11,942
Nov-94        $10,519                $11,909
Dec-94        $10,465                $11,971
Jan-95        $10,558                $12,169
Feb-95        $10,654                $12,414
Mar-95        $10,734                $12,474
Apr-95        $10,794                $12,606
May-95        $10,893                $12,810
Jun-95        $10,915                $12,863
Jul-95        $10,977                $12,909
Aug-95        $11,029                $12,918
Sep-95        $11,070                $13,010
Oct-95        $11,134                $13,090
Nov-95        $11,232                $13,202
Dec-95        $11,269                $13,302
Jan-96        $11,355                $13,395
Feb-96        $11,342                $13,424
Mar-96        $11,318                $13,449
Apr-96        $11,340                $13,466
May-96        $11,364                $13,505
Jun-96        $11,439                $13,601
Jul-96        $11,466                $13,668
Aug-96        $11,519                $13,750
Sep-96        $11,607                $13,856
Oct-96        $11,652                $14,014
Nov-96        $11,722                $14,148
Dec-96        $11,766                $14,193
Jan-97        $11,822                $14,276
Feb-97        $11,878                $14,356
Mar-97        $11,925                $14,383
Apr-97        $12,020                $14,495
May-97        $12,090                $14,585
Jun-97        $12,160                $14,681
Jul-97        $12,205                $14,807
Aug-97        $12,204                $14,846
Sep-97        $12,268                $14,968
Oct-97        $12,334                $15,066
Nov-97        $12,348                $15,071
Dec-97        $12,405                $15,173
Jan-98        $12,434                $15,275
Feb-98        $12,471                $15,309
Mar-98        $12,529                $15,411
Apr-98        $12,571                $15,478
May-98        $12,635                $15,552
Jun-98        $12,674                $15,630
Jul-98        $12,686                $15,691
Aug-98        $12,753                $15,772
Sep-98        $12,793                $15,859
Oct-98        $12,762                $15,851
Nov-98        $12,799                $15,937
Dec-98        $12,850                $15,973
Jan-99        $12,901                $16,063
Feb-99        $12,834                $16,133
Mar-99        $12,938                $16,230
Apr-99        $12,983                $16,292
May-99        $12,958                $16,315
Jun-99        $12,948                $16,339
Jul-99        $12,941                $16,375
Aug-99        $12,920                $16,388
Sep-99        $13,060                $16,541
Oct-99        $13,099                $16,622
Nov-99        $13,139                $16,696
Dec-99        $13,195                $16,755
Jan-00        $13,260                $16,800
Feb-00        $13,301                $16,928
Mar-00        $13,360                $17,031
Apr-00        $13,433                $17,067
May-00        $13,478                $17,111
Jun-00        $13,628                $17,279
Jul-00        $13,673                $17,398
Aug-00        $13,734                $17,398
Sep-00        $13,794                $17,478
Oct-00        $13,872                $17,478
Nov-00        $13,998                $17,621
Dec-00        $14,111                $17,775
Jan-01        $14,210                $17,990
Feb-01        $14,306                $18,112
Mar-01        $14,435                $18,232
Apr-01        $14,482                $18,361
May-01        $14,558                $18,473


PORTFOLIO ALLOCATION(6) (AS OF MAY 31, 2001)

[CHART]

Federal Agencies    92%
U.S. Treasury Bonds  7%
Cash Equivalents     1%


(1)FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

Performance shown for the Class A shares of the Wells Fargo Variable Rate Government Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Variable Rate Government Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Variable Rate Government Fund, a predecessor portfolio with the same investment objective and policies as the Fund.

(2) The Lehman Brothers ARMs Index is an unmanaged index composed of agency-guaranteed securities with coupons that periodically adjust based on a spread over a published index. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6)Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Variable Rate Government Fund Class A shares for the most recent ten years with the Lehman Brothers ARMs Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2001



CORPORATE BOND FUND


PRINCIPAL  SECURITY NAME                                                                  INTEREST RATE   MATURITY DATE    VALUE
CORPORATE BONDS & NOTES - 69.98%

AEROSPACE - 1.08%
$ 150,000  LOCKHEED MARTIN CORPORATION                                                         8.50%         12/01/29   $  167,142
   55,000  RAYTHEON COMPANY                                                                    6.75          08/15/07       54,022

                                                                                                                           221,164
                                                                                                                        ----------

AMUSEMENT & RECREATION SERVICES - 0.95%
   55,000  INTRAWEST CORPORATION++                                                            10.50          02/01/10       57,200
   10,000  PARK PLACE ENTERTAINMENT                                                            9.38          02/15/07       10,537
   75,000  PARK PLACE ENTERTAINMENT++                                                          8.13          05/15/11       74,250
   50,000  STATION CASINOS                                                                     9.88          07/01/10       52,188

                                                                                                                           194,175
                                                                                                                        ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.49%
   10,000  D.R. HORTON INCORPORATED                                                           10.00          04/15/06       10,200
   90,000  KB HOME                                                                             9.50          02/15/11       90,900

                                                                                                                           101,100
                                                                                                                        ----------

BUSINESS SERVICES - 1.27%
  150,000  ORACLE CORPORATION                                                                  6.72          02/15/04      152,981
  100,000  TIME WARNER CABLE INCORPORATED                                                      7.98          08/15/04      106,251

                                                                                                                           259,232
                                                                                                                        ----------

CHEMICALS & ALLIED PRODUCTS - 0.99%
   55,000  DOW CHEMICAL COMPANY                                                                6.13          02/01/11       53,420
   60,000  DOW CHEMICAL COMPANY^                                                               7.38          11/01/29       61,667
   85,000  DUPONT EI DE NEMOURS COMPANY                                                        6.88          10/15/09       87,276

                                                                                                                           202,363
                                                                                                                        ----------

COMMERCIAL SERVICES - 0.54%
  100,000  CSC HOLDINGS INCORPORATED                                                          10.50          05/15/16      111,250
                                                                                                                        ----------

COMMUNICATIONS - 6.08%
   55,000  AMERICAN TOWER CORPORATION++                                                        9.38          02/01/08       54,038
   75,000  BRITISH TELECOMMUNICATIONS PLC                                                      7.63          12/15/05       78,689
   50,000  CHARTER COMMUNICATIONS HOLDINGS LLC                                                 8.63          04/01/09       47,750
  150,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                           7.65          09/15/10      154,756
  150,000  COMCAST CABLE COMMUNICATION                                                         6.20          11/15/08      145,369
   45,000  CROWN CASTLE INTERNATIONAL CORPORATION                                             10.75          08/01/11       46,350
   80,000  GLOBAL CROSSING HOLDINGS LIMITED                                                    9.63          05/15/08       74,000
   40,000  MCLEODUSA INCORPORATED                                                              9.25          07/15/07       28,600
   75,000  MEDIACOM LLC++                                                                      9.50          01/15/13       72,187
   70,000  NEXTEL COMMUNICATIONS                                                               9.38          11/15/09       56,700
   50,000  ROGERS CANTEL INCORPORATED                                                          8.80          10/01/07       47,813
  150,000  TELE-COMMUNICATIONS INCORPORATED                                                    9.80          02/01/12      177,710
  110,000  TELUS CORPORATION                                                                   7.50          06/01/07      111,820
   30,000  VOICESTREAM WIRELESS CORPORATION                                                   10.38          11/15/09       34,275


PRINCIPAL  SECURITY NAME                                                                  INTEREST RATE   MATURITY DATE    VALUE

$  55,000  WORLDCOM INCORPORATED                                                               6.50%         05/15/04   $   55,148
   60,000  WORLDCOM INCORPORATED                                                               8.25          05/15/31       60,102

                                                                                                                         1,245,307
                                                                                                                        ----------

DEPOSITORY INSTITUTIONS - 8.69%
  300,000  CITICORP CAPITAL II                                                                 8.02          02/15/27      302,100
  250,000  FLEET BOSTON CORPORATION                                                            7.38          12/01/09      260,768
  110,000  HELLER FINANCIAL INCORPORATED                                                       6.38          03/15/06      110,733
  300,000  HOUSEHOLD FINANCE CORPORATION                                                       8.00          07/15/10      321,134
  250,000  HSBC USA                                                                            6.63          03/01/09      247,989
  200,000  NATIONSBANK CORPORATION                                                             7.80          09/15/16      208,416
  150,000  POPULAR NORTH AMERICA                                                               6.63          01/15/04      152,074
   60,000  TEMBEC FINANCE CORPORATION                                                          9.88          09/30/02       62,475
  115,000  WASHINGTON MUTUAL FINANCE                                                           6.25          05/15/06      114,895

                                                                                                                         1,780,584
                                                                                                                         ---------

EATING & DRINKING PLACES - 0.40%
   80,000  TRICON GLOBAL RESTAURANT                                                            8.88          04/15/11       81,200
                                                                                                                        ----------

ELECTRIC GAS & SANITARY SERVICES - 3.85%
    5,000  ALLIED WASTE NORTH AMERICA, SERIES B                                                7.88          01/01/09        4,900
  100,000  AMERICAN ELECTRIC POWER CO.                                                         6.13          05/15/06       98,663
   80,000  BRL UNIVERSAL EQUIPMENT++                                                           8.88          02/15/07       82,400
   90,000  CHESAPEAKE ENERGY CORPORATION++                                                     8.13          04/01/11       87,750
   85,000  EL PASO ENERGY++                                                                    8.50          06/01/11       86,275
   70,000  KEY ENERGY SERVICES INCORPORATED++                                                  8.38          03/01/08       71,750
  100,000  NRG ENERGY INC,                                                                     8.00          11/01/03      103,452
  100,000  PROGRESS ENERGY INC                                                                 7.10          03/01/11      100,784
  150,000  REPUBLIC SERVICES, INCORPORATED                                                     7.13          05/15/09      147,763
    5,000  TRITON ENERGY, LTD.                                                                 8.88          10/01/07        5,225

                                                                                                                           788,962
                                                                                                                        ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.89%
   10,000  AMKOR TECHNOLOGY INCORPORATED++                                                     9.25          02/15/08        9,500
   90,000  CALPINE CORPORATION                                                                 8.63          08/15/10       89,984
  300,000  ENSERCH CORPORATION                                                                 6.56          07/01/05      300,266
   60,000  FAIRCHILD SEMICONDUCTOR                                                            10.50          02/01/09       60,150
  300,000  GENERAL ELECTRIC CAPITAL CORPORATION                                                8.70          02/15/03      319,600
   30,000  WILLIAMS COMMUNITY GROUP INCORPORATED                                              11.70          08/01/08       16,500

                                                                                                                           796,000
                                                                                                                        ----------

FOOD & KINDRED PRODUCTS - 2.85%
  250,000  ANHEUSER BUSCH COMPANIES                                                            9.00          12/01/09      294,574
   10,000  CANANDAIGUA BRANDS                                                                  8.63          08/01/06       10,400
  200,000  MARSH SUPERMARKET INCORPORATED, SERIES B                                            8.88          08/01/07      196,000
   80,000  WINN-DIXIE STORES INCORPORATED                                                      8.88          04/01/08       81,900

                                                                                                                           582,874
                                                                                                                        ----------


PRINCIPAL  SECURITY NAME                                                                  INTEREST RATE   MATURITY DATE    VALUE
FORESTRY - 0.18%
$  35,000  TEMBEC INDUSTRIES                                                                   8.63%         06/30/09   $   36,225
                                                                                                                        ----------

HEALTHCARE - 0.48%
   15,000  HCA - THE HEALTHCARE COMPANY                                                        8.75          09/01/10       15,892
   80,000  TENET HEALTHCARE CORPORATION                                                        8.13          12/01/08       82,800

                                                                                                                            98,692
                                                                                                                        ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.78%
   50,000  AGCO CORPORATION++                                                                  9.50          05/01/08       49,000
  250,000  DELL COMPUTER CORPORATION                                                           7.10          04/15/28      225,749
  175,000  HEWLETT-PACKARD COMPANY                                                             7.15          06/15/05      181,744
  100,000  IBM CORPORATION^                                                                    8.38          11/01/19      113,528

                                                                                                                           570,021
                                                                                                                        ----------

INSURANCE CARRIERS - 1.97%
  110,000  AETNA INCORPORATED                                                                  7.38          03/01/06      108,486
  250,000  AMBAC INCORPORATED^                                                                 9.38          08/01/11      294,577

                                                                                                                           403,063
                                                                                                                        ----------

MANUFACTURING INDUSTRIES - 0.25%
   50,000  STEINWAY MUSICAL INSTRUMENTS++                                                      8.75          04/15/11       50,250
                                                                                                                        ----------

NONDEPOSITORY CREDIT INSTITUTIONS - 4.99%
  150,000  CIT GROUP INCORPORATED^                                                             7.63          08/16/05      158,031
  100,000  CITIGROUP INCORPORATED^                                                             7.25          10/01/10      103,895
  300,000  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                          6.25          04/15/09      290,134
  350,000  FORD MOTOR CREDIT CORPORATION^                                                      7.38          02/01/11      356,327
  100,000  SEARS DISCOVER CREDIT CORPORATION                                                   9.14          03/13/12      113,313

                                                                                                                         1,021,700
                                                                                                                        ----------

OIL EXPLORATION & PRODUCTION - 1.92%
  150,000  CANADIAN OCCIDENTAL PETROLEUM                                                       7.13          02/04/04      155,100
  100,000  ENRON CORPORATION^                                                                  6.63          11/15/05      100,794
   25,000  OCEAN ENERGY INCORPORATED                                                           8.88          07/15/07       26,562
   25,000  PIONEER NATURAL RESOURCE COMPANY                                                    9.63          04/01/10       27,765
   30,000  SESI, LLC++                                                                         8.88          05/15/11       30,750
   25,000  SNYDER OIL CORPORATION                                                              8.75          06/15/07       26,500
   25,000  VINTAGE PETROLEUM INCORPORATED                                                      9.00          12/15/05       25,938

                                                                                                                           393,409
                                                                                                                        ----------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.48%
  300,000  AMOCO COMPANY                                                                       6.50          08/01/07      305,998
  185,000  ATLANTIC RICHFIELD COMPANY                                                          5.90          04/15/09      181,354
   20,000  LYONDELL CHEMICAL COMPANY                                                           9.88          05/01/07       20,800

                                                                                                                           508,152
                                                                                                                        ----------


PRINCIPAL  SECURITY NAME                                                                  INTEREST RATE   MATURITY DATE    VALUE
PHARMAEUCITICAL PREPARATIONS - 3.30%
$  50,000  ICN PHARMACEUTICALS INCORPORATED                                                    9.25%         08/15/05   $   51,250
   85,000  IMC GLOBAL INCORPORATED++                                                          11.25          06/01/11       87,550
  300,000  MERCK & CO INCORPORATED^                                                            6.40          03/01/28      286,258
  250,000  PFIZER INCORPORATED^                                                                5.63          02/01/06      250,940

                                                                                                                           675,998
                                                                                                                        ----------

POWER REVENUE - 0.43%
   55,000  AES CORPORATION                                                                     8.88          02/15/11       54,588
   30,000  AES DRAX ENERGY                                                                    11.50          08/30/10       32,625

                                                                                                                            87,213
                                                                                                                        ----------

PRIMARY METAL INDUSTRIES - 0.44%
   20,000  AK STEEL CORPORATION                                                                9.13          12/15/06       20,550
   65,000  CENTURY ALUMINUM COMPANY                                                           11.75          04/15/08       69,225

                                                                                                                            89,775
                                                                                                                        ----------

PRINTING PUBLISHING & ALLIED INDUSTRIES - 2.18%
   10,000  GARDEN STATE NEWSPAPERS                                                             8.75          10/01/09        9,725
   10,000  HOLLINGER INTERNATIONAL PUBLISHING                                                  9.25          03/15/07       10,250
  200,000  NEWS AMERICA INCORPORATED                                                           6.70          05/21/04      201,802
   15,000  PRIMEDIA INCORPORATED++                                                             8.88          05/15/11       14,550
  200,000  VIACOM INCORPORATED                                                                 7.88          07/30/30      210,439

                                                                                                                           446,766
                                                                                                                        ----------

RAILROAD TRANSPORTATION - 0.36%
   70,000  KANSAS CITY SOUTHERN                                                                9.50          10/01/08       73,850
                                                                                                                        ----------

REAL ESTATE - 2.23%
  150,000  EOP OPERATING LP                                                                    7.75          11/15/07      156,340
  300,000  ERP OPERATING LP                                                                    6.63          04/13/05      299,695

                                                                                                                           456,035
                                                                                                                        ----------

RETAIL & RELATED - 1.93%
  100,000  DAYTON HUDSON CORPORATION                                                           7.25          09/01/04      105,708
  200,000  WAL-MART STORES INCORPORATED                                                        6.88          08/10/09      207,889
  250,000  VISTA EYECARE INCORPORATED SERIES B++                                              12.75          10/15/05       82,500

                                                                                                                           396,097
                                                                                                                        ----------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 7.63%
  300,000  GOLDMAN SACHS GROUP INCORPORATED                                                    6.65          05/15/09      296,854
  100,000  J.P. MORGAN & CO INCORPORATED                                                       7.63          09/15/04      106,375
  130,000  LEHMAN BROTHERS HOLDING INCORPORATED                                                7.75          01/15/05      136,907
  200,000  MERRILL LYNCH & CO INCORPORATED                                                     6.88          11/15/18      195,020
  165,000  MORGAN STANLEY GROUP INCORPORATED                                                   8.00          06/15/10      178,410

                                                                                                                           913,566
                                                                                                                        ----------


PRINCIPAL  SECURITY NAME                                                                  INTEREST RATE   MATURITY DATE    VALUE
TRANSPORTATION BY AIR - 1.33
 $280,782  CONTINENTAL AIRLINES                                                                6.55%         02/02/19   $  271,808
                                                                                                                        ----------

TRANSPORTATION EQUIPMENT - 3.41%
  115,000  BOEING CAPITAL CORPORATION                                                          6.10          03/01/11      112,295
  100,000  GENERAL MOTORS ACC CORPORATION                                                      6.13          01/22/08       95,770
  200,000  GMAC CORPORATION                                                                    7.75          01/19/10      209,420
  200,000  HONEYWELL INTERNATIONAL INCORPORATED                                                7.50          03/01/10      215,050
   65,000  SEQUA CORPORATION++                                                                 8.88          04/01/08       66,056

                                                                                                                           698,591
                                                                                                                        ----------

WHOLESALE TRADE-DURABLE GOODS - 1.25%
   85,000  BRIGGS & STRATTON CORPORATION++                                                     8.88          03/15/11       84,788
   85,000  GEORGIA PACIFIC CORPORATION                                                         7.50          05/15/06       85,862
   25,000  OMNICARE INCORPORATED++                                                             8.13          03/15/11       25,500
   60,000  RUSSEL METALS INCORPORATED                                                         10.00          06/01/09       59,175

                                                                                                                           255,325
                                                                                                                        ----------

CORPORATE BONDS (FOREIGN) - 2.53%
   55,000  AIR CANADA (CANADIAN DOLLAR)                                                        6.54          02/02/19       44,986
    5,000  COLT TELECOM (EURO)                                                                 7.63          12/15/09        3,899
    5,000  ENERGIS PLC (GREAT BRITISH POUND)                                                   9.13          03/15/10        7,039
   15,000  EXODUS COMMUNICATIONS INCORPORATED (EURO)                                          11.38          07/15/08        8,646
   50,000  FLEXTRONICS INTERNATIONAL (EURO)                                                    9.75          07/01/05       43,970
   40,000  HUNTSMAN INTERNATIONAL (EURO)                                                      10.13          07/01/09       34,752
   20,000  KPN QWEST BV (EURO)                                                                 7.13          06/01/09       13,816
  225,000  MANITOBA PROVINCE (CANADIAN DOLLAR)^                                                7.50          02/22/10      245,209
   15,000  NTL COMMUNICATIONS (EURO)                                                           9.88          11/15/09        9,631
  100,000  QUEBEC PROVINCE (CANADIAN DOLLAR)^                                                  8.80          04/15/03      107,078

                                                                                                                           519,026
                                                                                                                        ----------

TOTAL CORPORATE BONDS & NOTES (COST $14,285,091)                                                                        14,329,773
                                                                                                                        ----------

U.S. GOVERNMENT AGENCY SECURITIES - 7.71%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.19%
   40,000  FHLMC                                                                               5.63          03/15/11       38,534


FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.63%
  160,000  FNMA                                                                                7.13          01/15/30      171,330
  785,523  FNMA # 513615                                                                       7.50          09/01/29      803,684
  372,858  FNMA # 525817                                                                       7.50          04/01/30      381,434

                                                                                                                         1,356,448
                                                                                                                        ----------

TENNESEE VALLEY AUTHORITY - 0.89%
  180,000  TENNESSE VALLEY AUTHORITY                                                           6.75          11/01/25      183,369
                                                                                                                        ----------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $1,546,163)                                                                1,578,351
                                                                                                                        ----------


PRINCIPAL  SECURITY NAME                                                                  INTEREST RATE   MATURITY DATE    VALUE
U.S TREASURY BONDS - 16.96%
 $500,000  U.S. TREASURY BONDS^                                                                4.63%        02/28/03   $  503,318
  250,000  U.S. TREASURY BONDS^                                                               10.75         08/15/05      304,228
    3,000  U.S. TREASURY BONDS                                                                10.38         11/15/12        3,803
    7,000  U.S. TREASURY BONDS                                                                 7.25         05/15/16        7,965
    8,000  U.S. TREASURY BONDS^                                                                8.13         08/15/19        9,940
  850,000  U.S. TREASURY BONDS^                                                                8.13         08/15/21    1,064,869
    3,000  U.S. TREASURY BONDS^                                                                8.00         11/15/21        3,719
   10,000  U.S. TREASURY BONDS^                                                                6.25         08/15/23       10,353
  785,000  U.S. TREASURY BONDS^                                                                6.13         08/15/29      810,674
  800,000  U.S. TREASURY BONDS^                                                                5.38         02/15/31      754,875

TOTAL U.S. TREASURY BONDS (COST $3,457,395)                                                                              3,473,744
                                                                                                                        ----------

SHORT-TERM INVESTMENTS - 3.17%
  150,000  GOLDMAN SACHS POOLED REPURCHASE                                                     3.98         06/01/01      150,000
           AGREEMENT - 102% COLLATERALIZED BY
           U.S. GOVERNMENT SECURITIES
  500,000  MORGAN STANLEY & COMPANY INCORPORATED                                               3.98         06/01/01      500,000
           POOLED REPURCHASE AGREEMENT - 102%
           COLLATERALIZED BY U.S. GOVERNMENT SECURITIES

TOTAL SHORT-TERM INVESTMENTS (COST $650,000)                                                                               650,000
                                                                                                                        ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $19,938,649)*                             97.82%                                                                 $20,031,868
OTHER ASSETS AND LIABILITIES, NET                2.18%                                                                     446,812
                                               -------                                                                 -----------
TOTAL NET ASSETS                               100.00%                                                                 $20,478,680
                                               -------                                                                 -----------

++ REPRESENTS SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE SOLD TO OTHER QUALIFIED INSTITUTIONAL BUYERS AND ARE CONSIDERED LIQUID BY THE ADVISER PURSUANT TO GUIDELINES ESTABLISHED BY THE BOAD OF TRUSTEES.
+/- THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH
    REDUCES THE REMAINING MATURITY.
++  THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARDS TO ITS INTEREST PAYMENT.
^   ALL OR PART OF THIS SECURITY IS ON LOAN.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $19,939,531 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                    $ 448,967
   GROSS UNREALIZED DEPRECIATION                                     (356,630)
                                                                    ----------
   NET UNREALIZED APPRECIATION                                       $ 92,337
                                                                    ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2001



DIVERSIFIED BOND FUND


FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                                                                     VALUE
      N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                             $133,612,846
      N/A  WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                                               88,710,053
      N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                               44,616,102

TOTAL INVESTMENT IN CORE PORTFOLIOS (99.19%) (COST $265,804,946)                                                   266,939,001
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $265,804,946)                             99.19%                                                            $266,939,001
OTHER ASSETS AND LIABILITIES, NET                0.81                                                                2,182,066
                                               -------                                                            ------------
TOTAL NET ASSETS                               100.00%                                                            $269,121,067
                                               -------                                                            ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS-- MAY 31, 2001                           INCOME FUNDS



   INCOME FUND



   PRINCIPAL   SECURITY NAME                                                           INTEREST RATE MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 0.27%
$ 259,436    SEQUOIA MORTGAGE TRUST SERIES 2 CLASS A1+/-                                      6.72% 10/25/24       $   257,936
  1,365,976  WFS FINANCIAL OWNER TRUST 1998-B A4+/-                                           6.05  04/20/03         1,376,591

TOTAL ASSET BACKED SECURITIES (COST $1,632,900)                                                                      1,634,527
                                                                                                                   -----------

CORPORATE BONDS & NOTES - 47.44%

AUTOMOTIVE REPAIR SERVICES & PARKING - 0.34%
  2,000,000  HERTZ CORPORATION                                                                7.00  07/01/04         2,051,386
                                                                                                                   -----------

BUSINESS SERVICES - 1.81%
  5,000,000  FIRST DATA CORPORATION                                                           6.38  12/15/07         4,993,640
  5,768,000  ORACLE CORPORATION                                                               6.72  02/15/04         5,882,651

                                                                                                                    10,876,291
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 1.22%
  1,000,000  DOW CAPITAL BV                                                                   7.13  01/15/03         1,035,472
  6,600,000  MERCK & COMPANY INCORPORATED^                                                    6.40  03/01/28         6,297,667

                                                                                                                     7,333,139
                                                                                                                   -----------

COMMUNICATIONS - 5.86%
  1,000,000  AT&T CORPORATION                                                                 6.75  04/01/04         1,019,240
  5,000,000  COMCAST CABLE COMMUNICATION^                                                     6.38  01/30/06         5,010,805
    194,000  CSC HOLDINGS INCORPORATED                                                        7.25  07/15/08           189,270
  4,000,000  CSC HOLDINGS INCORPORATED                                                        7.63  07/15/18         3,642,832
  1,000,000  GTE CALIFORNIA INCORPORATED                                                      5.50  01/15/09           932,962
  4,500,000  LCI INTERNATIONAL INCORPORATED (QWEST)                                           7.25  06/15/07         4,625,271
  1,000,000  SBC COMMUNICATIONS, INC.                                                         7.00  07/15/04         1,035,085
  2,000,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                  7.50  11/01/08         2,039,686
  5,000,000  SBC COMMUNICATIONS, INCORPORATED^                                                6.25  03/15/11         4,883,515
  1,000,000  SOUTHWEST BELL CORP                                                              5.75  09/01/04           990,997
  3,000,000  TELUS CORPORATION                                                                7.50  06/01/07         3,049,647
  1,000,000  QWEST CORP                                                                       5.63  11/15/08           916,015
    500,000  WORLDCOM INCORPORATED                                                            6.13  08/15/01           500,964
  3,000,000  WORLDCOM INCORPORATED                                                            8.00  05/15/06         3,138,732
  3,340,000  WORLDCOM INCORPORATED                                                            8.25  05/15/31         3,345,658

                                                                                                                    35,320,679
                                                                                                                   -----------

DEPOSITORY INSTITUTIONS - 4.41%
  2,000,000  BANK OF AMERICA CORPORATION                                                      7.13  05/01/06         2,093,114
  3,500,000  BANK UNITED CORPORATION                                                          8.00  03/15/09         3,677,429
  1,000,000  CHASE MANHATTAN CORPORATION                                                      8.13  06/15/02         1,035,159
  1,000,000  CHASE MANHATTAN CORPORATION                                                      6.38  02/15/08           994,314
  1,000,000  CITICORP                                                                         7.13  06/01/03         1,040,201
  1,000,000  CITIFINANCIAL                                                                    6.88  05/01/02         1,022,590
  1,000,000  FIRST TENNESSEE BANK                                                             5.75  12/01/08           935,206
  1,000,000  FIRST UNION CORPORATION                                                          7.05  08/01/05         1,040,485
  5,000,000  FLEET BOSTON FINANCIAL                                                           7.25  09/15/05         5,254,150
    194,000  GOLDEN STATE HOLDINGS                                                            7.13  08/01/05           188,084
  1,000,000  BANK OF AMERICA                                                                  7.63  04/15/05         1,060,339

                                     25


DEPOSITORY INSTITUTIONS - (continued)
$ 2,500,000  SOCIETY CORPORATION                                                              8.13% 06/15/02     $   2,586,370
  1,000,000  SOCIETY NATIONAL BANK                                                            7.25  06/01/05         1,029,346
  4,550,000  WASHINGTON MUTUAL FINANCE                                                        6.25  05/15/06         4,545,841

                                                                                                                    26,502,628
                                                                                                                   -----------

EDUCATIONAL SERVICES - 0.31%
  1,819,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                            7.25  11/02/96         1,844,235
                                                                                                                   -----------

ELECTRIC GAS & SANITARY SERVICES - 2.47%
  1,250,000  AMERICAN ELECTRIC POWER COMPANY                                                  6.13  05/15/06         1,233,287
    387,000  CALENERGY COMPANY INCORPORATED                                                   7.23  09/15/05           395,900
  1,000,000  CONSOLIDATED EDISON^                                                             6.38  04/01/03         1,013,438
  1,000,000  MONOGAHELA POWER                                                                 7.36  01/15/10         1,007,372
    147,000  NIAGARA MOHAWK POWER                                                             7.38  07/01/03           151,381
  3,000,000  NRG ENERGY INCORPORATED^                                                         7.75  04/01/11         3,027,078
  1,000,000  PHILADELPHIA ELECTRIC                                                            6.63  03/01/03         1,023,024
  2,400,000  PROGRESS ENERGY INCORPORATED                                                     6.75  03/01/06         2,442,022
  1,000,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY                                            6.50  05/01/04         1,011,999
  1,000,000  ROCHESTER GAS & ELECTRIC                                                         6.38  07/30/03         1,013,297
  1,000,000  SCANA CORPORATION                                                                6.25  07/08/03         1,016,969
    725,000  TEXAS UTILITIES COMPANY                                                          6.20  10/01/02           735,547
    774,000  WILLIAMS COMPANIES INCORPORATED                                                  6.13  02/15/02           777,569

                                                                                                                    14,848,883
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER
EQUIPMENT - 0.32%
  2,000,000  NORTEL NETWORKS CORPORATION^                                                     6.13  02/15/06         1,908,726
                                                                                                                   -----------

FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.81%
  4,500,000  LOCKHEED MARTIN CORPORATION                                                      8.20  12/01/09         4,885,124
                                                                                                                   -----------

FOOD & KINDRED PRODUCTS - 3.00%
  5,000,000  ANHEUSER BUSCH COMPANIES                                                         9.00  12/01/09         5,891,465
  4,550,000  ARCHER DANIELS MIDLAND COMPANY^                                                  7.00  02/01/31         4,379,357
  5,000,000  KELLOGG COMPANY (a)                                                              7.45  04/01/31         4,949,180
  1,000,000  NABISCO INCORPORATED                                                             6.70  06/15/02         1,015,162
  1,000,000  SARA LEE CORPORATION                                                             7.40  03/22/02         1,023,111
    774,000  WHITMAN CORPORATION 7.29% 9/15/26                                                7.29  09/15/26           808,513

                                                                                                                    18,066,788
                                                                                                                   -----------

FOREIGN DEPOSITORY INSTITUTIONS - 0.51%
  3,000,000  KOREA DEVELOPMENT BANK^                                                          7.13  04/22/04         3,080,850
                                                                                                                   -----------

GENERAL MERCHANDISE STORES - 1.09%
  2,000,000  DAYTON HUDSON COMPANY                                                            7.50  07/15/06         2,129,842
  3,500,000  TARGET CORPORATION                                                               5.50  04/01/07         3,379,786
  1,000,000  WAL-MART STORES INCORPORATED                                                     6.50  06/01/03         1,035,468

                                                                                                                     6,545,096
                                                                                                                   -----------

                                     26



   HOLDING & OTHER INVESTMENT OFFICES - 1.87%
$ 3,000,000  ARCHSTONE COMMUNITIES                                                            8.20% 07/03/05       $ 3,159,795
  1,000,000  GRAND METROPOLITAN INVESTMENT^                                                   7.13  09/15/04         1,045,165
  4,500,000  ROUSE COMPANY                                                                    8.50  01/15/03         4,688,105
  2,378,000  SPIEKER PROPERTIES LP                                                            7.25  05/01/09         2,373,139

                                                                                                                    11,266,204
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.76%
  5,861,000  DELL COMPUTER CORPORATION                                                        7.10  04/15/28         5,292,447
  5,000,000  IBM CORPORATION^                                                                 8.38  11/01/19         5,676,415
  5,470,000  SUN MICROSYSTEMS                                                                 7.35  08/15/04         5,633,094

                                                                                                                    16,601,956
                                                                                                                   -----------

INSURANCE CARRIERS - 2.07%
  2,000,000  AETNA INCORPORATED^                                                              6.75  08/15/01         2,010,884
  8,000,000  AMBAC INCORPORATED^                                                              9.38  08/01/11         9,426,456
  1,000,000  RELIASTAR FINANCIAL CORPORATION                                                  7.13  03/01/03         1,036,406

                                                                                                                    12,473,746
                                                                                                                   -----------

MISCELLANEOUS RETAIL - 0.72%
  4,500,000  STAPLES INCORPORATED^                                                            7.13  08/15/07         4,301,123
                                                                                                                   -----------

MOTION PICTURES - 0.89%
  2,840,000  TIME WARNER INCORPORATED^                                                        9.15  02/01/23         3,250,442
  2,000,000  WALT DISNEY COMPANY                                                              6.75  03/30/06         2,074,662

                                                                                                                     5,325,104
                                                                                                                   -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 6.60%
  1,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA                                          6.81  08/03/01         1,004,831
  1,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA                                          7.54  04/14/04         1,052,754
  1,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA                                          7.50  04/15/02         1,027,571
  1,000,000  CAPITAL ONE BANK COMPANY                                                         7.08  10/30/01         1,011,657
  2,000,000  FORD MOTOR CREDIT COMPANY                                                        6.63  06/30/03         2,052,382
  3,000,000  FORD MOTOR CREDIT CORPORATION^                                                   7.38  02/01/11         3,054,234
  6,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                             8.70  02/15/03         6,391,992
  6,000,000  GENERAL ELECTRIC CAPITAL CORPORATION^                                            8.63  06/15/08         6,763,386
  4,500,000  HELLER FINANCIAL INCORPORATED^                                                   8.00  06/15/05         4,806,945
  1,000,000  HOUSEHOLD FINANCE CORPORATION                                                    7.20  07/15/06         1,042,160
  1,000,000  HOUSEHOLD FINANCE CORPORATION                                                    7.65  05/15/07         1,060,762
  4,000,000  HOUSEHOLD FINANCE CORPORATION^                                                   8.00  07/15/10         4,281,784
  6,100,000  J P MORGAN CHASE & COMPANY^                                                      6.75  02/01/11         6,124,571

                                                                                                                    39,675,029
                                                                                                                   -----------

OIL & GAS EXTRACTION - 0.17%
  1,000,000  KERR-MCGEE CORPORATION^                                                          6.63  10/15/07         1,006,170
                                                                                                                   -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.84%
  3,000,000  AMOCO COMPANY                                                                    6.50  08/01/07         3,059,979
  2,000,000  TEXACO CAPITAL INCORPORATED                                                      6.00  06/15/05         2,017,406

                                                                                                                     5,077,385
                                                                                                                   -----------
                                     27

   PRINTING PUBLISHING & ALLIED INDUSTRIES - 1.05%
$ 1,000,000  E.W. SCRIPPS COMPANY                                                             6.38% 10/15/02       $ 1,017,176
  5,000,000  VIACOM INCORPORATED                                                              7.70  07/30/10         5,283,990

                                                                                                                     6,301,166
                                                                                                                   -----------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 4.58%
  2,000,000  BEAR STEARNS COMPANIES INCORPORATED                                              7.00  03/01/07         2,030,198
  5,000,000  BEAR STEARNS COMPANIES INCORPORATED                                              7.63  12/07/09         5,171,875
  1,161,000  CHARLES SCHWAB CORPORATION                                                       6.88  09/02/03         1,194,878
  5,000,000  CITIGROUP INCORPORATED                                                           7.25  10/01/10         5,194,735
  6,500,000  GOLDMAN SACHS GROUP INCORPORATED^                                                6.88  01/15/11         6,475,456
  1,000,000  J P MORGAN CHASE & COMPANY                                                       7.25  01/15/02         1,018,009
  1,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                            6.13  07/15/03         1,015,490
  5,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                            8.50  08/01/15         5,423,705

                                                                                                                    27,524,346
                                                                                                                   -----------

STONE CLAY GLASS & CONCRETE PRODUCTS - 0.33%
  2,000,000  CSR AMERICA INCORPORATED                                                         6.88  07/21/05         2,006,026
                                                                                                                   -----------

TOBACCO PRODUCTS - 0.34%
  2,000,000  PHILIP MORRIS COMPANIES INCORPORATED                                             7.50  01/15/02         2,029,042
                                                                                                                   -----------

TRANSPORTATION SERVICES - 2.26%
  3,500,000  FORD MOTOR COMPANY                                                               7.45  07/16/31         3,369,149
  1,000,000  FORD MOTOR CREDIT COMPANY                                                        8.00  06/15/02         1,033,104
  1,000,000  FORD MOTOR CREDIT COMPANY                                                        7.50  01/15/03         1,035,733
  1,000,000  FORD MOTOR CREDIT COMPANY                                                        7.75  03/15/05         1,053,287
  5,000,000  GENERAL MOTORS CORPORATION                                                       7.20  01/15/11         5,062,550
  1,000,000  GMAC                                                                             7.25  05/15/03         1,037,036
  1,000,000  TRW INCORPORATED                                                                 6.45  06/15/01         1,000,162

                                                                                                                    13,591,021
                                                                                                                   -----------

UTILITIES REVENUE - 0.56%
  3,300,000  MIDAMERICAN ENERGY HOLDINGS                                                      6.96  09/15/03         3,377,326
                                                                                                                   -----------

WHOLESALE TRADE-DURABLE GOODS - 0.25%
  1,500,000  GEORGIA PACIFIC CORPORATION^                                                     7.50  05/15/06         1,515,221
                                                                                                                   -----------

TOTAL CORPORATE BONDS & NOTES (COST $285,687,570)                                                                  285,334,690
                                                                                                                   -----------

U.S. GOVERNMENT AGENCY SECURITIES - 20.98%

FEDERAL HOME LOAN BANK - 2.44%
  1,000,000  FHLB                                                                             7.38  08/05/04         1,067,539
  1,000,000  FHLB^                                                                            6.25  08/13/04         1,034,463
  1,000,000  FHLB                                                                             6.38  08/15/06         1,036,664
  3,035,000  FHLB^                                                                            6.19  05/06/08         3,096,553
  2,000,000  FHLB                                                                             5.45  01/12/09         1,940,328
  3,000,000  FHLB                                                                             7.38  02/12/10         3,264,288
  3,000,000  FHLB                                                                             7.20  06/14/11         3,241,446

                                                                                                                    14,681,281
                                                                                                                   -----------

                                     28


   FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.73%
$ 4,000,000  FHLMC                                                                            7.93% 01/20/05       $ 4,349,260
  4,875,576  FHLMC # C01152                                                                   7.50  03/01/31         4,987,012
  2,396,511  FHLMC # C01165                                                                   7.50  04/01/31         2,450,689
  2,267,371  FHLMC # C01187                                                                   7.50  05/01/31         2,319,194
  6,618,686  FHLMC # E82743                                                                   5.50  04/01/16         6,429,888
  4,989,617  FHLMC # FGC49010                                                                 6.00  03/01/31         4,814,007
    263,119  FHLMC # L80191                                                                   6.50  03/01/03           268,570
    547,149  FHLMC # M80419                                                                   6.50  04/01/03           558,484
    230,706  FHLMC # N96562                                                                   7.00  06/01/03           234,944
  2,000,000  FHLMC                                                                            6.48  12/05/11         2,046,380

                                                                                                                    28,458,428
                                                                                                                   -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.10%
  4,500,000  FNMA^                                                                            7.13  02/15/05         4,773,195
  3,625,000  FNMA                                                                             5.50  05/02/06         3,619,570
  1,000,000  FNMA^                                                                            6.38  06/15/09         1,025,039
  3,000,000  FNMA                                                                             6.63  09/15/09         3,119,022
  5,000,000  FNMA^                                                                            6.25  02/01/11         4,954,550
  1,000,000  FNMA                                                                             8.43  11/18/24         1,222,367
  1,000,000  FNMA                                                                             7.93  02/14/25         1,162,362
  5,000,000  FNMA                                                                             6.63  11/15/30         5,031,590
    349,482  FNMA # 190946                                                                    7.00  08/01/01           352,383
        548  FNMA # 303414                                                                    6.50  07/01/02               554
  1,153,651  FNMA # 374141                                                                    7.00  03/01/04         1,178,568
    967,210  FNMA #380298                                                                     6.44  05/01/08           991,003
  4,846,201  FNMA # 481539                                                                    6.00  01/01/29         4,683,209
  3,962,921  FNMA #L 492910                                                                   7.50  01/01/29         4,054,544
  3,431,348  FNMA # 520842                                                                    8.00  11/01/29         3,543,931
  4,000,000  FNMA # 545026                                                                    6.50  05/01/16         4,023,750
  4,000,000  FNMA #584829                                                                     6.00  05/01/16         3,958,008
  1,004,190  FNMA #73889                                                                      6.65  02/01/07         1,036,006

                                                                                                                    48,729,651
                                                                                                                   -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.17%
  3,193,160  GNMA                                                                             6.50  10/15/28         3,165,683
  4,369,341  GNMA # 2824                                                                      7.00  10/20/29         4,407,572
        831  GNMA # 263286                                                                   10.00  09/15/03               873
     10,249  GNMA # 263418                                                                    9.00  01/15/04            10,735
  1,036,865  GNMA # 473918                                                                    7.00  04/15/28         1,050,148
  3,569,136  GNMA # 491192                                                                    7.00  02/15/29         3,614,856
  4,831,934  GNMA # 521547                                                                    7.50  11/15/29         4,966,310
    859,178  GNMA # 521705                                                                    7.50  11/15/29           882,959
    849,862  GNMA # 521706                                                                    7.50  12/15/29           873,385
  2,873,250  GNMA # 780626                                                                    7.00  08/15/27         2,906,465
  9,071,551  GNMA # 781123                                                                    7.00  12/15/29         9,187,395

                                                                                                                    31,066,381
                                                                                                                   -----------

                                     29


STUDENT LOAN MARKETING ASSOCIATION - 0.54%
$ 3,000,000  SLMA                                                                             7.30% 08/01/12     $   3,253,803
                                                                                                                   -----------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $124,427,873)                                                          126,189,544
                                                                                                                   -----------

MUNICIPAL BONDS - 0.13%
    778,000  WESTERN MINNESOTA POWER AGENCY (COST $795,929)                                   6.33  01/01/02           786,651
                                                                                                                   -----------

U.S. TREASURY SECURITIES - 29.62%

U.S. TREASURY BONDS - 25.45%
 13,600,000  U.S. TREASURY BONDS^                                                            10.75  08/15/05        16,550,030
  2,600,000  U.S. TREASURY BONDS^                                                             9.13  05/15/09         2,908,037
  6,700,000  U.S. TREASURY BONDS^                                                             5.00  02/15/11         6,497,432
 15,500,000  U.S. TREASURY BONDS^                                                            12.00  08/15/13        21,498,981
  7,000,000  U.S. TREASURY BONDS^                                                            11.25  02/15/15        10,606,638
 10,000,000  U.S. TREASURY BONDS^                                                            10.63  08/15/15        14,634,380
 17,000,000  U.S. TREASURY BONDS^                                                             7.50  11/15/16        19,785,076
 14,500,000  U.S. TREASURY BONDS^                                                             8.88  08/15/17        18,999,524
 22,000,000  U.S. TREASURY BONDS^                                                             8.13  08/15/19        27,335,814
  5,000,000  U.S. TREASURY BONDS^                                                             7.88  02/15/21         6,107,975
  6,500,000  U.S. TREASURY BONDS^                                                             8.13  08/15/21         8,143,116

                                                                                                                   153,067,003
                                                                                                                   -----------

U.S. TREASURY NOTES - 4.17%
 18,000,000  U.S. TREASURY NOTES^                                                             9.88  11/15/15        25,084,692

TOTAL U.S. TREASURY SECURITIES (COST $176,477,801)                                                                 178,151,695
                                                                                                                   -----------

SHORT-TERM INSTRUMENTS - 0.39%
  2,335,772   WELLS FARGO CASH INVESTMENT FUND # (COST $2,335,772)                            4.56  06/05/01         2,335,772

TOTAL INVESTMENTS IN SECURITIES
(COST $591,357,845)                             98.83%                                                            $594,432,879
OTHER ASSETS AND LIABILITIES NET                 1.17                                                                7,039,198
                                               -------                                                             -----------
TOTAL NET ASSETS                               100.00%                                                            $601,472,077
                                               -------                                                             ===========


(a) SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
^ ALL OR PART OF THIS SECURITY IS ON LOAN.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $591,468,852 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $9,191,986
   GROSS UNREALIZED DEPRECIATION                                   (6,227,959)
                                                                   ----------
   NET UNREALIZED APPRECIATION                                     $2,964,027

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS-- MAY 31, 2001                           INCOME FUNDS

   INCOME PLUS FUND



   PRINCIPAL      SECURITY NAME                                                      INTEREST RATE   MATURITY DATE     VALUE
   CORPORATE BONDS & NOTES - 41.49%

AEROSPACE/DEFENSE - 0.36%
$   165,000  LOCKHEED MARTIN CORPORATION                                                      8.20%  12/01/09      $   179,121
                                                                                                                  ------------
AMUSEMENT & RECREATION SERVICES - 1.78%
    250,000  CINEMARK USA INCORPORATED SERIES B                                                9.63  08/01/08          212,500
    150,000  INTRAWEST CORPORATION (a)                                                        10.50  02/01/10          156,000
    250,000  PARK PLACE ENTERTAINMENT                                                          9.38  02/15/07          263,438
    250,000  STATION CASINOS                                                                   8.88  12/01/08          258,437

                                                                                                                       890,375
                                                                                                                  ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.56%
    265,000  BEAZER HOMES USA                                                                  9.00  03/01/04          265,000
    250,000  D.R. HORTON INCORPORATED                                                         10.00  04/15/06          255,000
    250,000  KAUFMAN & BROAD HOME CORPORATION                                                  9.63  11/15/06          260,625


                                                                                                                       780,625
                                                                                                                  ------------

BUSINESS SERVICES - 0.24%
    115,000  SESI LLC (a)                                                                      8.88  05/15/11          117,875
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 1.65%
     65,000  DOW CHEMICAL COMPANY                                                              6.13  02/01/11           63,132
     70,000  DOW CHEMICAL COMPANY^                                                             7.38  11/01/29           71,945
    100,000  DUPONT EI DE NEMOURS COMPANY                                                      6.88  10/15/09          102,677
     20,000  GEORGIA GULF CORPORATION                                                         10.38  11/01/07           21,100
    250,000  IMC GLOBAL INCORPORATED (a)                                                      11.25  06/01/11          257,500
    135,000  MERCK & COMPANY INCORPORATED^                                                     6.40  03/01/28          128,816
    180,000  PFIZER INCORPORATED^                                                              5.63  02/01/06          180,678

                                                                                                                       825,848
                                                                                                                  ------------

COMMUNICATIONS - 6.06%
     50,000  ADELPHIA COMMUNICATIONS SERIES B                                                 10.50  07/15/04           51,125
    150,000  AMERICAN TOWER CORPORATION (a)                                                    9.38  02/01/09          147,375
    250,000  CHARTER COMMUNICATIONS HOLDINGS LLC                                               8.63  04/01/09          238,750
    180,000  COMCAST CABLE COMMUNICATION                                                       6.38  01/30/06          180,389
    180,000  CROWN CASTLE INTERNATIONAL CORPORATION                                           10.75  08/01/11          185,400
    500,000  CSC HOLDINGS INCORPORATED                                                        10.50  05/15/16          556,250
    250,000  FRONTIERVISION LP CAPITAL                                                        11.00  10/15/06          258,125
    200,000  GLOBAL CROSSING HOLDINGS LIMITED                                                  9.63  05/15/08          185,000
    200,000  MCLEODUSA INCORPORATED                                                            9.25  07/15/07          143,000
    250,000  MEDIACOM LLC (a)                                                                  9.50  01/15/13          240,625
    180,000  NEXTEL COMMUNICATIONS                                                             9.38  11/15/09          145,800
    250,000  ROGERS CANTEL INCORPORATED                                                        8.80  10/01/07          239,063
    135,000  TELUS CORPORATION                                                                 7.50  06/01/07          137,234
    160,000  VOICESTREAM WIRELESS CORPORATION                                                 10.38  11/15/09          182,800
     65,000  WORLDCOM INCORPORATED                                                             6.50  05/15/04           65,175
     70,000  WORLDCOM INCORPORATED                                                             8.25  05/15/31           70,118

                                                                                                                     3,026,229
                                                                                                                  ------------

                                     31

   DEPOSITORY CREDIT INSTITUTIONS - 0.81%
$   120,000  FLEET BOSTON FINANCIAL                                                            7.25% 09/15/05      $   126,100
    135,000  NATIONSBANK CORPORATION                                                           7.80  09/15/16          140,681
    140,000  WASHINGTON MUTUAL FINANCE                                                         6.25  05/15/06          139,871

                                                                                                                       406,652
                                                                                                                  ------------

EATING & DRINKING PLACES - 0.50%
    245,000  TRICON GLOBAL RESTAURANT                                                          8.88  04/15/11          248,675
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.40%
     25,000  AES CORPORATION                                                                   8.88  02/15/11           24,812
    200,000  ALLIED WASTE NORTH AMERICA SERIES B                                               7.88  01/01/09          196,000
    120,000  AMERICAN ELECTRIC POWER COMPANY                                                   6.13  05/15/06          118,396
    240,000  BRL UNIVERSAL EQUIPMENT (a)                                                       8.88  02/15/08          247,200
    250,000  EL PASO ENERGY PARTNERS (a)                                                       8.50  06/01/11          253,750
    120,000  PROGRESS ENERGY INCORPORATED                                                      7.10  03/01/11          120,941
    130,000  REPUBLIC SERVICES INCORPORATED                                                    6.63  05/15/04          130,360
    100,000  TRITON ENERGY LIMITED                                                             8.88  10/01/07          104,500

                                                                                                                     1,195,959
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.50%
    100,000  AMKOR TECHNOLOGY INCORPORATED (a)                                                 9.25  02/15/08           95,000
    190,000  FAIRCHILD SEMICONDUCTOR                                                          10.50  02/01/09          190,475
    210,000  FLEXTRONICS INTERNATIONAL LIMITED                                                 9.75  07/01/10          184,674
    120,000  GENERAL ELECTRIC CAPITAL CORPORATION                                              6.88  11/15/10          124,414
     70,000  RAYTHEON COMPANY                                                                  6.75  08/15/07           68,755
    160,000  WILLIAMS COMMUNITY GROUP INCORPORATED                                            11.70  08/01/08           88,000

                                                                                                                       751,318
                                                                                                                  ------------

FOOD & RELATED - 2.69%
     20,000  ANHEUSER BUSCH COMPANIES                                                          9.00  12/01/09           23,566
    250,000  CANANDAIGUA BRANDS                                                                8.63  08/01/06          260,000
    500,000  CHIQUITA BRANDS INTERNATIONAL INCORPORATED ++                                    10.25  11/01/06          322,500
    500,000  MARSH SUPERMARKET INCORPORATED SERIES B                                           8.88  08/01/07          490,000
    240,000  WINN-DIXIE STORES INCORPORATED                                                    8.88  04/01/08          245,700

                                                                                                                     1,341,766
                                                                                                                  ------------

HEALTH SERVICES - 1.05%
    250,000  HCA - THE HEALTHCARE COMPANY                                                      8.75  09/01/10          264,863
    250,000  TENET HEALTHCARE CORPORATION SERIES B                                             8.13  12/01/08          258,750

                                                                                                                       523,613
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.26%
    130,000  SIMON PROPERTY GROUP INCORPORATED                                                 6.75  02/09/04          130,253
                                                                                                                  ------------

HOTELS, LODGING - 0.50%
     40,000  FELCOR LODGING                                                                    9.50  09/15/08           41,400
    200,000  HOST MARRIOT LP                                                                   9.25  10/01/07          208,000

                                                                                                                       249,400
                                                                                                                  ------------

                                     32




   INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.77%
$   245,000  AGCO CORPORATION (a)                                                              9.50% 05/01/08      $   240,100
    120,000  HEWLETT-PACKARD COMPANY                                                           7.15  06/15/05          124,625
    165,000  IBM CORPORATION                                                                   7.50  06/15/13          177,569
    150,000  INTERNATIONAL GAME TECHNOLOGY                                                     8.38  05/15/09          154,500
    179,000  SUN MICROSYSTEMS INCORPORATED                                                     7.50  08/15/06          184,503

                                                                                                                       881,297
                                                                                                                  ------------

INSURANCE CARRIERS - 0.27%
    135,000  AETNA INC                                                                         7.38  03/01/06          133,142
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.47%
    235,000  STEINWAY MUSICAL INSTRUMENTS (a)                                                  8.75  04/15/11          236,175
                                                                                                                  ------------

MOTION PICTURES - 0.28%
    135,000  TIME WARNER INCORPORATED                                                          7.75  06/15/05          141,627
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.42%
    500,000  AMERICAN GENERAL FINANCE                                                          8.13  08/15/09          544,196
    130,000  CIT GROUP INCORPORATED                                                            7.63  08/16/05          136,960
    135,000  HELLER FINANCIAL INCORPORATED                                                     6.38  03/15/06          135,900
    120,000  HOUSEHOLD FINANCE CORPORATION                                                     8.00  05/09/05          128,366
    250,000  TEMBEC FINANCE CORPORATION                                                        9.88  09/30/05          260,313

                                                                                                                     1,205,735
                                                                                                                  ------------

OIL EXPLORATION & PRODUCTION - 2.44%
    245,000  CHESAPEAKE ENERGY COMPANY (a)                                                     8.13  04/01/11          238,875
    120,000  ENRON CORPORATION^                                                                6.63  11/15/05          120,953
    185,000  KEY ENERGY SERVICES INCORPORATED (a)                                              8.38  03/01/08          189,625
    150,000  OCEAN ENERGY INCORPORATED SERIES B                                                8.88  07/15/07          159,375
    150,000  PIONEER NATURAL RESOURCE COMPANY                                                  9.63  04/01/10          166,590
    175,000  SNYDER OIL CORPORATION                                                            8.75  06/15/07          185,500
    150,000  VINTAGE PETROLEUM INCORPORATED                                                    9.00  12/15/05          155,625

                                                                                                                     1,216,543
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 0.52%
    250,000  PLAYTEX PRODUCTS INCORPORATED SERIES B                                            8.88  07/15/04          260,625
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.77%
    180,000  ATLANTIC RICHFIELD COMPANY                                                        5.90  04/15/09          176,453
     67,000  LYONDELL CHEMICAL COMPANY                                                         9.88  05/01/07           69,680
    130,000  TOSCO CORPORATION                                                                 7.63  05/15/06          137,796

                                                                                                                       383,929
                                                                                                                  ------------

PHARMACEUTICAL PREPARATIONS - 0.51%
    250,000  ICN PHARMACEUTICALS INCORPORATED SERIES B                                         9.25  08/15/05          256,250
                                                                                                                  ------------
                                     33


   POWER REVENUE - 0.94%
$   200,000  AES DRAX ENERGY LIMITED                                                          11.50% 08/30/10      $   217,500
    250,000  CALPINE CORPORATION                                                               8.63  08/15/10          249,956

                                                                                                                       467,456
                                                                                                                  ------------

PRIMARY METAL INDUSTRIES - 0.71%
    100,000  AK STEEL CORPORATION                                                              9.13  12/15/06          102,750
    235,000  CENTURY ALUMINUM COMPANY (a)                                                     11.75  04/15/08          250,275

                                                                                                                       353,025
                                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.42%
    250,000  GARDEN STATE NEWSPAPERS                                                           8.63  07/01/11          237,500
     50,000  HOLLINGER INTERNATIONAL PUBLISHING                                                9.25  03/15/07           51,250
    225,000  NEWS AMERICA HOLDINGS                                                             8.00  10/17/16          223,407
     60,000  PRIMEDIA INCORPORATED (a)                                                         8.88  05/15/11           58,200
    130,000  VIACOM INCORPORATED^                                                              7.75  06/01/05          137,712

                                                                                                                       708,069
                                                                                                                  ------------
RAILROAD TRANSPORTATION - 0.42%
    200,000  KANSAS CITY SOUTHERN                                                              9.50  10/01/08          211,000
                                                                                                                  ------------

RETAIL & RELATED - 1.23%
    130,000  TARGET CORPORATION                                                                7.50  02/15/05          137,621
  1,000,000  VISTA EYECARE INCORPORATED SERIES B ++                                           12.75  10/15/05          330,000
    135,000  WAL-MART STORES                                                                   7.55  02/15/30          147,282

                                                                                                                       614,903
                                                                                                                  ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.79%
    180,000  CITIGROUP INCORPORATED^                                                           7.25  10/01/10          187,010
    120,000  GOLDMAN SACHS GROUP INCORPORATED                                                  7.63  08/17/05          127,305
    120,000  J.P. MORGAN & COMPANY INCORPORATED                                                7.63  09/15/04          127,650
    180,000  LEHMAN BROTHERS HOLDING INCORPORATED^                                             7.75  01/15/05          189,563
    135,000  MERRILL LYNCH & COMPANY INCORPORATED                                              6.88  11/15/18          131,639
    120,000  MORGAN STANLEY GROUP INCORPORATED                                                 8.00  06/15/10          129,753

                                                                                                                       892,920
                                                                                                                  ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
    200,000  OWENS-ILLNOIS INCORPORATED                                                        7.85  05/15/04          180,000
                                                                                                                  ------------

TRANSPORTATION - 0.26%
    250,000  BUDGET GROUP INCORPORATED                                                         9.13  04/01/06          131,250
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 1.61%
    140,000  BOEING CAPITAL CORPORATION                                                        6.10  03/01/11          136,707
    120,000  FORD MOTOR CREDIT COMPANY                                                         7.20  06/15/07          123,441
    300,000  NAVISTAR FINANCIAL CORPORATION                                                    9.00  06/01/02          298,125
    240,000  SEQUA CORPORATION (a)                                                             8.88  04/01/08          243,900

                                                                                                                       802,173
                                                                                                                  ------------

                                     34



   WHOLESALE TRADE-DURABLE GOODS - 1.94%
$   250,000  BRIGGS & STRATTON CORPORATION (a)                                                 8.88% 03/15/11      $   249,374
    100,000  GEORGIA PACIFIC CORPORATION^                                                      7.50  05/15/06          101,015
    120,000  OMNICARE INCORPORATED (a)                                                         8.13  03/15/11          122,400
    250,000  RUSSEL METALS INCORPORATED                                                       10.00  06/01/09          246,563
    250,000  TM GROUP HOLDINGS                                                                11.00  05/15/08          248,750

                                                                                                                       968,102
                                                                                                                  ------------

TOTAL CORPORATE BONDS & NOTES (COST $21,705,951)                                                                    20,711,930
                                                                                                                  ------------

FOREIGN BONDS - 11.92% (b)
    210,000  AIR CANADA (CANADIAN DOLLAR)                                                     10.25  03/15/11          171,766
    135,000  ASIAN DEVELOPMENT BANK                                                            6.75  06/11/07          142,224
    190,000  AUSTRALIAN GOVERNMENT (AUSTRALIAN DOLLAR)                                        10.00  10/15/07          117,711
    180,000  BRITISH COLUMBIA PROVINCE^                                                        5.38  10/29/08          174,001
    263,000  BUNDES REPUBLIC DEUTSCHLAND (EURO)                                                5.25  01/04/08          226,311
    285,000  BUONI POLIENNALI DEL TES (EURO)                                                   4.50  05/01/09          228,864
    115,000  CANADA-GOVERNMENT (CANADIAN DOLLAR)                                               6.38  11/30/04          119,725
    527,000  CANADA-GOVERNMENT (CANADIAN DOLLAR)                                               7.25  06/01/07          366,438
    250,000  COLT TELECOM (EURO)                                                               7.63  12/15/09          194,952
    220,000  ENERGIS PLC (EURO)                                                                9.13  03/15/10          309,707
     95,000  EXODUS COMMUNICATIONS INCORPORATED (EURO)                                        11.38  07/15/08           54,756
    460,000  FRANCE-GOVERNMENT (EURO)                                                          4.00  10/25/09          357,229
     75,000  HELLENIC REPUBLIC (EURO)                                                          6.50  01/11/14           67,851
    115,000  HUNTSMAN INTERNATIONAL (EURO)                                                    10.13  07/01/09           99,911
    180,000  INTERAMERICAN DEVELOPMENT BANK                                                    7.38  01/15/10          195,208
    105,000  INTERNATIONAL BANK FOR RECONSTRUCTION & DEVELOPMENT                               7.63  01/19/23          119,104
 51,150,000  JAPAN-GOVERNMENT (JAPANESE YEN)                                                   1.50  09/22/08          446,437
     95,000  KPN QWEST BV (EURO)                                                               7.13  06/01/09           65,627
    130,000  MANITOBA PROVINCE (CANADIAN DOLLAR)^                                              7.50  02/22/10          141,676
    110,000  NEW ZEALAND GOVERNMENT (NEW ZEALAND DOLLAR)                                       8.00  11/15/06           47,794
     95,000  NTL COMMUNICATIONS CORPORATION (EURO)                                             9.88  11/15/09           60,997
    140,000  ONTARIO PROVINCE                                                                  5.50  10/01/08          135,993
    140,000  QUEBEC PROVINCE                                                                   5.75  02/15/09          134,909
    250,000  REPUBLIC OF BRAZIL                                                               11.63  01/15/04          249,375
    250,000  REPUBLIC OF PANAMA                                                                8.25  04/22/08          243,750
    220,000  REPUBLIC OF PHILIPPINES                                                           8.88  04/15/08          206,250
    170,000  REPUBLIC OF POLAND                                                                7.13  07/01/04          177,225
    250,000  REPUBLIC OF SOUTH AFRICA                                                          9.13  05/19/09          265,000
    230,000  REPUBLIC OF TURKEY                                                               11.88  11/05/04          226,550
  1,605,000  SWEDISH GOVERNMENT (SWEDISH KRONA)                                                6.50  05/05/08          160,230
    121,000  UNITED KINGDOM - TREASURY (BRITISH POUND)                                         7.75  09/08/06          190,287
    250,000  UNITED MEXICAN STATES                                                             8.63  03/12/08          255,251

TOTAL FOREIGN BONDS (COST $6,089,784)                                                                                5,953,109
                                                                                                                  ------------

                                     35


   U.S. GOVERNMENT AGENCY SECURITIES - 14.21%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.25%
$   525,000  FHLMC                                                                             6.25% 07/15/04      $   543,278
    355,000  FHLMC                                                                             6.63  09/15/09          368,818
     45,000  FHLMC                                                                             5.63  03/15/11           43,351
     71,898  FHLMC #C00922                                                                     8.00  02/01/30           74,607
     96,329  FHLMC #C28291                                                                     6.50  07/01/29           95,407

                                                                                                                     1,125,461
                                                                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.80%
    680,000  FNMA                                                                              6.63  04/15/02          695,037
     85,000  FNMA                                                                              7.00  07/15/05           89,986
     85,000  FNMA                                                                              7.25  01/15/10           91,771
    160,000  FNMA                                                                              7.13  01/15/30          171,330
     87,932  FNMA #252924                                                                      7.00  08/01/29           88,782
    846,081  FNMA #411023                                                                      6.50  03/01/13          852,164
    271,885  FNMA #512386                                                                      7.00  09/01/29          274,093
    287,633  FNMA #512387                                                                      7.00  09/01/29          289,968
  1,376,345  FNMA #513615                                                                      7.50  09/01/29        1,408,166
    295,277  FNMA #514262                                                                      7.00  09/01/29          297,675
  1,021,554  FNMA #533381                                                                      8.00  03/01/30        1,058,586
     70,432  FNMA #549602                                                                      7.50  08/01/30           72,041

                                                                                                                     5,389,599
                                                                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.79%
    226,466  GNMA #346995                                                                      6.00  06/15/29          219,931
     89,387  GNMA #509956                                                                      7.00  06/15/29           90,539
     82,951  GNMA #516121                                                                      7.50  12/15/29           85,247

                                                                                                                       395,717
                                                                                                                  ------------

TENNESSEE VALLEY AUTHORITY - 0.37%
    180,000  TVA                                                                               6.75  11/01/25          183,369
                                                                                                                  ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $6,934,516)                                                            7,094,146
                                                                                                                  ------------

U.S. TREASURY SECURITIES - 26.64%

U.S. TREASURY BONDS - 19.41%
  3,300,000  U.S. TREASURY BONDS^                                                             10.75  08/15/05        4,015,817
    133,000  U.S. TREASURY BONDS                                                              10.38  11/15/12          168,598
    400,000  U.S. TREASURY BONDS                                                               7.25  05/15/16          455,188
    418,000  U.S. TREASURY BONDS^                                                              8.13  08/15/19          519,380
     97,000  U.S. TREASURY BONDS^                                                              8.00  11/15/21          120,257
    528,000  U.S. TREASURY BONDS^                                                              6.25  08/15/23          546,633
  2,905,000  U.S. TREASURY BONDS^                                                              5.25  02/15/29        2,647,672
  1,180,000  U.S. TREASURY BONDS^                                                              6.13  08/15/29        1,218,593

                                                                                                                     9,692,138
                                                                                                                  ------------

                                     36

   U.S. TREASURY NOTES - 7.23%
$   900,000  U.S. TREASURY NOTES                                                               5.75% 10/31/02      $   920,754
    775,000  U.S. TREASURY NOTES^                                                              5.13  12/31/02          786,614
    650,000  U.S. TREASURY NOTES^                                                              5.75  11/15/05          670,144
    765,000  U.S. TREASURY NOTES^                                                              6.50  02/15/10          821,206
    400,000  U.S. TREASURY NOTES^                                                              5.75  08/15/10          408,666
                                                                                                                     3,607,384
                                                                                                                  ------------
TOTAL U.S. TREASURY SECURITIES (COST $13,144,633)                                                                   13,299,522
                                                                                                                  ------------

SHORT-TERM INSTRUMENTS - 3.53%
  1,025,000  GOLDMAN SACHS POOLED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S. GOVERNMENT SECURITIES                                      3.98 06/01/01         1,025,000
    736,000  MORGAN STANLEY & COMPANY INCORPORATED POOLED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S. GOVERNMENT SECURITIES                                      3.98  06/01/01          736,000

TOTAL SHORT-TERM INSTRUMENTS (COST $1,761,000)                                                                       1,761,000
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $49,635,884)*                             97.79 %                                                            $48,819,707
OTHER ASSETS AND LIABILITIES, NET                2.21                                                                1,104,528

TOTAL NET ASSETS                               100.00 %                                                            $49,924,235
                                               -------                                                            ------------

(a) REPRESENTS SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE SOLD TO OTHER QUALIFIED INSTITUTIONAL BUYERS AND ARE CONSIDERED LIQUID BY THE ADVISER PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(b) FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

++ THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT.

^  ALL OR PART OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $49,645,589 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $  964,812
   GROSS UNREALIZED DEPRECIATION                                   (1,790,694)
                                                                   -----------
   NET UNREALIZED DEPRECIATION                                     $ (825,882)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                           PORTFOLIO OF INVESTMENTS-- MAY 31, 2001

  INTERMEDIATE GOVERNMENT INCOME FUND


   PRINCIPAL  SECURITY NAME                                                            INTEREST RATE MATURITY DATE     VALUE
   U.S. GOVERNMENT AGENCY SECURITIES - 46.56%
FEDERAL HOME LOAN BANK - 2.77%
$ 1,000,000  FHLB                                                                             7.32%   04/21/05     $ 1,067,809
  1,750,000  FHLB                                                                             5.68    04/15/03       1,784,711
  1,000,000  FHLB                                                                             7.36    07/01/04       1,066,498
  3,000,000  FHLB                                                                             6.32    06/28/05       3,100,518
  1,000,000  FHLB                                                                             6.15    11/28/05       1,026,074
  3,500,000  FHLB                                                                             5.80    09/02/08       3,474,838
  7,000,000  FHLB                                                                             6.43    12/12/11       7,136,717
                                                                                                                    18,657,165
                                                                                                                   -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.21%
    923,639  FHLMC #G00683                                                                    8.50    12/01/25         961,452
 20,000,000  FHLMC                                                                            6.88    01/15/05      21,050,280
  4,000,000  FHLMC                                                                            8.07    01/27/05       4,367,732
 27,500,000  FHLMC                                                                            7.00    07/15/05      29,080,563
  5,000,000  FHLMC                                                                            7.10    04/10/07       5,361,390
    451,482  FHLMC                                                                            6.50    07/01/08         459,518
  5,354,831  FHLMC #C00152                                                                    7.50    03/01/31       5,477,221
  8,529,279  FHLMC #C22339                                                                    6.50    02/01/29       8,430,681
  8,256,502  FHLMC #C31808                                                                    7.50    10/01/29       8,450,034
  4,989,617  FHLMC #C49010                                                                    6.00    03/01/31       4,814,007
                                                                                                                    88,452,878
                                                                                                                   -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.87%
  8,500,000  FNMA^                                                                            7.13    02/15/05       9,016,035
  6,000,000  FNMA                                                                             5.50    05/02/06       5,991,012
 25,000,000  FNMA^                                                                            7.13    03/15/07      26,833,525
    319,975  FNMA                                                                             6.50    03/01/09         325,359
  1,163,812  FNMA                                                                             7.50    11/01/17       1,204,989
    654,591  FNMA                                                                             7.50    12/01/25         673,542
  5,000,000  FNMA                                                                             6.63    11/15/30       5,031,590
  5,646,936  FNMA #253057                                                                     8.00    12/01/29       5,879,872
  4,925,049  FNMA #253266                                                                     8.00    05/01/30       5,102,538
  2,554,181  FNMA #417768                                                                     6.50    03/01/28       2,529,431
  8,115,215  FNMA #429182                                                                     6.50    05/01/28       8,013,774
 24,231,005  FNMA #481539                                                                     6.00    01/01/29      23,416,043
  6,969,275  FNMA #492910                                                                     7.50    01/01/29       7,130,405
  6,862,697  FNMA #520842                                                                     8.00    11/01/29       7,087,862
  7,000,000  FNMA #545026                                                                     6.50    05/01/16       7,041,563
  7,000,000  FNMA #584829                                                                     6.00    05/01/16       6,926,514
  2,305,402  FNMA #70765                                                                      9.00    03/01/21       2,412,027
 21,791,834  FNMA #E00659                                                                     6.00    04/01/14      21,744,306
                                                                                                                   146,360,387
                                                                                                                   -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.36%
    232,020  GNMA                                                                             7.00    05/20/10         238,356
    393,464  GNMA #1580                                                                      10.00    03/20/21         413,629
  7,852,165  GNMA #158794                                                                     7.00    09/15/28       7,952,751
    269,653  GNMA #1616                                                                      10.00    05/20/21         283,473


   PRINCIPAL  SECURITY NAME                                                            INTEREST RATE MATURITY DATE     VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$ 7,866,037  GNMA #2824                                                                       7.00%   10/20/29     $ 7,934,865
  1,312,566  GNMA #306052                                                                     9.00    06/15/21       1,374,506
  1,531,643  GNMA #362589                                                                     6.88    01/15/29       1,519,681
  4,244,687  GNMA #467791                                                                     7.50    04/15/28       4,362,732
  8,667,930  GNMA #491192                                                                     7.00    02/15/29       8,778,966
  9,585,035  GNMA #781123                                                                     7.00    12/15/29       9,707,436
                                                                                                                    42,566,395
                                                                                                                   -----------
STUDENT LOAN MARKETING ASSOCATION - 1.73%
 10,500,000  SLMA^                                                                            4.75    04/23/04      10,448,077
  1,000,000  SLMA                                                                             9.15    12/01/04       1,126,038
                                                                                                                    11,574,115
                                                                                                                   -----------
TENNESSEE VALLEY AUTHORITY - .62%
  4,000,000  TVA^                                                                             6.38    06/15/05       4,119,452
                                                                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $308,892,398)                                                        311,730,392
                                                                                                                   -----------
U.S. TREASURY SECURITIES - 51.76%
U.S. TREASURY BONDS - 33.94%
 42,000,000  U.S. TREASURY BONDS^                                                             6.00    08/15/09      43,664,628
 40,000,000  U.S. TREASURY BONDS^                                                             6.50    02/15/10      42,938,880
 13,000,000  U.S. TREASURY BONDS^                                                            10.38    11/15/12      16,479,528
  8,000,000  U.S. TREASURY BONDS^                                                            12.00    08/15/13      11,096,248
  6,000,000  U.S. TREASURY BONDS                                                             12.50    08/15/14       8,760,468
 10,000,000  U.S. TREASURY BONDS^                                                            11.25    02/15/15      15,152,340
 14,000,000  U.S. TREASURY BONDS^                                                            10.63    08/15/15      20,488,132
 15,000,000  U.S. TREASURY BONDS^                                                             8.75    05/15/17      19,435,545
  9,500,000  U.S. TREASURY BONDS                                                              9.13    05/15/18      12,767,848
 22,000,000  U.S. TREASURY BONDS^                                                             8.13    08/15/19      27,335,814
  7,000,000  U.S. TREASURY BONDS                                                              7.88    02/15/21       8,551,165
    500,000  U.S. TREASURY BONDS^                                                             6.25    05/15/30         527,813
                                                                                                                   227,198,409
                                                                                                                   -----------
U.S. TREASURY NOTES - 17.82%
 13,000,000  U.S. TREASURY NOTES                                                              7.50    05/15/02      13,446,303
  1,800,000  U.S. TREASURY NOTES                                                              5.88    09/30/02       1,843,339
 18,000,000  U.S. TREASURY NOTES^                                                            12.38    05/15/04      21,777,894
  4,000,000  U.S. TREASURY NOTES                                                              7.25    08/15/04       4,303,760
 27,500,000  U.S. TREASURY NOTES^                                                             7.88    11/15/04      30,197,283
  2,400,000  U.S. TREASURY NOTES                                                             11.63    11/15/04       2,915,626
  9,500,000  U.S. TREASURY NOTES^                                                             7.50    02/15/05      10,359,731
  1,500,000  U.S. TREASURY NOTES                                                              6.75    05/15/05       1,600,430
  1,400,000  U.S. TREASURY BONDS                                                             12.00    05/15/05       1,753,282
  3,800,000  U.S. TREASURY NOTES                                                             10.75    08/15/05       4,624,273
  3,100,000  U.S. TREASURY NOTES                                                              9.38    02/15/06       3,665,387
 20,000,000  U.S. TREASURY NOTES^                                                             7.00    07/15/06      21,709,480
  1,000,000  U.S. TREASURY NOTES^                                                             6.50    10/15/06       1,065,397
                                                                                                                   119,262,185
                                                                                                                   -----------
TOTAL U.S. TREASURY SECURITIES (COST $341,953,438)                                                                 346,460,594
                                                                                                                   -----------


   PRINCIPAL  SECURITY NAME                                                            INTEREST RATE MATURITY DATE     VALUE
   SHORT-TERM INVESTMENTS - 0.70%
$ 4,635,074  WELLS FARGO GOVERNMENT MONEY MARKET FUND # (COST $4,635,074)                                       $    4,635,074
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $655,480,910)*                            99.02%                                                            $662,826,060
OTHER ASSETS AND LIABILITIES NET                 0.98                                                                6,525,923
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                            $669,351,983
                                               ======                                                              ===========



# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
  PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.

^ ALL OR PART OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $12,020,069
   GROSS UNREALIZED DEPRECIATION                                   (4,674,919)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                     $7,345,150

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   LIMITED TERM GOVERNMENT INCOME FUND



   PRINCIPAL      SECURITY NAME                                                       INTEREST RATE MATURITY DATE     VALUE
   ASSET BACKED SECURITIES - 1.89%
$ 1,000,000  FLEET CREDIT CARD MASTER TRUST+/-                                             6.00%    11/15/05      $  1,020,661
  1,981,561  PREMIER AUTO TRUST SERIES 1999-3                                              6.27     04/08/03         2,001,771
             CLASS A3
TOTAL ASSET BACKED SECURITIES (COST $2,947,804)                                                                      3,022,432
                                                                                                                  ------------
CORPORATE BONDS & NOTES - 4.80%
BUSINESS SERVICES - 0.64%
  1,000,000  FIRST DATA CORPORATION                                                        6.63     04/01/03         1,023,008
                                                                                                                  ------------
COMMUNICATIONS - 3.06%
  1,000,000  COMCAST CABLE COMMUNICATION                                                   6.38     01/30/06         1,002,161
  1,000,000  NYNEX CREDIT COMPANY                                                          6.25     06/13/02         1,001,698
  2,500,000  WORLDCOM INCORPORATED                                                         6.13     08/15/01         2,504,820
    375,000  WORLDCOM INCORPORATED                                                         8.00     05/15/06           392,342
                                                                                                                     4,901,021
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 0.16%
    250,000  BANKAMERICA CORPORATION                                                       8.38     03/15/02           257,232
                                                                                                                  ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.33%
    500,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY                                         9.13     07/01/05           534,246
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER
EQUIPMENT - 0.29%
    485,000  NORTEL NETWORKS CORPORATION^                                                  6.13     02/15/06           462,866
                                                                                                                  ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.32%
    500,000  NEWS AMERICA INCORPORATED                                                     6.70     05/21/04           504,505
                                                                                                                  ------------
TOTAL CORPORATE BONDS & NOTES (COST $7,727,931)                                                                      7,682,878
                                                                                                                  ------------
U.S. GOVERNMENT AGENCY SECURITIES - 58.08%
FEDERAL HOME LOAN BANK - 10.42%
  7,000,000  FHLB^                                                                         7.00     02/14/03         7,285,796
  9,000,000  FHLB                                                                          6.88     08/15/03         9,407,394
                                                                                                                    16,693,190
                                                                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 19.71%
  5,021,655  FHLMC 00894                                                                   6.50     12/01/29         4,975,124
  5,000,000  FHLMC^                                                                        7.38     05/15/03         5,256,985
  7,000,000  FHLMC^                                                                        7.00     07/15/05         7,402,325
  2,500,000  FHLMC^                                                                        7.00     03/15/10         2,654,558
  2,976,920  FHLMC E82743                                                                  5.50     04/01/16         2,892,004
  4,766,115  FHLMC C23900                                                                  6.00     03/01/29         4,608,486
  3,642,865  FHLMC C01034                                                                  8.00     08/01/30         3,776,458
                                                                                                                    31,565,940
                                                                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.35%
  2,000,000  FNMA                                                                          6.69     08/07/01         2,008,130
  1,550,000  FNMA 584829                                                                   6.00     05/01/16         1,533,728
  1,550,000  FNMA 545026                                                                   6.50     06/01/16         1,559,203
      3,533  FNMA+/-                                                                       6.25     04/25/23             3,781
  2,010,470  FNMA 313644                                                                   7.00     08/01/27         2,026,795



   PRINCIPAL      SECURITY NAME                                                       INTEREST RATE MATURITY DATE     VALUE
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 3,537,493  FNMA 401770                                                                   6.50%    10/01/27     $   3,493,274
  3,346,618  FNMA 454390                                                                   6.00     12/01/28         3,225,303
  4,316,773  FNMA 524356                                                                   7.50     12/01/29         4,416,577
  4,764,849  FNMA 535300                                                                   6.50     05/01/30         4,713,655
                                                                                                                    22,980,446
                                                                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.42%
     62,684  GNMA 157247                                                                   9.50     05/20/16            65,329
  1,409,459  GNMA 22036                                                                    8.00     07/20/25         1,457,916
    759,650  GNMA 417389                                                                   7.00     05/15/26           769,381
    931,294  GNMA 423779                                                                   7.00     05/15/26           943,224
  1,426,945  GNMA 455464                                                                   7.50     08/15/27         1,466,628
  2,600,379  GNMA 491192                                                                   7.00     02/15/29         2,633,690
  4,197,034  GNMA 434661                                                                   7.50     01/15/30         4,312,323
  4,975,404  GNMA 543703                                                                   7.00     11/15/30         5,038,949
                                                                                                                    16,687,440
                                                                                                                  ------------
STUDENT LOAN MORTGAGE ASSOCIATION - 1.93%
  3,100,000  STUDENT LOAN MORTGAGE ASSOCIATION                                             4.75     04/23/04         3,084,671
                                                                                                                  ------------
TENNESSEE VALLEY AUTHORITY - 1.25%
  2,000,000  TENNESSEE VALLEY AUTHORITY                                                    6.50     08/20/01         2,009,434
                                                                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $91,628,360)                                                          93,021,121
                                                                                                                  ------------
U.S. TREASURY SECURITIES - 32.89%
U.S. TREASURY BONDS - 28.35%
  3,500,000  U.S. TREASURY BONDS                                                           7.50     05/15/02         3,620,159
  6,000,000  U.S. TREASURY BONDS^                                                          6.25     02/15/03         6,199,530
  5,500,000  U.S. TREASURY BONDS                                                           7.25     05/15/04         5,894,400
 11,000,000  U.S. TREASURY BONDS^                                                          7.88     11/15/04        12,078,912
  2,000,000  U.S. TREASURY BONDS^                                                          6.13     08/15/07         2,097,520
  7,250,000  U.S. TREASURY BONDS^                                                          6.50     02/15/10         7,782,672
  4,000,000  U.S. TREASURY BONDS^                                                          5.75     08/15/10         4,086,668
  3,000,000  U.S. TREASURY BONDS                                                          10.75     08/15/05         3,650,742
                                                                                                                    45,410,603
                                                                                                                  ------------
U.S. TREASURY NOTES - 4.54%
  6,700,000  U.S. TREASURY NOTES^                                                          7.00     07/15/06         7,272,676
                                                                                                                  ------------
TOTAL U.S. TREASURY SECURITIES (COST $52,513,907)                                                                   52,683,279
                                                                                                                  ------------



   PRINCIPAL      SECURITY NAME                                                       INTEREST RATE MATURITY DATE     VALUE
   SHORT-TERM INVESTMENTS - 1.46%
$ 2,340,851  WELLS FARGO GOVERNMENT MONEY MARKET FUND #
             (COST $2,340,851)                                                                                      $2,340,851
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $157,158,853)*                            99.12%                                                            $158,750,561
OTHER ASSETS AND LIABILITIES, NET                0.88                                                                1,416,467
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $160,167,028
                                               ======                                                             ============


# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY IN A
  WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.

+/- THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

^ ALL OR PART OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $2,243,426
   GROSS UNREALIZED DEPRECIATION                                     (651,718)
                                                                   ----------
   NET UNREALIZED APPRECIATION                                     $1,591,708

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   STABLE INCOME FUND



   FACE/SHARE

   AMOUNT         SECURITY DESCRIPTION                                                                              VALUE
   N/A            WELLS FARGO STABLE INCOME PORTFOLIO                                                             $227,579,399
TOTAL INVESTMENT IN CORE PORTFOLIOS (100.00%) (COST $226,281,537)                                                  227,579,399
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $226,281,537)                            100.00%                                                            $227,579,399
OTHER ASSETS AND LIABILITIES, NET                0.00                                                                  (10,891)
                                               -------                                                            ------------
TOTAL NET ASSETS                               100.00%                                                            $227,568,508
                                               =======                                                            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


   VARIABLE RATE GOVERNMENT FUND


   PRINCIPAL      SECURITY NAME                                                          INTEREST RATE MATURITY DATE     VALUE
   U.S. GOVERNMENT AGENCY SECURITIES - 90.89%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 26.76%
$2,925,411  FHLMC # 610303+                                                                      8.05%  04/01/18   $ 2,967,654
     5,651  FHLMC # 845410+                                                                      8.44   07/01/23         5,815
     2,899  FHLMC # 845613+                                                                      8.58   01/01/24         3,007
 5,670,641  FHLMC # 846150+                                                                      7.93   04/01/21     5,829,419
 3,765,865  FHLMC # 846602+                                                                      7.93   04/01/27     3,846,794
 1,155,204  FHLMC SERIES 1534 CLASS PF+                                                          7.90   06/15/23     1,161,476
                                                                                                                    13,814,165
                                                                                                                   -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 56.29%
 4,257,569  FNMA # 136014+                                                                       5.85   05/01/18     4,257,569
 3,125,380  FNMA # 323382+                                                                       7.80   08/01/27     3,209,640
 5,419,184  FNMA # 57733+                                                                        6.45   02/01/17     5,491,476
 2,183,508  FNMA # 57775+                                                                        6.68   05/01/18     2,217,265
 6,756,914  FNMA # 66397+                                                                        6.76   03/01/18     6,844,754
 7,191,319  FNMA # 1999-31 CLASS F+                                                              4.69   05/25/28     7,035,858
                                                                                                                    29,056,562
                                                                                                                   -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.84%
 3,941,410  GNMA # 8076+                                                                         7.63   11/20/22     4,048,262
                                                                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $46,811,408)                                                          46,918,989
                                                                                                                   -----------
U.S. TREASURY SECURITIES - 7.32%
U.S. TREASURY BONDS - 2.99%
 1,500,000  U.S. TREASURY NOTES                                                                  5.75   04/30/03     1,540,937
U.S. TREASURY NOTES - 4.33%
 2,200,000  U.S. TREASURY BONDS^                                                                 5.13   12/31/02     2,232,969
TOTAL U.S. TREASURY SECURITIES (COST $3,753,326)                                                                     3,773,906
                                                                                                                   -----------
SHORT-TERM INVESTMENTS - 1.17%
   606,000  WELLS FARGO GOVERNMENT MONEY MARKET FUND # (COST $606,000)                                                 606,000
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $51,170,734)*                             99.38%                                                             $51,298,895
OTHER ASSETS AND LIABILITIES, NET                0.62                                                                  319,072
                                               -------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                             $51,617,967
                                               =======                                                             ============

+  VARIABLE RATE SECURITIES.


# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
  IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.

^ ALL OR PART OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                     $321,918
   GROSS UNREALIZED DEPRECIATION                                     (193,757)
                                                                     --------
   NET UNREALIZED APPRECIATION                                       $128,161


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                 STATEMENTS OF ASSETS AND LIABILITIES-- MAY 31, 2001

                                                                             CORPORATE     DIVERSIFIED
                                                                                  BOND            BOND         INCOME
---------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                      $  20,031,868    $266,939,001   $594,432,879
   CASH                                                                          4,742               0          1,994
   COLLATERAL FOR SECURITIES LOANED                                          5,413,424               0    249,680,210
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES                    347,476               0     10,221,582
   RECEIVABLE FOR FUND SHARES ISSUED                                           203,780       2,651,654      1,080,993
   APPRECIATION ON FORWARD CURRENCY CONTRACTS                                    8,720               0              0
   PREPAID EXPENSES AND OTHER ASSETS                                             5,602             795         12,108
                                                                         -------------    ------------   ------------
TOTAL ASSETS                                                                26,015,612     269,591,450    855,429,766
                                                                         -------------    ------------   ------------
LIABILITIES
   PAYABLE FOR SECURITIES LOANED                                             5,413,424               0    249,680,210
   DIVIDENDS PAYABLE                                                            34,025               0      2,587,675
   PAYABLE FOR FUND SHARES REDEEMED                                              6,289         339,950      1,049,683
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                  3,335          66,037        325,202
   PAYABLE TO OTHER RELATED PARTIES                                             10,234          21,530        123,051
   ACCRUED EXPENSES AND OTHER LIABILITIES                                       69,625          42,866        191,868
                                                                         -------------    ------------   ------------
TOTAL LIABILITIES                                                            5,536,932         470,383    253,957,689
                                                                         -------------    ------------   ------------
TOTAL NET ASSETS                                                         $  20,478,680    $269,121,067   $601,472,077
                                                                         -------------    ------------   ------------

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                       $  22,206,687    $266,150,298   $635,824,243
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                   16,631         112,788           (116)
   UNDISTRIBUTED NET REALIZED LOSS ON INVESTMENTS                           (1,846,212)      1,723,926    (37,427,084)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                    93,219       1,134,055      3,075,034
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                8,355               0              0
                                                                         -------------    ------------   ------------
TOTAL NET ASSETS                                                         $  20,478,680    $269,121,067   $601,472,077
                                                                         -------------    ------------   ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

NET ASSETS - CLASS A                                                     $   6,363,039             N/A   $ 23,195,943
SHARES OUTSTANDING - CLASS A                                                   695,570             N/A      2,486,284
NET ASSET VALUE PER SHARE - CLASS A                                      $        9.15             N/A   $       9.33
MAXIMUM OFFERING PRICE PER SHARE - CLASS A                               $        9.58(1)          N/A   $       9.77(1)
NET ASSETS - CLASS B                                                     $  11,220,410             N/A   $ 13,368,318
SHARES OUTSTANDING - CLASS B                                                 1,226,371             N/A      1,434,898
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                   $        9.15             N/A   $       9.32
NET ASSETS - CLASS C                                                     $   2,895,231             N/A            N/A
SHARES OUTSTANDING - CLASS C                                                   316,510             N/A            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                   $        9.15             N/A            N/A
NET ASSETS - INSTITUTIONAL CLASS                                                   N/A    $269,121,067   $564,907,816
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                           N/A      10,478,945     60,612,518
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS                 N/A    $      25.68   $       9.32
                                                                         -------------    ------------   ------------
INVESTMENTS AT COST (NOTE 2)                                             $  19,938,649    $265,804,946   $591,357,845
                                                                         -------------    ------------   ------------

(1)MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                              INCOME       INTERMEDIATE         LIMITED TERM
                                                                                PLUS  GOVERNMENT INCOME    GOVERNMENT INCOME
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                      $48,819,707       $662,826,060         $158,750,561
   CASH                                                                        1,923                477                   85
   COLLATERAL FOR SECURITIES LOANED                                       12,075,323        274,408,261           42,974,472
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES                  845,618          8,550,524            1,820,087
   RECEIVABLE FOR FUND SHARES ISSUED                                         258,070          2,013,223              513,400
   APPRECIATION ON FORWARD CURRENCY CONTRACTS                                 98,159                  0                    0
   PREPAID EXPENSES AND OTHER ASSETS                                          13,771             51,548               11,223
                                                                         -----------       ------------         ------------
TOTAL ASSETS                                                              62,112,571        947,850,093          204,069,828
                                                                         -----------       ------------         ------------
LIABILITIES
   PAYABLE FOR SECURITIES LOANED                                          12,075,323        274,408,261           42,974,472
   DIVIDENDS PAYABLE                                                               0                  0              451,996
   PAYABLE FOR FUND SHARES REDEEMED                                           12,581          2,992,113              222,980
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                               26,223            375,769               82,854
   PAYABLE TO OTHER RELATED PARTIES                                           25,470            216,627               18,038
   ACCRUED EXPENSES AND OTHER LIABILITIES                                     48,739            505,340              152,460
                                                                         -----------       ------------         ------------
TOTAL LIABILITIES                                                         12,188,336        278,498,110           43,902,800
                                                                         -----------       ------------         ------------
TOTAL NET ASSETS                                                         $49,924,235       $669,351,983         $160,167,028
                                                                         -----------       ------------         ------------

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                       $56,438,833       $730,981,491         $177,617,886
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                 10,308            230,939               (5,026)
   UNDISTRIBUTED NET REALIZED LOSS ON INVESTMENTS                         (5,802,997)       (69,205,597)         (19,037,540)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                (816,177)         7,345,150            1,591,708
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY             94,268                  0                    0
                                                                         -----------       ------------         ------------
TOTAL NET ASSETS                                                         $49,924,235       $669,351,983         $160,167,028
                                                                         -----------       ------------         ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

NET ASSETS - CLASS A                                                     $12,468,232       $185,638,348         $ 33,192,275
SHARES OUTSTANDING - CLASS A                                               1,154,686         16,845,106            3,377,702
NET ASSET VALUE PER SHARE - CLASS A                                      $     10.80       $      11.02         $       9.83
MAXIMUM OFFERING PRICE PER SHARE - CLASS A                               $     11.31(1)    $      11.54(1)      $      10.29(1)
NET ASSETS - CLASS B                                                     $34,202,901       $ 61,481,840         $ 10,665,808
SHARES OUTSTANDING - CLASS B                                               3,165,963          5,582,269            1,085,275
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                   $     10.80       $      11.01         $       9.83
NET ASSETS - CLASS C                                                     $ 3,253,102       $  8,386,206                  N/A
SHARES OUTSTANDING - CLASS C                                                 301,136            762,003                  N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                   $     10.80       $      11.01                  N/A
NET ASSETS - INSTITUTIONAL CLASS                                                 N/A       $413,845,589         $116,308,945
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                         N/A         37,545,454           12,062,810
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS               N/A       $      11.02         $       9.64
                                                                         -----------       ------------         ------------
INVESTMENTS AT COST (NOTE 2)                                             $49,635,884       $655,480,910         $157,158,853
                                                                         -----------       ------------         ------------

                                                                               STABLE      VARIABLE RATE
                                                                               INCOME         GOVERNMENT
--------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                      $227,579,399      $  51,298,895
   CASH                                                                             0              5,996
   COLLATERAL FOR SECURITIES LOANED                                                 0          1,506,474
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES                         0            649,290
   RECEIVABLE FOR FUND SHARES ISSUED                                          654,313                113
   APPRECIATION ON FORWARD CURRENCY CONTRACTS                                       0                  0
   PREPAID EXPENSES AND OTHER ASSETS                                                0             14,928
                                                                         ------------      -------------
TOTAL ASSETS                                                              228,233,712         53,475,696
                                                                         ------------      -------------
LIABILITIES
   PAYABLE FOR SECURITIES LOANED                                                    0          1,506,474
   DIVIDENDS PAYABLE                                                            1,431            184,242
   PAYABLE FOR FUND SHARES REDEEMED                                           572,774              9,208
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                 9,700             26,094
   PAYABLE TO OTHER RELATED PARTIES                                            30,569                  0
   ACCRUED EXPENSES AND OTHER LIABILITIES                                      50,730            131,711
                                                                         ------------      -------------
TOTAL LIABILITIES                                                             665,204          1,857,729
                                                                         ------------      -------------
TOTAL NET ASSETS                                                         $227,568,508      $  51,617,967
                                                                         ------------      -------------

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                       $235,579,593       $180,806,220
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                  90,374                  0
   UNDISTRIBUTED NET REALIZED LOSS ON INVESTMENTS                          (9,399,321)      (129,316,414)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                1,297,862            128,161
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                   0                  0
                                                                         ------------      -------------
TOTAL NET ASSETS                                                         $227,568,508      $  51,617,967
                                                                         ------------      -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

NET ASSETS - CLASS A                                                     $ 19,053,932      $  51,617,967
SHARES OUTSTANDING - CLASS A                                                1,840,060          5,665,189
NET ASSET VALUE PER SHARE - CLASS A                                      $      10.36      $        9.11
MAXIMUM OFFERING PRICE PER SHARE - CLASS A                               $      10.52(2)   $        9.54(1)
NET ASSETS - CLASS B                                                     $  7,597,751                N/A
SHARES OUTSTANDING - CLASS B                                                  734,233                N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                   $      10.35                N/A
NET ASSETS - CLASS C                                                              N/A                N/A
SHARES OUTSTANDING - CLASS C                                                      N/A                N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                            N/A                N/A
NET ASSETS - INSTITUTIONAL CLASS                                         $200,916,825                N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                   19,394,945                N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS       $      10.36                N/A
                                                                         ------------      -------------
INVESTMENTS AT COST (NOTE 2)                                             $226,281,537      $  51,170,734
                                                                         ------------      -------------

INCOME FUNDS         STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MAY 31, 2001

                                                             CORPORATE BOND  DIVERSIFIED BOND       INCOME
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (1)
   INTEREST                                                      $1,317,382       $14,114,062  $36,019,558
   DIVIDENDS                                                              0                 0            0
   SECURITIES LENDING INCOME                                          7,877           102,291      328,670
   NET EXPENSES ALLOCATED FROM CORE PORTFOLIOS                            0          (848,464)           0
                                                                 ----------       -----------  -----------
TOTAL INVESTMENT INCOME                                           1,325,259        13,367,889   36,348,228
                                                                 ----------       -----------  -----------
EXPENSES
   ADVISORY FEES                                                     86,045           550,579    2,518,776
   ADMINISTRATION FEES                                               26,192           330,347      759,865
   SHAREHOLDER SERVICING FEES                                        43,023                 0       72,546
   PORTFOLIO ACCOUNTING FEES                                         82,524            28,712      160,523
   CUSTODY                                                            3,492                 0      101,315
   TRANSFER AGENT
    CLASS A                                                           5,919              N/A        25,516
    CLASS B                                                          16,349              N/A        27,923
    CLASS C                                                           5,598              N/A          N/A
    INSTITUTIONAL CLASS                                                N/A             25,688      166,051
   DISTRIBUTION FEES
    CLASS B                                                          76,970              N/A        76,480
    CLASS C                                                          12,230              N/A          N/A
   LEGAL AND AUDIT FEES                                              17,943            13,726       25,020
   REGISTRATION FEES                                                  4,722            12,062       34,872
   DIRECTORS' FEES                                                    4,250             4,250        4,250
   SHAREHOLDER REPORTS                                                1,900             5,280       31,273
   OTHER                                                              1,823             8,421       22,698
                                                                 ----------       -----------  -----------
TOTAL EXPENSES                                                      388,980           979,065    4,027,108
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                             (123,862)         (288,978)     (77,814)
   NET EXPENSES                                                     265,118           690,087    3,949,294
                                                                 ----------       -----------  -----------
NET INVESTMENT INCOME                                             1,060,141        12,677,802   32,398,934
                                                                 ----------       -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                     (730,592)                0   (1,869,090)
    FOREIGN CURRENCY TRANSACTIONS                                   (12,676)                0            0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                     0         4,715,490            0
                                                                 ----------       -----------  -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                          (743,268)        4,715,490   (1,869,090)
                                                                 ----------       -----------  -----------
NET CHANGE IN UNREALIZED APPRECIATION OF:
    SECURITIES                                                    1,516,574                 0   23,998,710
    FOREIGN CURRENCY TRANSACTIONS                                    17,337                 0            0
    FOREIGN CURRENCY CONTRACTS                                            0                 0            0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                     0         5,475,460            0
                                                                 ----------       -----------  -----------
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS              1,533,911         5,475,460   23,998,710
                                                                 ----------       -----------  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     790,643        10,190,950   22,129,620
                                                                 ----------       -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,850,784       $22,868,752  $54,528,554
                                                                 ----------       -----------  -----------

(1) INTEREST, DIVIDEND AND SECURITIES LENDING INCOME INCLUDE AMOUNTS ALLOCATED FROM PORTFOLIOS WHERE APPLICABLE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                            INTERMEDIATE  LIMITED TERM                   VARIABLE
                                                                              GOVERNMENT    GOVERNMENT        STABLE         RATE
                                                              INCOME PLUS         INCOME        INCOME        INCOME   GOVERNMENT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (1)
   INTEREST                                                    $3,498,700    $44,907,843   $10,523,758   $12,724,166   $3,742,931
   DIVIDENDS                                                       19,125              0             0             0            0
   SECURITIES LENDING INCOME                                       29,518        183,422        36,359        21,494        3,073
   NET EXPENSES ALLOCATED FROM CORE PORTFOLIOS                          0              0             0    (1,094,518)           0
                                                               ----------    -----------   -----------   -----------   ----------
TOTAL INVESTMENT INCOME                                         3,547,343     45,091,265    10,560,117    11,651,142    3,746,004
                                                               ----------    -----------   -----------   -----------   ----------
EXPENSES
   ADVISORY FEES                                                  262,456      3,184,845       770,115             0      297,186
   ADMINISTRATION FEES                                             65,614        962,413       232,422       297,287       90,869
   SHAREHOLDER SERVICING FEES                                     109,357        616,277        96,392        36,942      148,593
   PORTFOLIO ACCOUNTING FEES                                       94,265        119,702        90,435        55,196       58,287
   CUSTODY                                                          8,749        128,322        30,990             0       12,116
   TRANSFER AGENT
    CLASS A                                                        11,233        471,365        48,384         8,650       11,675
    CLASS B                                                        41,905         70,112        12,449         9,018         N/A
    CLASS C                                                         5,139          7,987          N/A           N/A          N/A
    INSTITUTIONAL CLASS                                               N/A         91,105        23,300        30,837         N/A
   DISTRIBUTION FEES
    CLASS B                                                       233,299        402,082        67,455        28,092         N/A
    CLASS C                                                        19,924         41,521          N/A           N/A          N/A
   LEGAL AND AUDIT FEES                                            20,584         34,446        29,408         9,374       18,974
   REGISTRATION FEES                                               10,750         59,477        26,347        20,815          343
   DIRECTORS' FEES                                                  4,250          4,250         4,250         4,250        4,250
   SHAREHOLDER REPORTS                                              4,845         88,136        20,388        13,290        4,805
   OTHER                                                            1,882         36,930         1,792        13,917        1,807
                                                               ----------    -----------   -----------   -----------   ----------
TOTAL EXPENSES                                                    894,252      6,318,970     1,454,127       527,668      648,905
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                           (159,883)      (814,435)     (224,092)     (268,530)    (176,463)
   NET EXPENSES                                                   734,369      5,504,535     1,230,035       259,138      472,442
                                                               ----------    -----------   -----------   -----------   ----------
NET INVESTMENT INCOME                                           2,812,974     39,586,730     9,330,082    11,392,004    3,273,562
                                                               ----------    -----------   -----------   -----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                 (2,021,928)     2,890,231    (1,178,193)            0     (146,877)
    FOREIGN CURRENCY TRANSACTIONS                                 (65,172)             0             0             0            0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                   0              0             0       466,172            0
                                                               ----------    -----------   -----------   -----------   ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                      (2,087,100)     2,890,231    (1,178,193)      466,172     (146,877)
                                                               ----------    -----------   -----------   -----------   ----------
NET CHANGE IN UNREALIZED APPRECIATION OF:
    SECURITIES                                                  2,971,418     24,508,629     7,376,347             0    1,581,942
    FOREIGN CURRENCY TRANSACTIONS                                 124,231              0             0             0            0
    FOREIGN CURRENCY CONTRACTS                                          0              0             0             0            0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                   0              0             0     3,451,628            0
                                                               ----------    -----------   -----------   -----------   ----------
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS            3,095,649     24,508,629     7,376,347     3,451,628    1,581,942
                                                               ----------    -----------   -----------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 1,008,549     27,398,860     6,198,154     3,917,800    1,435,065
                                                               ----------    -----------   -----------   -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $3,821,523    $66,985,590   $15,528,236   $15,309,804   $4,708,627
                                                               ----------    -----------   -----------   -----------   ----------

INCOME FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                      CORPORATE BOND
                                                                                     ---------------------------------------------
                                                                                          FOR THE   FOR THE ELEVEN         FOR THE
                                                                                       YEAR ENDED     MONTHS ENDED      YEAR ENDED
                                                                                     MAY 31, 2001     MAY 31, 2000   JUNE 30, 1999
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                              $15,595,256      $18,786,765     $10,397,222
OPERATIONS:
   NET INVESTMENT INCOME                                                               1,060,141        1,067,249         873,336
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                               (743,268)        (950,324)        (92,828)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                 1,533,911         (774,265)       (689,154)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                    0           (8,982)              0
                                                                                     ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        1,850,784         (666,322)         91,354
                                                                                     ---------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                             (367,517)        (362,850)       (301,656)
    CLASS B                                                                             (631,745)        (617,389)       (494,210)
    CLASS C                                                                              (99,301)         (87,010)        (78,121)
    INSTITUTIONAL CLASS                                                                      N/A              N/A             N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                    0             (418)        (17,016)
    CLASS B                                                                                    0             (795)        (34,782)
    CLASS C                                                                                    0             (124)         (4,732)
    INSTITUTIONAL CLASS                                                                      N/A              N/A             N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                 2,008,828        1,768,862       4,298,862
   REINVESTMENT OF DIVIDENDS - CLASS A                                                   210,895          164,748         127,714
   COST OF SHARES REDEEMED - CLASS A                                                  (1,156,821)      (1,809,292)     (4,188,224)
                                                                                     ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                             1,062,902          124,318         238,352
                                                                                     ---------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                 3,157,455        2,531,235       8,152,989
   REINVESTMENT OF DIVIDENDS - CLASS B                                                   412,030          393,734         350,463
   COST OF SHARES REDEEMED - CLASS B                                                  (2,314,397)      (3,693,437)     (1,310,668
                                                                                     ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                             1,255,088         (768,468)      7,192,784
                                                                                     ---------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                 2,312,517          600,212       2,076,396
   REINVESTMENT OF DIVIDENDS - CLASS C                                                    88,390           69,793          66,082
   COST OF SHARES REDEEMED - CLASS C                                                    (587,694)      (1,482,456)       (344,908)
                                                                                     ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                             1,813,213         (812,451)      1,797,570
                                                                                     ---------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                           N/A              N/A             N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                           N/A              N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                             N/A              N/A             N/A
                                                                                     ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                       N/A              N/A             N/A
                                                                                     ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                      4,883,424       (3,191,509)      8,389,543
                                                                                     ---------------------------------------------

NET ASSETS:
ENDING NET ASSETS                                                                    $20,478,680      $15,595,256     $18,786,765
                                                                                     ---------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                 219,539          190,078         427,782
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                   23,196           17,973          12,788
   SHARES REDEEMED - CLASS A                                                            (127,629)        (197,557)       (419,200)
                                                                                     ---------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                  115,106           10,494          21,370
                                                                                     ---------------------------------------------
   SHARES SOLD - CLASS B                                                                 346,964          272,287         814,237
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                   45,337           42,863          35,042
   SHARES REDEEMED - CLASS B                                                            (254,398)        (402,498)       (131,436)
                                                                                     ---------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                  137,903          (87,348)        717,843
                                                                                     ---------------------------------------------
   SHARES SOLD - CLASS C                                                                 252,607           66,019         206,133
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                    9,690            7,564           6,636
   SHARES REDEEMED - CLASS C                                                             (64,885)        (161,840)        (35,279)
                                                                                     ---------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                  197,412          (88,257)        177,490
                                                                                     ---------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                         N/A              N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                          N/A              N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                     N/A              N/A             N/A
                                                                                     ---------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                          N/A              N/A             N/A
                                                                                     ---------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                  $  16,631      $    67,541      $   12,515
                                                                                     ---------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                                                                               DIVERSIFIED BOND
                                                                                     ------------------------------------
                                                                                             FOR THE           FOR THE
                                                                                          YEAR ENDED        YEAR ENDED
                                                                                        MAY 31, 2001      MAY 31, 2000
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                              $   190,282,872   $   179,133,459
OPERATIONS:
   NET INVESTMENT INCOME                                                                  12,677,802        10,818,645
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS       4,715,490        (2,753,575)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                     5,475,460        (2,014,985)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                        0                 0
                                                                                     ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           22,868,752         6,050,085
                                                                                     ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                      N/A               N/A
    CLASS B                                                                                      N/A               N/A
    CLASS C                                                                                      N/A               N/A
    INSTITUTIONAL CLASS                                                                  (20,000,593)       (8,273,759)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                      N/A               N/A
    CLASS B                                                                                      N/A               N/A
    CLASS C                                                                                      N/A               N/A
    INSTITUTIONAL CLASS                                                                            0        (3,751,737)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                           N/A               N/A
   COST OF SHARES REDEEMED - CLASS A                                                             N/A               N/A
                                                                                     ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                       N/A               N/A
                                                                                     ------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                           N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                           N/A               N/A
   COST OF SHARES REDEEMED - CLASS B                                                             N/A               N/A
                                                                                     ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                       N/A               N/A
                                                                                     ------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                           N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                           N/A               N/A
   COST OF SHARES REDEEMED - CLASS C                                                             N/A               N/A
                                                                                     ------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                       N/A               N/A
                                                                                     ------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                       150,405,448        75,735,487
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                        16,090,746        10,832,344
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                         (90,526,158)      (69,443,007)
                                                                                     ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                    75,970,036        17,124,824
                                                                                     ------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                         78,838,195        11,149,413
                                                                                     ------------------------------------

NET ASSETS:
ENDING NET ASSETS                                                                    $   269,121,067   $   190,282,872
                                                                                     ------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                         N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                          N/A               N/A
   SHARES REDEEMED - CLASS A                                                                     N/A               N/A
                                                                                     ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                          N/A               N/A
                                                                                     ------------------------------------
   SHARES SOLD - CLASS B                                                                         N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                          N/A               N/A
   SHARES REDEEMED - CLASS B                                                                     N/A               N/A
                                                                                     ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                          N/A               N/A
                                                                                     ------------------------------------
   SHARES SOLD - CLASS C                                                                         N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                          N/A               N/A
   SHARES REDEEMED - CLASS C                                                                     N/A               N/A
                                                                                     ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                          N/A               N/A
                                                                                     ------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                       5,795,146         2,970,784
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                          633,486           441,236
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                  (3,495,180)       (2,727,375)
                                                                                     ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                        2,933,452           684,645
                                                                                     ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                $       112,788   $     7,446,340
                                                                                     ------------------------------------



                                                                                                   INCOME
                                                                                    ---------------------------------------
                                                                                             FOR THE            FOR THE
                                                                                          YEAR ENDED         YEAR ENDED
                                                                                     MAY 31, 2001(1)    MAY 31, 2000(2)
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                              $   395,224,004    $   369,928,292
OPERATIONS:
   NET INVESTMENT INCOME                                                                  32,398,934         26,536,656
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS      (1,869,090)       (18,974,113)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                    23,998,710         (8,738,341)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                        0                  0
                                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           54,528,554         (1,175,798)
                                                                                    ---------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                               (1,170,969)        (1,024,531)
    CLASS B                                                                                 (553,422)          (503,494)
    CLASS C                                                                                      N/A                N/A
    INSTITUTIONAL CLASS                                                                  (30,674,541)       (25,060,771)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                        0                  0
    CLASS B                                                                                        0                  0
    CLASS C                                                                                      N/A                N/A
    INSTITUTIONAL CLASS                                                                            0                  0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                    12,075,180          9,560,870
   REINVESTMENT OF DIVIDENDS - CLASS A                                                       594,077            599,333
   COST OF SHARES REDEEMED - CLASS A                                                      (7,243,436)        (5,948,693)
                                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                                 5,425,821          4,211,510
                                                                                    ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                     6,512,103          5,459,661
   REINVESTMENT OF DIVIDENDS - CLASS B                                                       445,797            404,273
   COST OF SHARES REDEEMED - CLASS B                                                      (2,647,254)        (4,378,387)
                                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                                 4,310,646          1,485,547
                                                                                    ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                           N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                           N/A                N/A
   COST OF SHARES REDEEMED - CLASS C                                                             N/A                N/A
                                                                                    ---------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                                       N/A                N/A
                                                                                    ---------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                       317,764,289        170,773,723
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                         5,414,252          3,674,438
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                        (148,796,557)      (127,084,912)
                                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                   174,381,984         47,363,249
                                                                                    ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                        206,248,073         25,295,712
                                                                                    ---------------------------------------

NET ASSETS:
ENDING NET ASSETS                                                                    $   601,472,077    $   395,224,004
                                                                                    ---------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                   1,297,871          1,046,017
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                       64,127             65,850
   SHARES REDEEMED - CLASS A                                                                (783,219)          (653,454)
                                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                      578,779            458,413
                                                                                    ---------------------------------------
   SHARES SOLD - CLASS B                                                                     699,175            594,550
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                       48,176             44,495
   SHARES REDEEMED - CLASS B                                                                (286,033)          (482,096)
                                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                      461,318            156,949
                                                                                    ---------------------------------------
   SHARES SOLD - CLASS C                                                                         N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                          N/A                N/A
   SHARES REDEEMED - CLASS C                                                                     N/A                N/A
                                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                          N/A                N/A
                                                                                    ---------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                      34,267,285         18,613,511
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                          584,171            405,668
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                 (16,024,726)       (14,042,302)
                                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                       18,826,730          4,976,877
                                                                                    ---------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                $          (116)   $          (118)
                                                                                    ---------------------------------------




                                                                                                       INCOME PLUS
                                                                                --------------------------------------------------
                                                                                     FOR THE     FOR THE ELEVEN            FOR THE
                                                                                  YEAR ENDED       MONTHS ENDED       PERIOD ENDED
                                                                                MAY 31, 2001       MAY 31, 2000   JUNE 30, 1999(3)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                          $39,257,809        $51,152,364        $         0
OPERATIONS:
   NET INVESTMENT INCOME                                                           2,812,974          2,896,376          2,467,497
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                         (2,087,100)        (2,907,178)          (615,567)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS             3,095,649         (2,746,639)        (1,040,956)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                0            (44,066)            14,103
                                                                                --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 3,821,523         (2,801,507)           825,077
                                                                                --------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                         (748,827)          (658,566)          (592,308)
    CLASS B                                                                       (2,155,858)        (2,056,415)        (1,634,801)
    CLASS C                                                                         (183,187)          (179,939)          (157,519)
    INSTITUTIONAL CLASS                                                                  N/A                N/A                N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                0                  0                  0
    CLASS B                                                                                0                  0                  0
    CLASS C                                                                                0                  0                  0
    INSTITUTIONAL CLASS                                                                  N/A                N/A                N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                             6,576,348          2,318,150         17,861,432
   REINVESTMENT OF DIVIDENDS - CLASS A                                               396,869            479,861            471,992
   COST OF SHARES REDEEMED - CLASS A                                              (3,030,720)        (4,463,052)        (6,778,268)
                                                                                --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A                                                                         3,942,497         (1,665,041)        11,555,156
                                                                                --------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                            10,057,309          4,680,931         47,027,538
   REINVESTMENT OF DIVIDENDS - CLASS B                                             1,270,983          1,416,311          1,158,652
   COST OF SHARES REDEEMED - CLASS B                                              (6,000,334)       (10,504,386)       (10,161,143)
                                                                                --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B                                                                         5,327,958         (4,407,144)        38,025,047
                                                                                --------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                             1,763,281            938,122          4,318,436
   REINVESTMENT OF DIVIDENDS - CLASS C                                               118,018            135,803            130,309
   COST OF SHARES REDEEMED - CLASS C                                              (1,218,979)        (1,199,868)        (1,317,033)
                                                                                --------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C                                                                           662,320           (125,943)         3,131,712
                                                                                --------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                       N/A                N/A                N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                       N/A                N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                         N/A                N/A                N/A
                                                                                --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                   N/A                N/A                N/A
                                                                                --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                 10,666,426        (11,894,555)        51,152,364
                                                                                --------------------------------------------------

NET ASSETS:
ENDING NET ASSETS                                                                $49,924,235        $39,257,809        $51,152,364
                                                                                --------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                             608,002            203,593       1,437,339
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                               36,947             42,613          38,209
   SHARES REDEEMED - CLASS A                                                        (279,850)          (388,963)       (543,204)
                                                                                --------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                              365,099           (142,757)        932,344
                                                                                --------------------------------------------------
   SHARES SOLD - CLASS B                                                             931,991            409,648       3,788,681
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                              118,265            125,637          93,706
   SHARES REDEEMED - CLASS B                                                        (555,460)          (926,576)       (819,929)
                                                                                --------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                              494,796           (391,291)      3,062,458
                                                                                --------------------------------------------------
   SHARES SOLD - CLASS C                                                             163,041             82,145         347,631
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                               10,993             12,070          10,533
   SHARES REDEEMED - CLASS C                                                        (113,330)          (105,912)       (106,035)
                                                                                --------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                               60,704            (11,697)        252,129
                                                                                --------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                     N/A                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                      N/A                N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                 N/A                N/A             N/A
                                                                                --------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                      N/A                N/A             N/A
                                                                                --------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                            $    10,308        $   340,143        $ 84,559
                                                                                --------------------------------------------------



                                                                                               INTERMEDIATE GOVERNMENT INCOME
                                                                                            ----------------------------------
                                                                                                   FOR THE            FOR THE
                                                                                                 YEAR ENDED         YEAR ENDED
                                                                                            MAY 31, 2001(4)    MAY 31, 2000(5)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                     $   634,757,493    $   447,437,913
OPERATIONS:
   NET INVESTMENT INCOME                                                                         39,586,730         36,292,289
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS              2,890,231        (24,818,228)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                           24,508,629         (2,504,140)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                               0                  0
                                                                                            ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  66,985,590          8,969,921
                                                                                            ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                     (11,538,317)        (7,772,879)
    CLASS B                                                                                      (2,911,567)        (1,861,068)
    CLASS C                                                                                        (311,830)          (142,070)(6)
    INSTITUTIONAL CLASS                                                                         (25,219,855)       (26,326,161)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                               0                  0
    CLASS B                                                                                               0                  0
    CLASS C                                                                                               0                  0
    INSTITUTIONAL CLASS                                                                                   0                  0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           32,275,219        229,307,012
   REINVESTMENT OF DIVIDENDS - CLASS A                                                            8,023,835          5,528,205
   COST OF SHARES REDEEMED - CLASS A                                                            (56,466,746)       (53,251,940)
                                                                                            ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A       (16,167,692)       181,583,277
                                                                                            ----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                           17,366,475         57,945,911
   REINVESTMENT OF DIVIDENDS - CLASS B                                                            2,144,652          1,340,221
   COST OF SHARES REDEEMED - CLASS B                                                            (11,645,249)       (14,552,078)
                                                                                            ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B         7,865,878         44,734,054
                                                                                            ----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                            7,391,539          7,999,452(6)
   REINVESTMENT OF DIVIDENDS - CLASS C                                                              224,568             86,802(6)
   COST OF SHARES REDEEMED - CLASS C                                                             (3,703,258)        (3,607,769)(6)
                                                                                            ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C         3,912,849          4,478,485(6)
                                                                                            ----------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                              104,803,709         83,535,695
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                3,605,281          4,117,311
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                (96,429,556)
                                                                                            ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                           11,979,434        (16,343,979)
                                                                                            ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                                34,594,490        187,319,580
                                                                                            ----------------------------------
NET ASSETS:
ENDING NET ASSETS                                                                           $   669,351,983    $   634,757,493
                                                                                            ----------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                          2,923,482         21,126,090
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                             734,491            519,485
   SHARES REDEEMED - CLASS A                                                                     (5,151,915)        (4,990,212)
                                                                                            ----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                          (1,493,942)        16,655,363
                                                                                            ----------------------------------
   SHARES SOLD - CLASS B                                                                          1,568,430          5,343,404
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                             196,185            125,937
   SHARES REDEEMED - CLASS B                                                                     (1,062,604)        (1,362,932)
                                                                                            ----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             702,011          4,106,409
                                                                                            ----------------------------------
   SHARES SOLD - CLASS C                                                                            664,048            743,198(6)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                              20,510              8,176(6)
   SHARES REDEEMED - CLASS C                                                                       (334,855)          (339,074)(6)
                                                                                            ----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                             349,703            412,300(6)
                                                                                            ----------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                              9,520,950          7,746,511
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                 329,688            384,049
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                         (8,791,622)        (9,690,746)
                                                                                            ----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                               1,059,016         (1,560,186)
                                                                                            ----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                       $       230,939    $       714,840
                                                                                            ----------------------------------



                                                                                             LIMITED TERM GOVERNMENT INCOME
                                                                             -----------------------------------------------------
                                                                                     FOR THE     FOR THE ELEVEN            FOR THE
                                                                                  YEAR ENDED       MONTHS ENDED         YEAR ENDED
                                                                                MAY 31, 2001    MAY 31, 2000(7)   JUNE 30, 1999(8)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                      $   166,136,257    $   132,387,973    $   135,808,583
OPERATIONS:
   NET INVESTMENT INCOME                                                           9,330,082          8,322,686          7,863,797
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND
    FOREIGN CURRENCY TRANSACTIONS                                                 (1,178,193)        (2,390,574)            29,922
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS             7,376,347         (2,990,751)        (3,516,889)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                0                  0                  0
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   15,528,236          2,941,361          4,376,830
                                                                             -----------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                       (1,738,631)        (1,797,068)        (2,552,631)
    CLASS B                                                                         (460,715)          (432,404)          (435,667)
    CLASS C                                                                              N/A                N/A                N/A
    INSTITUTIONAL CLASS                                                           (7,130,734)        (6,103,604)        (4,875,499)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                0                  0                  0
    CLASS B                                                                                0                  0                  0
    CLASS C                                                                              N/A                N/A                N/A
    INSTITUTIONAL CLASS                                                                    0                  0                  0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                             16,165,947          4,495,987        35,462,628
   REINVESTMENT OF DIVIDENDS - CLASS A                                              1,178,386          1,273,228         1,958,664
   COST OF SHARES REDEEMED - CLASS A                                              (15,235,690)       (17,710,742)      (31,334,933)
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS A                                                       2,108,643        (11,941,527)         6,086,359
                                                                             -----------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                              3,696,229          3,356,306          4,909,279
   REINVESTMENT OF DIVIDENDS - CLASS B                                                359,741            349,777            374,047
   COST OF SHARES REDEEMED - CLASS B                                               (2,590,289)        (4,188,868)        (2,896,538)
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS B                                                       1,465,681           (482,785)        2,386,788
                                                                             -----------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                    N/A                N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                    N/A                N/A               N/A
   COST OF SHARES REDEEMED - CLASS C                                                      N/A                N/A               N/A
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS C                                                             N/A                N/A               N/A
                                                                             -----------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                 21,798,454         96,762,357        16,076,383
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                  2,022,885          1,915,894         2,114,406
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                  (39,563,048)       (47,113,940)      (26,597,579)
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                         (15,741,709)        51,564,311        (8,406,790)
                                                                             -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                  (5,969,229)        33,748,284        (3,420,610)
                                                                             -----------------------------------------------------
NET ASSETS:
ENDING NET ASSETS                                                             $   160,167,028    $   166,136,257   $   132,387,973
                                                                             -----------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                            1,644,244            471,237         3,504,267
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                               121,151            133,038           195,337
   SHARES REDEEMED - CLASS A                                                       (1,557,703)        (1,846,605)       (3,111,992)
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                               207,692         (1,242,330)          587,612
                                                                             -----------------------------------------------------
   SHARES SOLD - CLASS B                                                              376,737            349,468           488,761
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                36,945             36,565            37,358
   SHARES REDEEMED - CLASS B                                                         (267,183)          (437,696)         (289,187)
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                               146,499            (51,663)          236,932
                                                                             -----------------------------------------------------
   SHARES SOLD - CLASS C                                                                  N/A                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                   N/A                N/A               N/A
   SHARES REDEEMED - CLASS C                                                              N/A                N/A               N/A
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                   N/A                N/A               N/A
                                                                             -----------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                2,270,667         10,215,567         1,633,872
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                   211,859            204,333           215,215
   SHARES REDEEMED - INSTITUTIONAL CLASS                                           (4,165,913)        (5,026,389)       (2,709,472)
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                (1,683,387)         5,393,511          (860,385)
                                                                             -----------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                         $        (5,026)   $        (2,040)  $             0
                                                                             -----------------------------------------------------




                                                                                                          STABLE INCOME
                                                                                            --------------------------------------
                                                                                                    FOR THE            FOR THE
                                                                                                 YEAR ENDED         YEAR ENDED
                                                                                            MAY 31, 2001(9)       MAY 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                     $   202,718,671    $   190,146,200
OPERATIONS:
   NET INVESTMENT INCOME                                                                         11,392,004         10,937,437
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                466,172           (701,367)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                            3,451,628         (1,632,414)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                               0                  0
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  15,309,804          8,603,656
                                                                                            --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                        (615,021)          (477,370)
    CLASS B                                                                                        (186,025)          (115,407)
    CLASS C                                                                                             N/A                N/A
    INSTITUTIONAL CLASS                                                                         (10,741,801)       (10,234,518)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                               0                  0
    CLASS B                                                                                               0                  0
    CLASS C                                                                                             N/A                N/A
    INSTITUTIONAL CLASS                                                                                   0                  0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           13,235,899          1,741,130
   REINVESTMENT OF DIVIDENDS - CLASS A                                                              450,385            351,790
   COST OF SHARES REDEEMED - CLASS A                                                             (3,594,153)        (1,636,425)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A        10,092,131            456,495
                                                                                            --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            6,015,177          1,559,171
   REINVESTMENT OF DIVIDENDS - CLASS B                                                              162,185            103,710
   COST OF SHARES REDEEMED - CLASS B                                                             (1,083,991)        (1,572,047)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B         5,093,371             90,834
                                                                                            --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                  N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                  N/A                N/A
   COST OF SHARES REDEEMED - CLASS C                                                                    N/A                N/A
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C               N/A                N/A
                                                                                            --------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                              101,922,098        120,568,832
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                8,547,654          8,568,469
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                               (104,572,374)      (114,888,520)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                            5,897,378         14,248,781
                                                                                            --------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                                24,849,837         12,572,471
                                                                                            --------------------------------------
NET ASSETS:
ENDING NET ASSETS                                                                           $   227,568,508    $   202,718,671
                                                                                            --------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                          1,266,744            170,237
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                              43,850             34,557
   SHARES REDEEMED - CLASS A                                                                       (348,648)          (160,397)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                             961,946             44,397
                                                                                            --------------------------------------
   SHARES SOLD - CLASS B                                                                            582,641            152,823
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                              15,787             10,193
   SHARES REDEEMED - CLASS B                                                                       (105,593)          (154,241)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             492,835              8,775
                                                                                            --------------------------------------
   SHARES SOLD - CLASS C                                                                                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                 N/A                N/A
   SHARES REDEEMED - CLASS C                                                                            N/A                N/A
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                 N/A                N/A
                                                                                            --------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                              9,902,431         11,824,746
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                 833,499            841,855
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                        (10,191,412)       (11,269,430)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 544,518          1,397,171
                                                                                            --------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                       $        90,374    $       236,261
                                                                                            --------------------------------------





                                                                                                VARIABLE RATE GOVERNMENT
                                                                                 -------------------------------------------------
                                                                                      FOR THE    FOR THE ELEVEN            FOR THE
                                                                                   YEAR ENDED      MONTHS ENDED         YEAR ENDED
                                                                                 MAY 31, 2001      MAY 31, 2000  JUNE 30, 1999(10)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                          $ 69,799,316      $108,202,622    $169,619,917
OPERATIONS:
   NET INVESTMENT INCOME                                                            3,273,562         4,253,972       6,439,615
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                            (146,877)         (845,250)     (1,468,711)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              1,581,942           123,470      (1,882,277)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FOREIGN CURRENCY                 0                 0               0
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     4,708,627         3,532,192       3,088,627
                                                                                 -------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                        (3,273,562)       (4,253,972)     (6,432,666)
    CLASS B                                                                               N/A               N/A             N/A
    CLASS C                                                                               N/A               N/A          (6,949)(11)
    INSTITUTIONAL CLASS                                                                   N/A               N/A             N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                 0                 0               0
    CLASS B                                                                               N/A               N/A             N/A
    CLASS C                                                                               N/A               N/A               0(11)
    INSTITUTIONAL CLASS                                                                   N/A               N/A             N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                              5,268,843        39,889,676      93,797,081
   REINVESTMENT OF DIVIDENDS - CLASS A                                                414,871           453,667         959,349
   COST OF SHARES REDEEMED - CLASS A                                              (25,300,128)      (78,024,869)   (148,197,189)
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS A                                                     (19,616,414)      (37,681,526)    (53,440,759)
                                                                                 -------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                    N/A               N/A             N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                    N/A               N/A             N/A
   COST OF SHARES REDEEMED - CLASS B                                                      N/A               N/A             N/A
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS B                                                             N/A               N/A             N/A
                                                                                 -------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                    N/A               N/A               0(11)
   REINVESTMENT OF DIVIDENDS - CLASS C                                                    N/A               N/A           8,618(11)
   COST OF SHARES REDEEMED - CLASS C                                                      N/A               N/A      (4,634,166)(11)
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS C                                                             N/A               N/A      (4,625,548)(11)
                                                                                 -------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                        N/A               N/A             N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                        N/A               N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                          N/A               N/A             N/A
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                     N/A               N/A             N/A
                                                                                 -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                 (18,181,349)      (38,403,306)    (61,417,295)
                                                                                 -------------------------------------------------
NET ASSETS:
ENDING NET ASSETS                                                                $ 51,617,967      $ 69,799,316    $108,202,622
                                                                                 -------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                              583,335         4,473,645      10,323,043
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                45,999            50,929         105,348
   SHARES REDEEMED - CLASS A                                                       (2,808,778)       (8,757,346)    (16,309,899)
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                            (2,179,444)       (4,232,772)     (5,881,508)
                                                                                 -------------------------------------------------
   SHARES SOLD - CLASS B                                                                  N/A               N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                   N/A               N/A             N/A
   SHARES REDEEMED - CLASS B                                                              N/A               N/A             N/A
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                   N/A               N/A             N/A
                                                                                 -------------------------------------------------
   SHARES SOLD - CLASS C                                                                  N/A               N/A        (331,880)(11)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                   N/A               N/A             625(11)
   SHARES REDEEMED - CLASS C                                                              N/A               N/A          (4,126)(11)
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                   N/A               N/A        (335,381)(11)
                                                                                 -------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                      N/A               N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                       N/A               N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                  N/A               N/A             N/A
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                       N/A               N/A             N/A
                                                                                 -------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                            $          0      $    (69,757)   $          0
                                                                                 -------------------------------------------------

INCOME FUNDS                        NOTES TO STATEMENTS OF CHANGES IN NET ASSETS


NOTES TO STATEMENTS OF CHANGES IN NET ASSETS

(1) "Proceeds from shares sold" includes $950,770 for Class A, and "Shares sold" includes 100,942 for Class A as a result of the consolidation of the First Security Achievement Intermediate Term Bond Fund. "Proceeds from shares sold" includes $136,477,510 for Institutional Class shares, and "Shares sold" includes 14,503,776 for Institutional Class shares as a result of the consolidation of the First Security Achievement Intermediate Term Bond Fund.

(2) "Proceeds from shares sold" includes $1,168,370 for Class A, and "Shares sold" includes 126,310 for Class A as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $2,408,469 for Class B, and "Shares sold" includes 260,657 for Class B as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $82,283,786 for Institutional Class shares, and "Shares sold" includes 8,905,172 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $8,786,406 for Institutional Class shares, and "Shares sold" includes 950,910 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Performa Strategic Value Bond Fund.

      "Proceeds from shares sold" includes $115,508,045 for Class A and "Shares sold" includes 12,664,262 for Class A as a result of the consolidation of the Great Plains Intermediate Bond Fund.

(3)   This Fund commenced operations on July 13, 1998.

(4) "Proceeds from shares sold" includes $20,612,077 for Institutional shares, and "Shares sold" includes 1,864,020 for Institutional shares as a result of the consolidation of the Brenton Intermediate Government Income Fund.

(5) "Proceeds from shares sold" includes $145,943,819 for Class A, and "Shares sold" includes 13,426,294 for Class A as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $61,839,662 for Class A, and "Shares sold" includes 5,689,021 for Class A as a result of the consolidation of the Stagecoach U.S. Govt. Allocation Fund. "Proceeds from shares sold" includes $35,145,993 for Class B, and "Shares sold" includes 3,236,279 for Class B as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $17,089,828 for Class B, and "Shares sold" includes 1,573,649 for Class B as a result of the consolidation of the Stagecoach U.S. Govt. Allocation Fund. "Proceeds from shares sold" includes $4,408,810 for Class C, and "Shares sold" 405,968 for Class C as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $6,920,937 for Instutional Class shares, and "Shares sold" includes 636,701 for Institutional Class shares as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund.

(6)   This class of shares commenced operations on November 8, 1999.

(7) "Proceeds from shares sold" includes $78,780,293 for Institutional shares, and "Shares sold" includes 8,292,662 for Institutional shares as a result of the consolidation of the Norwest Advantage Limited Term Government Income Fund.

(8) "Proceeds from shares sold" includes $8,897,237 for Class A as a result of the consolidation of the Masterworks Short-Intermediate Term Fund.

(9) "Proceeds from shares sold" includes $141,826 for Class A, and "Shares sold" includes 13,731 for Class A as a result of the consolidation of the First Security Achievement Short Term Bond Fund. "Proceeds from shares sold" includes $24,416,981 for Institutional Class shares, and "Shares sold" includes 2,363,351 for Institutional Class shares as a result of the consolidation of the First Security Achievement Short Term Bond Fund.

(10) "Proceeds from shares sold" includes $4,577,231 for Class A as a result of the conversion of the Fund's Class C shares on July 13, 1998.

(11)  This class of shares ceased operations on July 13, 1998.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     THIS PAGE IS INTENTIONALLY LEFT BLANK--

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS

                                                             NET REALIZED
                                   BEGINNING                          AND   DIVIDENDS  DISTRIBUTIONS
                                   NET ASSET         NET       UNREALIZED    FROM NET       FROM NET
                                   VALUE PER  INVESTMENT   GAIN (LOSS) ON  INVESTMENT       REALIZED
                                       SHARE      INCOME      INVESTMENTS      INCOME          GAINS
-----------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
-----------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO MAY 31, 2001        $   8.72       0.58              0.47       (0.62)          0
JULY 1, 1999(3) TO MAY 31, 2000     $   9.62       0.59             (0.90)      (0.59)          0
JULY 1, 1998 TO JUNE 30, 1999       $  10.03       0.62             (0.37)      (0.62)      (0.04)
APRIL 1, 1998(4) TO JUNE 30, 1998   $  10.00       0.17              0.03       (0.17)          0
B SHARES
JUNE 1, 2000 TO MAY 31, 2001        $   8.72       0.53              0.45       (0.55)          0
JULY 1, 1999(3) TO MAY 31, 2000     $   9.62       0.52             (0.90)      (0.52)          0
JULY 1, 1998 TO JUNE 30, 1999       $  10.03       0.55             (0.37)      (0.55)      (0.04)
APRIL 1, 1998(4) TO JUNE 30, 1998   $  10.00       0.15             (0.03)      (0.15)          0
C SHARES
JUNE 1, 2000 TO MAY 31, 2001        $   8.72       0.53              0.45       (0.55)          0
JULY 1, 1999(3) TO MAY 31, 2000     $   9.62       0.52             (0.90)      (0.52)          0
JULY 1, 1998 TO JUNE 30, 1999       $  10.03       0.55             (0.37)      (0.55)      (0.04)
APRIL 1, 1998(4) TO JUNE 30, 1998   $  10.00       0.15              0.03       (0.15)          0
DIVERSIFIED BOND FUND

INSTITUTIONAL SHARES
JUNE 1, 2000 TO MAY 31, 2001        $  25.22       1.43              1.44       (2.41)          0
JUNE 1, 1999 TO MAY 31, 2000        $  26.11       1.43             (0.63)      (1.16)      (0.53)
JUNE 1, 1998 TO MAY 31, 1999        $  27.03       1.34             (0.17)      (1.43)      (0.66)
JUNE 1, 1997 TO MAY 31, 1998        $  25.60       1.61              1.51       (1.66)      (0.03)
JUNE 1, 1996 TO MAY 31, 1997        $  26.03       1.59              0.01       (1.69)      (0.34)
INCOME FUND

A SHARES
JUNE 1, 2000 TO MAY 31, 2001        $   8.86       0.57              0.47       (0.57)          0
JUNE 1, 1999 TO MAY 31, 2000        $   9.48       0.59             (0.62)      (0.59)          0
JUNE 1, 1998 TO MAY 31, 1999        $   9.79       0.59             (0.31)      (0.59)          0
JUNE 1, 1997 TO MAY 31, 1998        $   9.27       0.61              0.52       (0.61)          0
JUNE 1, 1996 TO MAY 31, 1997        $   9.27       0.62                 0       (0.62)          0
B SHARES
JUNE 1, 2000 TO MAY 31, 2001        $   8.84       0.50              0.48       (0.50)          0
JUNE 1, 1999 TO MAY 31, 2000        $   9.46       0.53             (0.62)      (0.53)          0
JUNE 1, 1998 TO MAY 31, 1999        $   9.77       0.52             (0.31)      (0.52)          0
JUNE 1, 1997 TO MAY 31, 1998        $   9.26       0.54              0.51       (0.54)          0
JUNE 1, 1996 TO MAY 31, 1997        $   9.26       0.55                 0       (0.55)          0
INSTITUTIONAL SHARES
JUNE 1, 2000 TO MAY 31, 2001        $   8.85       0.60              0.47       (0.60)          0
JUNE 1, 1999 TO MAY 31, 2000        $   9.47       0.61             (0.62)      (0.61)          0
JUNE 1, 1998 TO MAY 31, 1999        $   9.78       0.59             (0.31)      (0.59)          0
JUNE 1, 1997 TO MAY 31, 1998        $   9.27       0.61              0.51       (0.61)          0
JUNE 1, 1996 TO MAY 31, 1997        $   9.26       0.62              0.01       (0.62)          0
INCOME PLUS FUND

A SHARES
JUNE 1, 2000 TO MAY 31, 2001        $  10.60       0.72              0.31       (0.83)          0
JULY 1, 1999(3) TO MAY 31, 2000     $  12.04       0.79             (1.44)      (0.79)          0
JULY 13, 1998(4) TO JUNE 30, 1999   $  12.50       0.77             (0.46)      (0.77)          0
B SHARES
JUNE 1, 2000 TO MAY 31, 2001        $  10.61       0.65              0.29       (0.75)          0
JULY 1, 1999(3) TO MAY 31, 2000     $  12.05       0.72             (1.44)      (0.72)          0
JULY 13, 1998(4) TO JUNE 30, 1999   $  12.50       0.68             (0.45)      (0.68)          0
C SHARES
JUNE 1, 2000 TO MAY 31, 2001        $  10.61       0.65              0.29       (0.75)          0
JULY 1, 1999(3) TO MAY 31, 2000     $  12.05       0.72             (1.44)      (0.72)          0
JULY 13, 1998(4) TO JUNE 30, 1999   $  12.50       0.68             (0.45)      (0.68)          0

                                             ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                          NET ASSET   -----------------------------------------           PORTFOLIO   NET ASSETS AT
                               RETURN OF  VALUE PER   NET INVESTMENT        NET         GROSS      TOTAL   TURNOVER   END OF PERIOD
                                 CAPITAL      SHARE           INCOME   EXPENSES   EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $   9.15       6.59%       1.00%      1.66%         12.30%          91%      $  6,363
JULY 1, 1999(3) TO MAY 31, 2000           0   $   8.72       6.95%       1.00%      1.59%         (3.36)%        103%      $  5,062
JULY 1, 1998 TO JUNE 30, 1999             0   $   9.62       6.21%       0.93%      2.10%          2.45%         115%      $  5,482
APRIL 1, 1998(4) TO JUNE 30, 199          0   $  10.038      6.47%       0.56%      3.74%          1.98%          33%      $  5,503
B SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $   9.15       5.84%       1.75%      2.45%         11.46%          91%      $ 11,220
JULY 1, 1999(3) TO MAY 31, 2000           0   $   8.72       6.16%       1.75%      2.37%         (4.03)%        103%      $  9,494
JULY 1, 1998 TO JUNE 30, 1999             0   $   9.62       5.43%       1.68%      2.65%          1.68%         115%      $ 11,311
APRIL 1, 1998(4) TO JUNE 30, 199          0   $  10.038      5.47%       1.35%      4.30%          1.81%          33%      $  4,595
C SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $   9.15       5.74%       1.75%      2.62%         11.46%          91%      $  2,895
JULY 1, 1999(3) TO MAY 31, 2000           0   $   8.72       6.16%       1.75%      2.43%         (4.02)%        103%      $  1,039
JULY 1, 1998 TO JUNE 30, 1999             0   $   9.62       5.39%       1.70%      2.94%          1.67%         115%      $  1,994
APRIL 1, 1998(4) TO JUNE 30, 199          0   $  10.038      5.57%       1.34%      8.58%          1.78%          33%      $    299
DIVERSIFIED BOND FUND

INSTITUTIONAL SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $  25.68       5.75%       0.70%(5)   0.83%(5)      11.74%         113%(9)   $269,121
JUNE 1, 1999 TO MAY 31, 2000              0   $  25.22       5.80%       0.70%(5)   0.92%(5)       3.22%          68%(9)   $190,283
JUNE 1, 1998 TO MAY 31, 1999              0   $  26.11       5.58%       0.70%(5)   1.07%(5)       4.15%          77%(9)   $179,133
JUNE 1, 1997 TO MAY 31, 1998              0   $  27.03       5.98%       0.70%(5)   1.02%(5)      12.39%          91%(9)   $134,831
JUNE 1, 1996 TO MAY 31, 1997              0   $  25.60       6.19%       0.70%      0.77%          6.23%          57%      $162,310
INCOME FUND

A SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $   9.33      6.18%       1.00%       1.10%         12.01%         109%      $ 23,196
JUNE 1, 1999 TO MAY 31, 2000              0   $   8.86      6.50%       0.90%       1.05%         (0.23)%        124%      $ 16,895
JUNE 1, 1998 TO MAY 31, 1999              0   $   9.48      5.98%       0.75%       1.08%          2.81%         202%      $ 13,731
JUNE 1, 1997 TO MAY 31, 1998              0   $   9.79      6.29%       0.75%       1.14%         12.47%         167%      $  7,661
JUNE 1, 1996 TO MAY 31, 1997              0   $   9.27      6.59%       0.75%       1.17%          6.79%         231%      $  5,142
B SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $   9.32      5.39%       1.75%       1.99%         11.30%         109%      $ 13,368
JUNE 1, 1999 TO MAY 31, 2000              0   $   8.84      5.74%       1.65%       1.93%         (1.00)%        124%      $  8,611
JUNE 1, 1998 TO MAY 31, 1999              0   $   9.46      5.22%       1.50%       2.13%          2.03%         202%      $  7,726
JUNE 1, 1997 TO MAY 31, 1998              0   $   9.77      5.54%       1.50%       2.19%         11.52%         167%      $  4,855
JUNE 1, 1996 TO MAY 31, 1997              0   $   9.26      5.87%       1.50%       2.25%          6.03%         231%      $  3,349
INSTITUTIONAL SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $   9.32      6.42%       0.75%       0.76%         12.29%         109%      $564,908
JUNE 1, 1999 TO MAY 31, 2000              0   $   8.85      6.65%       0.75%       0.82%         (0.10)%        124%      $369,719
JUNE 1, 1998 TO MAY 31, 1999              0   $   9.47      6.00%       0.75%       0.92%          2.81%         202%      $348,472
JUNE 1, 1997 TO MAY 31, 1998              0   $   9.78      6.32%       0.75%       0.92%         12.35%         167%      $290,566
JUNE 1, 1996 TO MAY 31, 1997              0   $   9.27      6.59%       0.75%       1.02%          6.90%         231%      $258,207
INCOME PLUS FUND

A SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $  10.80      6.97%       1.10%       1.44%         10.06%          63%      $ 12,468
JULY 1, 1999(3) TO MAY 31, 2000           0   $  10.60      7.56%       1.08%       1.41%         (5.56)%         95%      $  8,371
JULY 13, 1998(4) TO JUNE 30, 1999         0   $  12.04      6.95%       0.66%       1.62%          2.52%         176%      $ 11,223
B SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $  10.80      6.26%       1.85%       2.21%          9.14%          63%      $ 34,203
JULY 1, 1999(3) TO MAY 31, 2000           0   $  10.61      6.77%       1.86%       2.18%         (6.19)%         95%      $ 28,336
JULY 13, 1998(4) TO JUNE 30, 1999         0   $  12.05      6.25%       1.50%       2.14%          1.87%         176%      $ 36,892
C SHARES
JUNE 1, 2000 TO MAY 31, 2001              0   $  10.80      6.26%       1.85%       2.27%          9.14%          63%      $  3,253
JULY 1, 1999(3) TO MAY 31, 2000           0   $  10.61      6.80%       1.83%       2.27%         (6.19)%         95%      $  2,550
JULY 13, 1998(4) TO JUNE 30, 1999         0   $  12.05      6.23%       1.47%       2.49%          1.87%         176%      $  3,037

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS

                                                                     NET REALIZED
                                            BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                                            NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                                            VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                                                SHARE      INCOME     INVESTMENTS      INCOME          GAINS
---------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO MAY 31, 2001                 $  10.56        0.66           0.47       (0.67)              0
JUNE 1, 1999 TO MAY 31, 2000                 $  11.04        0.64          (0.44)      (0.68)              0
JUNE 1, 1998 TO MAY 31, 1999                 $  11.22        0.64          (0.17)      (0.65)              0
JUNE 1, 1997 TO MAY 31, 1998                 $  10.84        0.77           0.31       (0.70)              0
JUNE 1, 1996 TO MAY 31, 1997                 $  10.89        0.73          (0.05)      (0.73)              0
B SHARES
JUNE 1, 2000 TO MAY 31, 2001                 $  10.55        0.58           0.47       (0.59)              0
JUNE 1, 1999 TO MAY 31, 2000                 $  11.04        0.62          (0.51)      (0.60)              0
JUNE 1, 1998 TO MAY 31, 1999                 $  11.21        0.53          (0.13)      (0.57)              0
JUNE 1, 1997 TO MAY 31, 1998                 $  10.83        0.69           0.31       (0.62)              0
JUNE 1, 1996 TO MAY 31, 1997                 $  10.89        0.64          (0.05)      (0.65)              0
C SHARES
JUNE 1, 2000 TO MAY 31, 2001                 $  10.55        0.58           0.47       (0.59)              0
NOVEMBER 8, 1999(4) TO MAY 31, 2000          $  10.86        0.32          (0.31)      (0.32)              0

INSTITUTIONAL SHARES

JUNE 1, 2000 TO MAY 31, 2001                 $  10.56        0.69           0.47       (0.70)              0
JUNE 1, 1999 TO MAY 31, 2000                 $  11.05        0.70          (0.50)      (0.69)              0
JUNE 1, 1998 TO MAY 31, 1999                 $  11.22        0.66          (0.18)      (0.65)              0
JUNE 1, 1997 TO MAY 31, 1998                 $  10.84        0.71           0.37       (0.70)              0
JUNE 1, 1996 TO MAY 31, 1997                 $  10.89        0.72          (0.04)      (0.73)              0

LIMITED TERM GOVERNMENT INCOME FUND

A SHARES
JUNE 1, 2000 TO MAY 31, 2001                 $   9.44        0.57           0.39       (0.57)              0
JULY 1, 1999(3) TO MAY 31, 2000              $   9.74        0.50          (0.30)      (0.50)              0
JULY 1, 1998 TO JUNE 30, 1999                $   9.97        0.57          (0.23)      (0.57)              0
APRIL 1, 1998(6) TO JUNE 30, 1998            $   9.95        0.13           0.02       (0.13)              0
APRIL 1, 1997 TO MARCH 31, 1998              $   9.64        0.51           0.31       (0.51)              0
OCTOBER 1, 1996(7) TO MARCH 31, 1997         $   9.73        0.34          (0.09)      (0.34)              0
JANUARY 1, 1996(8) TO SEPTEMBER 30, 1996     $  10.00        0.41          (0.27)      (0.41)              0
B SHARES
JUNE 1, 2000 TO MAY 31, 2001                 $   9.44        0.50           0.39       (0.50)              0
JULY 1, 1999(3) TO MAY 31, 2000              $   9.74        0.43          (0.30)      (0.43)              0
JULY 1, 1998 TO JUNE 30, 1999                $   9.97        0.50          (0.23)      (0.50)              0
JUNE 15, 1998(4) TO JUNE 30, 1998            $  10.03        0.02          (0.06)      (0.02)              0

INSTITUTIONAL SHARES

JUNE 1, 2000 TO MAY 31, 2001                 $   9.26        0.59           0.38       (0.59)              0
JULY 1, 1999(3) TO MAY 31, 2000              $   9.55        0.51          (0.29)      (0.51)              0
JULY 1, 1998 TO JUNE 30, 1999                $   9.78        0.56          (0.23)      (0.56)              0
APRIL 1, 1998(6) TO JUNE 30, 1998            $   9.76        0.13           0.02       (0.13)              0
APRIL 1, 1997 TO MARCH 31, 1998              $   9.45        0.51           0.31       (0.51)              0
OCTOBER 1, 1996(7) TO MARCH 31, 1997         $   9.54        0.34          (0.09)      (0.34)              0
SEPTEMBER 6, 1996(4) TO SEPTEMBER 30, 1996   $   9.46        0.03           0.08       (0.03)              0

STABLE INCOME FUND

A SHARES
JUNE 1, 2000 TO MAY 31, 2001                 $  10.15        0.57           0.22       (0.58)              0
JUNE 1, 1999 TO MAY 31, 2000                 $  10.26        0.54          (0.11)      (0.54)              0
JUNE 1, 1998 TO MAY 31, 1999                 $  10.31        0.54          (0.06)      (0.53)              0
JUNE 1, 1997 TO MAY 31, 1998                 $  10.24        0.58           0.06       (0.57)              0
JUNE 1, 1996 TO MAY 31, 1997                 $  10.20        0.58           0.04       (0.58)              0
B SHARES
JUNE 1, 2000 TO MAY 31, 2001                 $  10.14        0.49           0.23       (0.51)              0
JUNE 1, 1999 TO MAY 31, 2000                 $  10.26        0.46          (0.12)      (0.46)              0
JUNE 1, 1998 TO MAY 31, 1999                 $  10.30        0.44          (0.04)      (0.44)              0
JUNE 1, 1997 TO MAY 31, 1998                 $  10.24        0.51           0.04       (0.49)              0
JUNE 1, 1996 TO MAY 31, 1997                 $  10.20        0.52           0.02       (0.50)              0

INSTITUTIONAL SHARES

JUNE 1, 2000 TO MAY 31, 2001                 $  10.15        0.60           0.21       (0.60)              0
JUNE 1, 1999 TO MAY 31, 2000                 $  10.27        0.55          (0.12)      (0.55)              0
JUNE 1, 1998 TO MAY 31, 1999                 $  10.30        0.52          (0.02)      (0.53)              0
JUNE 1, 1997 TO MAY 31, 1998                 $  10.24        0.58           0.05       (0.57)              0
JUNE 1, 1996 TO MAY 31, 1997                 $  10.20        0.58           0.04       (0.58)              0

                                                          ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                               NET ASSET  ------------------------------------------      PORTFOLIO   NET ASSETS AT
                                    RETURN OF  VALUE PER  NET INVESTMENT       NET      GROSS      TOTAL   TURNOVER   END OF PERIOD
                                      CAPITAL      SHARE          INCOME  EXPENSES  EXPENSES(1)  RETURN(2)     RATE  (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO MAY 31, 2001                0   $  11.02      6.06%       0.96%          1.22%      10.94%      57%      $185,638
JUNE 1, 1999 TO MAY 31, 2000                0   $  10.56      6.29%       0.94%          1.16%       1.92%     139%      $193,615
JUNE 1, 1998 TO MAY 31, 1999                0   $  11.04      5.76%       0.68%          0.87%       4.21%     124%      $ 18,594
JUNE 1, 1997 TO MAY 31, 1998                0   $  11.22      6.35%       0.68%          0.86%      10.19%      97%      $ 14,325
JUNE 1, 1996 TO MAY 31, 1997                0   $  10.84      6.58%       0.68%          0.80%       6.36%     183%      $ 13,038
B SHARES
JUNE 1, 2000 TO MAY 31, 2001                0   $  11.01      5.30%       1.71%          1.84%      10.12%      57%      $ 61,482
JUNE 1, 1999 TO MAY 31, 2000                0   $  10.55      5.55%       1.68%          1.83%       1.06%     139%      $ 51,495
JUNE 1, 1998 TO MAY 31, 1999                0   $  11.04      5.01%       1.43%          1.91%       3.53%     124%      $  8,540
JUNE 1, 1997 TO MAY 31, 1998                0   $  11.21      5.60%       1.43%          1.85%       9.38%      97%      $  8,277
JUNE 1, 1996 TO MAY 31, 1997                0   $  10.83      5.80%       1.42%          1.85%       5.51%     183%      $  8,970
C SHARES
JUNE 1, 2000 TO MAY 31, 2001                0   $  11.01      5.28%       1.71%          1.85%      10.16%      57%      $  8,386
NOVEMBER 8, 1999(4) TO MAY 31, 2000         0   $  10.55      5.54%       1.71%          1.90%       1.07%     139%      $  4,348

INSTITUTIONAL SHARES

JUNE 1, 2000 TO MAY 31, 2001                0   $  11.02      6.34%       0.68%          0.74%      11.25%      57%      $413,846
JUNE 1, 1999 TO MAY 31, 2000                0   $  10.56      6.43%       0.68%          0.75%       1.94%     139%      $385,299
JUNE 1, 1998 TO MAY 31, 1999                0   $  11.05      5.77%       0.68%          0.72%       4.30%     124%      $420,305
JUNE 1, 1997 TO MAY 31, 1998                0   $  11.22      6.35%       0.68%          0.72%      10.19%      97%      $400,346
JUNE 1, 1996 TO MAY 31, 1997                0   $  10.84      6.57%       0.68%          0.72%       6.36%     183%      $371,278

LIMITED TERM GOVERNMENT INCOME FUND

A SHARES
JUNE 1, 2000 TO MAY 31, 2001                0   $   9.83      5.84%       0.96%          1.19%      10.38%     126%      $ 33,192
JULY 1, 1999(3) TO MAY 31, 2000             0   $   9.44      5.62%       0.96%          1.21%       2.08%      80%      $ 29,928
JULY 1, 1998 TO JUNE 30, 1999               0   $   9.74      5.66%       0.96%          1.21%       3.37%     116%      $ 42,956
APRIL 1, 1998(6) TO JUNE 30, 1998           0   $   9.97      5.36%       0.96%          1.24%       1.54%      12%      $ 38,149
APRIL 1, 1997 TO MARCH 31, 1998             0   $   9.95      5.19%       0.78%          1.30%       8.69%      48%      $ 29,694
OCTOBER 1, 1996(7) TO MARCH 31, 1997        0   $   9.64      6.96%       0.71%          1.12%       2.57%      52%      $ 33,920
JANUARY 1, 1996(8) TO SEPTEMBER 30, 1996    0   $   9.73      5.60%       0.76%          1.21%       1.34%     389%      $ 37,465
B SHARES
JUNE 1, 2000 TO MAY 31, 2001                0   $   9.83      5.08%       1.71%          1.91%       9.56%     126%      $ 10,666
JULY 1, 1999(3) TO MAY 31, 2000             0   $   9.44      4.89%       1.69%          1.96%       1.39%      80%      $  8,864
JULY 1, 1998 TO JUNE 30, 1999               0   $   9.74      4.95%       1.66%          1.99%       2.65%     116%      $  9,643
JUNE 15, 1998(4) TO JUNE 30, 1998           0   $   9.97      5.08%       1.66%          1.97%      (0.38)%     12%      $  7,514

INSTITUTIONAL SHARES

JUNE 1, 2000 TO MAY 31, 2001                0   $   9.64      6.13%       0.68%          0.80%      10.66%     126%      $116,309
JULY 1, 1999(3) TO MAY 31, 2000             0   $   9.26      5.87%       0.72%          0.90%       2.34%      80%      $127,344
JULY 1, 1998 TO JUNE 30, 1999               0   $   9.55      5.72%       0.91%          1.08%       3.38%     116%      $ 79,789
APRIL 1, 1998(6) TO JUNE 30, 1998           0   $   9.78      5.44%       0.91%          1.08%       1.56%      12%      $ 90,146
APRIL 1, 1997 TO MARCH 31, 1998             0   $   9.76      5.28%       0.69%          1.07%       8.85%      48%      $ 51,973
OCTOBER 1, 1996(7) TO MARCH 31, 1997        0   $   9.45      7.01%       0.65%          1.02%       2.58%      52%      $ 60,150
SEPTEMBER 6, 1996(4) TO SEPTEMBER 30, 1996  0   $   9.54      5.14%       0.59%          0.84%       1.08%     389%      $ 73,637

STABLE INCOME FUND

A SHARES
JUNE 1, 2000 TO MAY 31, 2001                0   $  10.36      5.44%       0.90%(5)       1.09%(5)    7.98%      37%(9)   $ 19,054
JUNE 1, 1999 TO MAY 31, 2000                0   $  10.15      5.29%       0.79%(5)       0.96%(5)    4.28%      40%(9)   $  8,912
JUNE 1, 1998 TO MAY 31, 1999                0   $  10.26      5.11%       0.65%(5)       0.95%(5)    4.74%      29%(9)   $  8,559
JUNE 1, 1997 TO MAY 31, 1998                0   $  10.31      5.74%       0.65%(5)       0.91%(5)    6.38%      37%(9)   $  8,561
JUNE 1, 1996 TO MAY 31, 1997                0   $  10.24      5.69%       0.65%          0.87%       6.24%      41%      $ 12,451
B SHARES
JUNE 1, 2000 TO MAY 31, 2001                0   $  10.35      4.65%       1.65%(5)       2.00%(5)    7.22%      37%(9)   $  7,598
JUNE 1, 1999 TO MAY 31, 2000                0   $  10.14      4.54%       1.54%(5)       1.95%(5)    3.40%      40%(9)   $  2,449
JUNE 1, 1998 TO MAY 31, 1999                0   $  10.26      4.34%       1.40%(5)       2.15%(5)    4.07%      29%(9)   $  2,387
JUNE 1, 1997 TO MAY 31, 1998                0   $  10.30      4.94%       1.40%(5)       2.31%(5)    5.50%      37%(9)   $  1,817
JUNE 1, 1996 TO MAY 31, 1997                0   $  10.24      4.96%       1.39%          2.89%       5.43%      41%      $  1,056

INSTITUTIONAL SHARES

JUNE 1, 2000 TO MAY 31, 2001                0   $  10.36      5.78%       0.65%(5)       0.78%(5)    8.25%      37%(9)   $200,917
JUNE 1, 1999 TO MAY 31, 2000                0   $  10.15      5.44%       0.65%(5)       0.77%(5)    4.32%      40%(9)   $191,358
JUNE 1, 1998 TO MAY 31, 1999                0   $  10.27      5.10%       0.65%(5)       0.76%(5)    4.95%      29%(9)   $179,201
JUNE 1, 1997 TO MAY 31, 1998                0   $  10.30      5.69%       0.65%(5)       0.76%(5)    6.28%      37%(9)   $144,215
JUNE 1, 1996 TO MAY 31, 1997                0   $  10.24      5.73%       0.65%          0.79%       6.24%      41%      $111,030

                                                                     NET REALIZED
                                            BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                                            NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                                            VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                                                SHARE      INCOME     INVESTMENTS      INCOME          GAINS
---------------------------------------------------------------------------------------------------------------
VARIABLE RATE GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO MAY 31, 2001                    $8.90        0.49           0.21       (0.49)              0
JULY 1, 1999(3) TO MAY 31, 2000                 $8.96        0.42          (0.06)      (0.42)              0
JULY 1, 1998 TO JUNE 30, 1999                   $9.19        0.43          (0.23)      (0.43)              0
JANUARY 1, 1998(10) TO JUNE 30, 1998            $9.23        0.24          (0.04)      (0.24)              0
JANUARY 1, 1997 TO DECEMBER 31, 1997            $9.25        0.51          (0.02)      (0.51)              0
JANUARY 1, 1996 TO DECEMBER 31, 1996            $9.35        0.50          (0.10)      (0.46)              0

                                                  ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                               NET ASSET  -----------------------------------------       PORTFOLIO   NET ASSETS AT
                                    RETURN OF  VALUE PER  NET INVESTMENT       NET        GROSS     TOTAL  TURNOVER   END OF PERIOD
                                      CAPITAL      SHARE          INCOME  EXPENSES  EXPENSES(1)  RETURN(2)     RATE  (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO MAY 31, 2001             0       $9.11        5.39%       0.78%      1.07%       8.01%       16%       $  51,618
JULY 1, 1999(3) TO MAY 31, 2000          0       $8.90        5.06%       0.78%      1.09%       4.09%       36%       $  69,799
JULY 1, 1998 TO JUNE 30, 1999            0       $8.96        4.71%       0.78%      1.13%       2.17%       80%       $ 108,203
JANUARY 1, 1998(10) TO JUNE 30, 1998     0       $9.19        5.21%       0.78%      1.11%       2.16%       45%       $ 164,994
JANUARY 1, 1997 TO DECEMBER 31, 1997     0       $9.23        5.55%       0.81%      1.09%       5.43%       92%       $ 227,353
JANUARY 1, 1996 TO DECEMBER 31, 1996    (0.04)   $9.25        5.36%       0.88%      0.98%       4.41%      277%       $ 393,948

INCOME FUNDS                                       NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

(3)   The Fund changed its fiscal year-end from June 30 to May 31.

(4)   Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6)   The Fund changed its fiscal year-end from March 31 to June 30.

(7)   The Fund changed its fiscal year-end from September 30 to March 31.

(8)   The Fund changed its fiscal year-end from December 31 to September 30.

(9) Portfolio turnover rate represents the activity from the Fund's investment in a core portfolio.

(10)  The Fund changed its fiscal year-end from December 31 to June 30.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Corporate Bond, Diversified Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income, Stable Income, and Variable Rate Government Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.

     Concurrent with the establishment of the Trust, the Boards of Directors/Trustees of the Stagecoach Family of Funds and the Boards of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach Funds and Norwest Advantage Funds into the Trust (the "consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares as follows:

      STAGECOACH FUND                      NORWEST ADVANTAGE FUND       WELLS FARGO FUND
      CORPORATE BOND*                                                   CORPORATE BOND

                                           DIVERSIFIED BOND*            DIVERSIFIED BOND

                                           INCOME*                      INCOME

                                           TOTAL RETURN BOND

                                           PERFORMA STRATEGIC VALUE
                                             BOND

      STRATEGIC INCOME*                                                 INCOME PLUS

      U.S. GOVERNMENT INCOME               INTERMEDIATE GOVERNMENT      INTERMEDIATE GOVERNMENT INCOME
                                             INCOME*

      U.S. GOVERNMENT ALLOCATION

      SHORT INTERMEDIATE U.S. GOVERNMENT   LIMITED TERM GOVERNMENT      LIMITED TERM GOVERNMENT INCOME
         INCOME*                             INCOME

                                           STABLE INCOME*               STABLE INCOME

      VARIABLE RATE GOVERNMENT*                                         VARIABLE RATE GOVERNMENT

   *  ACCOUNTING SURVIVOR

     In the consolidation, the Wells Fargo Income Fund acquired all of the net assets of the Norwest Advantage Income Fund, Norwest Advantage Total Return Bond Fund and the Norwest Performa Strategic Value Bond Fund. The Norwest Advantage Total Return Bond Fund exchanged its 9,588,086 shares (valued at $85,860,625) for 9,292,139 shares of the Wells Fargo Income Fund. The net assets of the Norwest Advantage Total Return Bond Fund included unrealized depreciation of $5,059,279. The Norwest Performa Strategic Value Bond Fund exchanged its 902,531 shares (valued at $8,786,406) for 950,910 shares of the Wells Fargo Income Fund. The net assets of the Norwest Performa Strategic Value Bond Fund included unrealized depreciation of $384,481.

     In the consolidation, the Wells Fargo Intermediate Government Income Fund acquired all of the net assets of the Stagecoach U.S Government Income Fund, Stagecoach U.S. Government Allocation Fund and Norwest Advantage Intermediate Government Income Fund. The Stagecoach U.S. Government Income Fund exchanged its 18,071,925 shares (valued at $192,419,559) for 17,705,242 shares of the Wells
Fargo Intermediate Government Income Fund. The net assets of the Stagecoach U.S. Government Income Fund included unrealized depreciation of $6,051,065. The Stagecoach U.S. Government Allocation Fund exchanged its 5,877,554 shares (valued at $78,929,490) for 7,262,670 shares of the Wells Fargo Intermediate Government Income Fund. The net assets of the Stagecoach U.S. Government Allocation Fund included unrealized depreciation of $913,575.

     In the consolidation, the Wells Fargo Limited Term Government Income Fund acquired all of the net assets of the Stagecoach Short Intermediate U.S Government Income Fund and Norwest Advantage Limited Term Government Income Fund. The Norwest Advantage Limited Term Government Income Fund exchanged its 8,190,601 shares (valued at $78,780,293) for 8,292,662 shares of the Wells Fargo Limited Term Government Income Fund. The net assets of the Stagecoach U.S. Government Income Fund included unrealized depreciation of $1,224,961.

     The Corporate Bond, Income Plus, and Intermediate Government Income Funds offer Class A, Class B, and Class C shares. In addition, the Intermediate Government Income Fund also offers Institutional Class shares. The Income, Limited Term Government Income, and Stable Income Funds offer Class A, Class B, and Institutional Class shares. The Diversified Bond Fund only offers Institutional Class shares and the Variable Rate Government Fund only offers Class A shares. Prior to July 13, 1998, the Variable Rate Government Fund also offered Class C shares. Effective at the close of business on July 12, 1998, the Class C shares of the Variable Rate Government Fund were converted into Class A shares of the same Fund. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class.
All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

     The Diversified Bond and Stable Income Funds are Funds which each seek to achieve their investment objectives by investing all of their respective investable assets in one or more separate diversified portfolios (each a "Core Portfolio", collectively, the "Core Portfolios") of Wells Fargo Core Trust ("Core Trust") a registered, open-end management investment company. Each Core Portfolio directly acquires portfolio securities, and a Fund investing in a Core Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Core Portfolios as partnership investments and record daily their share of the Core Portfolio's income, expenses and realized and unrealized gain and loss. The financial statements of the Core Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

     As of May 31, 2001, the Diversified Bond Fund owned 24.3% of the Managed Fixed Income Portfolio, 24.3% of the Positive Return Bond Portfolio, and 24.3% of the Strategic Value Bond Portfolio. The Stable Income Fund owned 59.5% of the Stable Income Portfolio.

     On May 9, 2000, the Board of Trustees of the Trust and the Board of Trustees of the Great Plains Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Great Plains Intermediate Bond Fund into the Income Fund of the Trust. Effective at the close of business on September 8, 2000, the Wells Fargo Income Fund acquired all of the net assets of the Great Plains Intermediate Bond Fund. The Great Plains Intermediate Bond Fund exchanged its 11,856,365 shares (valued at $115,508,045) for 12,664,262 shares of the Wells Fargo Income Fund. The net assets of the Great Plains Intermediate Bond Fund included unrealized depreciation of $542,580.

     On October 24, 2000, the Board of Trustees of the Trust and the Board of Trustees of the First Security Achievement Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the First Security Achievement Intermediate Term Bond Fund into the Income Fund of the Trust and the First Security Achievement Short Term Bond Fund into the Stable Income Fund of the Trust. Effective at the close of business on February 23, 2001, the Wells Fargo Income Fund acquired all of the net assets of the First Security Achievement Intermediate Term Bond Fund and the Wells Fargo Stable Income Fund acquired all of the net assets of the First Security Achievement Short Term Bond Fund.

     In the consolidation, the Wells Fargo Income Fund acquired all of the net assets of the First Security Achievement Intermediate Term Bond Fund. The First Security Achievement Intermediate Term Bond Fund Class A exchanged 91,146 shares (valued at $950,770) for 100,942 Class A shares of the Wells Fargo Income Fund. The First Security Achievement Intermediate Term Bond Fund Class I exchanged 13,110,330 shares (valued at $136,477,510) for 14,503,776 Class I shares of the Wells Fargo Income Fund. The net assets of the First Security Achievement Intermediate Term Bond Fund included unrealized appreciation of $1,812,228.

     In the consolidation, the Wells Fargo Stable Income Fund acquired all of the net assets of the First Security Achievement Short Term Bond Fund. The First Security Achievement Short Term Bond Fund Class A exchanged 14,225 shares (valued at $141,826) for 13,731 Class A shares of the Wells Fargo Stable Income Fund. The First Security Achievement Short Term Bond Fund Class I exchanged 2,441,952 shares (valued at $24,416,981) for 2,363,351 Class I shares of the Wells Fargo Stable Income Fund. The net assets of the First Security Achievement Short Term Bond Fund included unrealized appreciation of $142,100.

     On December 18, 2000, the Board of Trustees of the Trust and the Board of Trustees of the Brenton Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Brenton Intermediate US Government Securities Fund into the Intermediate Government Income Fund of the Trust. Effective at the close of business on April 27, 2001, the Wells Fargo Intermediate Government Income Fund acquired all of the net assets of the Brenton Intermediate US Government Securities Fund.

     In the consolidation, the Wells Fargo Intermediate Government Income Fund acquired all of the net assets of the Brenton Intermediate US Government Securities Fund. The Brenton Intermediate US Government Securities Fund exchanged its 2,015,047 shares (valued at $20,612,077) for 1,864,020 shares of the Wells Fargo Intermediate Government Income Fund. The net assets of the Brenton Intermediate US Government Securities Fund included unrealized appreciation of $652,464.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Securities held in the Core Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Core Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     Dividend income is recognized on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FOREIGN CURRENCY CONTRACTS

     The Corporate Bond and Income Plus Fund have entered into foreign currency contracts to hedge exposure to fluctuations in foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt at a specified price. Realized gains or losses are recognized when the transaction is completed. Risks of entering into forward contracts include certain market risks and the potential inability of the counterparty to meet the terms of the contract. As of May 31, 2001, the terms of each Fund's outstanding forward contracts were as follows:

                         CURRENCY                                                CURRENCY    NET UNREALIZED
                          AMOUNT                                   SETTLE         AMOUNT      APPRECIATION/
        FUND          TO BE DELIVERED           TYPE                DATE      TO BE RECEIVED (DEPRECIATION)
    CORPORATE BOND         188,000          EURO DOLLAR           06/27/01     $  167,887      $   8,585
                             5,000          BRITISH POUND         06/15/01          7,236            135

    INCOME PLUS            240,000          AUSTRALIAN DOLLAR     07/13/01        120,864           (672)
                           576,000          CANADIAN DOLLAR       08/29/01        372,141             79
                           434,000          EURO DOLLAR           06/14/01        400,619         32,812
                           981,000          EURO DOLLAR           06/27/01        876,052         44,802
                           278,000          EURO DOLLAR           08/16/01        243,250          7,836
                           275,000          EURO DOLLAR           08/20/01        242,880         10,023
                            83,000          EURO DOLLAR           08/21/01         73,106          2,826
                           137,000          BRITISH POUND         06/12/01        196,553          1,959
                           203,000          BRITISH POUND         06/15/01        293,810          5,489
                        53,978,188          JAPANESE YEN          08/24/01        441,575        (16,591)
                           121,000          NEW ZEALAND DOLLAR    08/21/01         50,351          1,101
                         1,758,000          SWEDISH KRONA         08/23/01        171,743          8,495

SECURITY LOANS

     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund.

     As of May 31, 2001, the value of securities on loan and the value of the related collateral was as follows:

                                                   SECURITIES      COLLATERAL
      CORPORATE BOND FUND                         $  5,253,492    $  5,413,424
      INCOME FUND                                  243,468,197     249,680,210
      INCOME PLUS FUND                              11,782,571      12,075,323
      INTERMEDIATE GOVERNMENT INCOME FUND          268,488,909     274,408,261
      LIMITED TERM GOVERNMENT INCOME FUND           41,917,256      42,974,472
      VARIABLE RATE GOVERNMENT FUND                  1,477,040       1,506,474

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly, with the exception of the Diversified Bond Fund, Income Plus, Intermediate Government Income, and Stable Income Funds, for which dividends from net investment income are declared and distributed monthly. Prior to November 25, 2000, the Diversified Bond Fund declared and distributed annually dividends from net investment income. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows (Increase (Decrease)):

                                                 UNDISTRIBUTED NET   UNDISTRIBUTED NET       PAID-IN
                                                 INVESTMENT INCOME  REALIZED GAIN/LOSS       CAPITAL
      CORPORATE BOND FUND                            $(12,488)            $ 10,675            $ 1,813
      DIVERSIFIED BOND FUND                           (10,761)             (23,463)            34,224
      INCOME FUND                                           0           (4,504,495)         4,504,495
      INCOME PLUS FUND                                (54,937)              56,985             (2,048)
      INTERMEDIATE GOVERNMENT INCOME FUND             (89,062)            (307,444)           396,506
      LIMITED TERM GOVERNMENT INCOME FUND              (2,988)             281,276           (278,288)
      STABLE INCOME FUND                                4,956           (2,238,386)         2,233,430
      VARIABLE RATE GOVERNMENT FUND                    69,757            2,748,644         (2,818,401)

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2001.

     The following Funds had estimated net capital loss carryforwards at May 31, 2001, which are available to offset future net realized capital gains:

                                                                           CAPITAL LOSS
FUND                                                      YEAR EXPIRES    CARRYFORWARDS
CORPORATE BOND FUND                                            2007         $  234,156
                                                               2008            881,276
                                                               2009            546,883

INCOME FUND                                                    2002            937,376
                                                               2003            519,195
                                                               2004          9,008,059
                                                               2006            453,124
                                                               2007         11,853,687
                                                               2008         12,367,877
                                                               2009          1,017,826

INCOME PLUS FUND                                               2007             31,798
                                                               2008          1,142,744
                                                               2009          3,631,688

INTERMEDIATE GOVERNMENT INCOME FUND                            2002         20,152,155
                                                               2003          7,955,237
                                                               2004         12,665,649
                                                               2005          1,603,624
                                                               2006             44,683
                                                               2007          8,798,825
                                                               2008         17,842,488

LIMITED TERM GOVERNMENT INCOME FUND                            2002          6,807,249
                                                               2003          7,074,103
                                                               2004            753,400
                                                               2007          2,040,910
                                                               2008          1,334,044
                                                               2009            444,867

STABLE INCOME FUND                                             2002          5,552,819
                                                               2003          2,799,227
                                                               2004            434,404
                                                               2005            112,699
                                                               2006             95,212
                                                               2007            106,433
                                                               2008            185,398
                                                               2009             88,159

VARIABLE RATE GOVERNMENT FUND                                  2002        119,628,012
                                                               2003          4,546,666
                                                               2004          2,482,931
                                                               2007          1,835,884
                                                               2008            676,044
                                                               2009             87,972

     The capital loss carryforwards of the Stable Income Fund include capital losses acquired from a merger as discussed in note 1. The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code.

     For tax purposes, the following Funds have a current year deferred Post-October capital losses. These losses will be realized for tax purposes on the first day of the succeeding year.

      CORPORATE BOND FUND                                                      $  183,015
      INCOME FUND                                                               1,158,933
      INCOME PLUS FUND                                                            987,062
      INTERMEDIATE GOVERNMENT INCOME FUND                                         142,936
      LIMITED TERM GOVERNMENT INCOME FUND                                         640,939
      STABLE INCOME FUND                                                            5,563
      VARIABLE RATE GOVERNMENT FUND                                                58,905

3. ADVISORY FEES

     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

     Pursuant to the contract on behalf of the Funds, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                                               % OF AVERAGE DAILY NET ASSETS
      CORPORATE BOND FUND                                                               0.50
      INCOME FUND                                                                       0.50
      INCOME PLUS FUND                                                                  0.60
      INTERMEDIATE GOVERNMENT INCOME FUND                                               0.50
      LIMITED TERM GOVERNMENT INCOME FUND                                               0.50
      VARIABLE RATE GOVERNMENT FUND                                                     0.50

     The Diversified Bond Fund is invested in various Core Portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of the Diversified Bond Fund's average daily net assets for providing advisory services, including the determination of the asset allocation of the Fund's investments in the various Core Portfolios. Funds Management also acts as advisor to the Stable Income Fund, but does not receive an advisory fee as long as the Stable Income Fund invests all (or substantially all) of its assets in a single Core Portfolio of Core Trust. Each of these Funds may withdraw its investment from its corresponding Core Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and any corresponding sub-advisor) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and any corresponding sub-advisor) does not receive any compensation. See note 3 to the Notes to Financial Statements of the Core Portfolios elsewhere in this report for a description of these advisory agreements.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Corporate Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income and Variable Rate Government Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services for each Fund except the Income Plus Fund, a fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. For the Income Plus Fund, WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services, a fee at the annual rate of 0.20% of the Funds average daily net assets up to $400 million, 0.175% for the next $400 million and 0.15% of the Funds average daily net assets in excess of $800 million.

     Prior to November 8, 1999, Stagecoach Funds, Inc. and Norwest Advantage Funds, the predecessor entities to the Trust, had engaged WFB and Norwest Investment Management, Inc. ("NIM"), respectively, as investment advisors for their funds. WFB and NIM provided portfolio management services at the same rates that Funds Management is currently entitled to receive as described above for the Funds.

4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan ("Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the year ended May 31, 2001 are disclosed on the Statement of Operations.

     Prior to November 8, 1999, the former Plan for the Class A shares of the Corporate Bond and Income Plus Funds provided that they may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses an annual rate up to 0.05% of the average daily net assets attributable to its Class A shares.

     The former Plan for Class A shares of the Limited Term Government Income Fund provided that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares.

     The former Plan for Class A shares of the Variable Rate Government Fund provided that the Fund may pay to Stephens an annual rate up to 0.25% of its average daily net assets attributable to the Class A shares as compensation for distribution-related services or as reimbursement for distribution-related expenses.

5. ADMINISTRATION

     The Trust has entered into administration agreements on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

     Prior to November 8, 1999 the Corporate Bond, Income Plus, Limited Term Government Income and Variable Rate Government Funds were charged the same fee for the above services. The Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds were charged monthly fees at the annual rates of 0.10% of each Funds' average daily net assets.

6. TRANSFER AGENT

     The Trust has entered into a transfer agency contract on behalf of the Funds with Boston Financial Data Services, Inc. ("BFDS") to replace WFB as the transfer agent for the Trust. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB provides sub-transfer agency services to the Funds. Prior to November 8, 1999, BFDS provided these services at substantially the same rates to the predecessor portfolios. For the Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds, Norwest Bank Minnesota, N.A. ("Norwest") served as the Trust's transfer agent. For these services, Norwest received a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's share.

7. SHAREHOLDER SERVICING

     The Trust has also entered into contracts on behalf of the Funds with numerous shareholder serving agents, whereby the Funds are charged an annual rate of 0.25% of average daily net assets for Class A, Class B, and Class C shares for these services. No fee is charged for Institutional Class shares except that prior to November 8, 1999, the Institutional Class shares of the Limited Term Government Income Fund were charged 0.25%. Also, prior to November 8, 1999, the shareholder servicing fees for the other share classes were charged to the funds at the same rate listed above, with the exception of the Variable Rate Government Fund which previously charged either 12b-1 fees or shareholder servicing fees at an annual rate of 0.25% of average daily net assets. In no case would the Fund be charged both 12b-1 and shareholder servicing fees.

     The shareholder servicing fees paid on behalf of the Funds for the year ended May 31, 2001 were as follows:

      FUND                                               CLASS A    CLASS B    CLASS C  INSTITUTIONAL CLASS
      CORPORATE BOND FUND                               $ 13,290    $ 25,656   $ 4,077          N/A
      DIVERSIFIED BOND FUND                                  N/A         N/A       N/A         $  0
      INCOME FUND                                         47,053      25,493       N/A            0
      INCOME PLUS FUND                                    24,949      77,767     6,641          N/A
      INTERMEDIATE GOVERNMENT INCOME FUND                468,409     134,027    13,841            0
      LIMITED TERM GOVERNMENT INCOME FUND                 73,907      22,485       N/A            0
      STABLE INCOME FUND                                  27,578       9,364         0            0
      VARIABLE RATE GOVERNMENT FUND                      148,593         N/A       N/A          N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to each Fund. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out of pocket expenses reasonably incurred in providing these services. Prior to November 8, 1999, the Trust entered into contracts on behalf of the Corporate Bond, Income Plus, Limited Term Government Income, and Variable Rate Government Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds, portfolio accounting services were provided by Forum Accounting Services.

     The Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN", formerly Norwest Bank Minnesota, N.A.), an affiliated party, whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to November 8, 1999 the Stagecoach Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. The Norwest Advantage Funds had Wells Fargo Bank, MN serve as the custodian. For its custody services, Wells Fargo Bank, MN was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average net assets of each Fund, declining to 0.01% of the average net assets of each Fund in excess of $200 million.

9. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended May 31, 2001, were waived by Funds Management.

10. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended May 31, 2001, were as follows:

                          AGGREGATE PURCHASES AND SALES

                                                       PURCHASES AT        SALES
      FUND                                                 COST          PROCEEDS
      CORPORATE BOND FUND                              $ 19,023,293    $ 15,103,079
      DIVERSIFIED BOND FUND                                     N/A             N/A
      INCOME FUND                                       548,907,911     602,370,476
      INCOME PLUS FUND                                   36,272,427      25,316,322
      INTERMEDIATE GOVERNMENT INCOME FUND               379,727,503     362,085,887
      LIMITED TERM GOVERNMENT INCOME FUND               192,213,404     191,548,003
      STABLE INCOME FUND                                        N/A             N/A
      VARIABLE RATE GOVERNMENT FUND                       9,483,401      18,662,785

INCOME FUNDS                                        INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST

     We have audited the accompanying statements of assets and liabilities of Corporate Bond Fund, Diversified Bond Fund, Income Fund, Income Plus Fund, Intermediate Government Income Fund, Limited Term Government Income Fund, Stable Income Fund, and Variable Rate Government Fund, eight funds of Wells Fargo Funds Trust (collectively the "Funds") including the portfolios of investments as of May 31, 2001, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented on pages 56 through 62. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of May 31, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California

July 17, 2001

PORTFOLIO OF INVESTMENTS -- MAY 31, 2001                         CORE PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 9.67%

$  3,500,000  CHASE CREDIT CARD MASTER TRUST SERIES 1999-3 A +/-                       6.66%           01/15/07    $ 3,627,820
   4,000,000  CHEVY CHASE MASTER CREDIT CARD TRUST SERIES
              1998 CLASS A +/-                                                         4.27            10/16/06      4,009,008
   2,700,000  CITIBANK CREDIT CARD                                                     6.65            05/15/08      2,705,484
   1,800,000  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES
              1997-4                                                                   6.63            09/15/16      1,758,060
   2,441,000  EQCC HOME EQUITY LOAN TRUST SERIES 1996-2 A4                             7.50            06/15/21      2,525,847
   4,404,151  EQCC HOME EQUITY LOAN TRUST SERIES 1997-2 A9                             6.81            08/15/28      4,508,829
     910,063  GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES
              1997 HE-2 CLASS A7                                                       7.12            06/25/27        933,860
   4,275,921  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 A8                        6.86            07/15/29      4,208,370
   2,511,486  HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-1
              CLASS A1 +/-                                                             4.25            03/15/07      2,505,848
   4,091,905  HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-2
              CLASS A1 +/-                                                             4.30            11/15/07      4,087,040
     175,974  KEYSTONE/LEHMAN TITLE I LOAN TRUST 1996-2                                7.45            11/25/10        175,795
   5,000,000  MBNA MASTER CREDIT CARD TRUST SERIES
              2000-A CLASS A                                                           7.35            07/16/07      5,293,320
   3,000,000  MELLON RESIDENTIAL FUNDING CORPORATION
              2001-HEIL1-A4                                                            6.62            06/15/05      3,004,688
   1,134,146  NIAGARA MOHAWK POWER                                                     7.63            10/01/05      1,169,073
   5,518,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 B3                          6.70            09/25/07      5,654,222
   5,000,000  SAXON ASSET SECURITIES TRUST 1992-2 AF6                                  6.42            03/25/14      4,995,310
   2,023,477  VAN KAMPEN CLO-I +/-                                                     5.10            10/08/07      1,947,413

TOTAL ASSET BACKED SECURITIES (COST $52,252,359)                                                                    53,109,987
                                                                                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.12%
     771,658  AMERICAN HOUSING TRUST SERIES VI CLASS I-I                               9.15            05/25/20    $   811,124
   1,500,000  ASSET SECURITIZATION CORPORATION SERIES 1997-D4
              CLASS A1C                                                                7.42            04/14/27      1,573,929
   3,000,000  COUNTRYWIDE FUNDING CORPORATION
              SERIES 1994-2 CLASS A11                                                  6.50            02/25/09      2,992,140
   5,333,000  COUNTRYWIDE MORTGAGE BACKED SECURITIES INCORPORATED
              SERIES 1993-E CLASS A6                                                   6.50            01/25/24      5,363,986
   3,004,421  HOUSING SECURITIES INCORPORATED
              SERIES 1995-B CLASS A-1-A +/-                                            7.75            11/25/28      3,104,558
       1,530  INDEPENDENT NATIONAL MORTGAGE CORPORATION SERIES
              1994 V CLASS M +/-                                                       8.67            12/25/24          1,562
     686,876  L.F. ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                          9.95            08/01/17        737,613
      12,133  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES
              1994-I +/-                                                               8.57            01/25/05         12,062
   5,000,000  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES
              1997-CI CLASS A3                                                         7.12            06/18/29      5,199,810
   8,219,731  NATIONSLINK FUNDING CORPORATION SERIES 1999-CL
              CLASS A1V +/-                                                            4.53            11/10/30      8,226,537
   6,000,000  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES
              1993 CLASS A9                                                            6.50            12/25/23      6,004,560
   3,658,265  RESIDENTIAL ASSET SECURITIES CORPORATION +/-                             4.93            08/25/27      3,653,406
     329,092  RTC SERIES 1995 1 CLASS A2D                                              7.50            10/25/28        330,847

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
$     24,121  RTC SERIES 1995-2 A1C                                                    7.45%           05/25/29    $    24,335
   4,705,618  VENDEE MORTGAGE TRUST SERIES 1992-2 CLASS G                              7.25            02/15/19      4,890,125
   5,500,000  VENDEE MORTGAGE TRUST SERIES 1996-2 CLASS 1E                             6.75            05/15/20      5,631,560
   1,500,000  VENDEE MORTGAGE TRUST SERIES 1997-1 CLASS 2D                             7.50            01/15/19      1,535,760

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $49,194,071)                                                        50,093,914
                                                                                                                  ------------

CORPORATE BONDS & NOTES - 36.51%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.36%
   2,100,000  TOMMY HILFIGER                                                           6.50            06/01/03      2,010,750
                                                                                                                  ------------

AUTOMOTIVE REPAIR SERVICES & PARKING - 0.22%
   1,225,000  TRW INCORPORATED                                                         6.63            06/01/04      1,229,044
                                                                                                                  ------------

BUSINESS SERVICES - 1.07%
   2,300,000  FIRST DATA CORPORATION                                                   5.80            12/15/08      2,168,452
   3,635,000  ORACLE CORPORATION                                                       6.72            02/15/04      3,707,252

                                                                                                                     5,875,704
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 0.64%
   1,900,000  PRAXAIR INCORPORATED                                                     6.75            03/01/03      1,950,882
   1,625,000  WATSON PHARMACEUTICALS INCORPORATED                                      7.13            05/15/08      1,546,038

                                                                                                                     3,496,920
                                                                                                                  ------------

COMMUNICATIONS - 3.11%
   1,000,000  AT&T WIRELESS GROUP (a)                                                  7.35            03/01/06      1,022,837
   2,000,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                7.88            06/15/05      2,094,328
   2,000,000  COX ENTERPRISES INCORPORATED (a)                                         8.00            02/15/07      2,100,788
   1,000,000  KONINKLIJKE KPN NV ^                                                     7.50            10/01/05      1,002,866
   2,500,000  SPRINT CAPITAL CORPORATION                                               5.70            11/15/03      2,485,305
   2,500,000  TURNER BROADCASTING                                                      7.40            02/01/04      2,605,303
   3,495,000  US WEST CAPITAL FUNDING INCORPORATED                                     6.25            07/15/05      3,468,857
   2,250,000  VERIZON GLOBAL (a)                                                       6.75            12/01/05      2,309,438

                                                                                                                    17,089,722
                                                                                                                  ------------
DEPOSITORY CREDIT INSTITUTIONS - 5.45%
   3,000,000  BANK ONE CAPITAL CORPORATION +/-                                         6.60            09/01/30      2,982,588
   1,750,000  BANK ONE CORPORATION                                                     7.63            08/01/05      1,855,305
   5,000,000  BANKAMERICA CORPORATION +/-^                                             5.33            01/15/27      4,693,365
   5,000,000  CHASE CAPITAL +/-^                                                       4.94            08/01/28      4,638,410
   2,175,000  CORESTATES CAPITAL CORPORATION                                           5.88            10/15/03      2,182,597
     750,000  CORESTATES CAPITAL CORPORATION (a) +/-                                   5.41            01/15/27        707,477
   3,200,000  DEPOSIT GUARANTY CORPORATION                                             7.25            05/01/06      3,307,949
     200,000  FIRST BANK N.A.                                                          6.00            10/15/03        203,274
   2,500,000  FIRST BANK SYSTEMS INCORPORATED                                          8.00            07/02/04      2,659,200
   1,875,000  FIRST BANK SYSTEMS INCORPORATED                                          7.63            05/01/05      1,965,463
   2,000,000  FIRST UNION CORPORATION                                                  6.95            11/01/04      2,074,868
   1,750,000  OLD KENT FINANCIAL CORPORATION                                           6.63            11/15/05      1,780,716
     885,000  UNITED MISSOURI BANCSH                                                   7.30            02/24/03        915,594

                                                                                                                    29,966,806
                                                                                                                  ------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
EATING & DRINKING PLACES - 0.24%
$  1,325,000  ARAMARK CORPORATION                                                      6.75%           08/01/04   $  1,305,961
                                                                                                                  ------------

EDUCATIONAL SERVICES - 0.67%
   3,750,000  STANFORD UNIVERSITY                                                      6.16            04/30/11      3,687,008
                                                                                                                  ------------
ELECTRIC GAS & SANITARY SERVICES - 1.48%
   2,000,000  DUKE ENERGY FIELD SERVICES                                               7.50            08/16/05      2,076,428
   1,000,000  EL PASO NATURAL GAS                                                      7.75            01/15/02      1,017,113
   2,109,375  NRG NORTHEAST GENERAL                                                    8.07            12/15/04      2,171,602
   1,000,000  RELIANT ENERGY FINANCE COMPANY (a)                                       7.40            11/15/02      1,024,678
   1,800,000  WILLIAMS COMPANIES INCORPORATED                                          6.63            11/15/04      1,822,532

                                                                                                                     8,112,353
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER
EQUIPMENT - 0.72%
   1,700,000  HYUNDAI SEMICONDUCTOR                                                    8.25            05/15/04      1,156,000
   2,709,000  PHILIPS ELECTRONICS                                                      6.75            08/15/03      2,776,465

                                                                                                                     3,932,465
                                                                                                                  ------------
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.23%
   1,250,000  MASCO CORPORATION                                                        6.75            03/15/06      1,260,723
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 0.73%
   1,000,000  CONAGRA INCORPORATED                                                     7.50            09/15/05      1,038,453
     650,000  KELLOGG COMPANY (a)                                                      6.00            04/01/06        640,884
   2,225,000  WHITMAN CORPORATION                                                      7.50            02/01/03      2,313,223

                                                                                                                     3,992,560
                                                                                                                  ------------

HEALTH SERVICES - 0.50%
   2,800,000  AARP (a)                                                                 7.50            05/01/31      2,762,141
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.24%
   1,300,000  MONUMENTAL GLOBAL FUNDING (a)                                            6.05            01/19/06      1,302,869
                                                                                                                  ------------

HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES - 0.18%
   1,000,000  MGM GRAND INCORPORATED                                                   6.95            02/01/05        995,193
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.42%
   3,000,000  APPLIED MATERIALS INCORPORATED                                           7.00            09/06/05      3,096,874
     600,000  APPLIED MATERIALS INCORPORATED                                           6.70            09/06/05        612,654
   2,160,000  SOLECTRON CORPORATION                                                    7.38            03/01/06      2,136,270
   1,900,000  TYCO INTERNATIONAL LIMITED                                               6.38            01/15/04      1,951,959

                                                                                                                     7,797,757
                                                                                                                  ------------

INDUSTRIAL SERVICES - 0.47%
   2,500,000  REYNOLDS & REYNOLDS                                                      7.00            12/15/06      2,572,780
                                                                                                                  ------------

INSURANCE CARRIERS - 5.82%
   2,000,000  AMERICAN GENERAL CORPORATION                                             7.75            04/01/05      2,120,982
   2,000,000  AON CORPORATION                                                          6.90            07/01/04      2,053,234
   1,000,000  EQUITABLE LIFE ASSURANCE SOCIETY (a)                                     6.95            12/01/05      1,028,302

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
$  3,000,000  FLORIDA RESIDENTIAL PROPERTY & CASUALTY (a)                              7.25%           07/01/02    $ 3,057,708
   2,000,000  ING GROEP NV                                                             8.00            10/30/06      2,156,022
   2,045,000  LIBERTY MUTUAL INSURANCE (a)                                             7.70            10/15/97      1,574,478
   3,000,000  LINCOLN NATIONAL CORPORATION                                             7.25            05/15/05      3,106,125
   2,825,000  MASS MUTUAL LIFE (a)                                                     7.63            11/15/23      2,817,582
   2,000,000  MINNESOTA LIFE INSURANCE (a)                                             8.25            09/15/25      2,122,172
   3,000,000  PACIFIC MUTUAL LIFE (a)                                                  7.90            12/30/23      3,109,710
   2,450,000  PRUDENTIAL INSURANCE COMPANY (a)                                         7.65            07/01/07      2,575,320
   2,100,000  REINSURANCE GROUP OF AMERICA (a) ^                                       7.25            04/01/06      2,165,171
   1,850,000  RELIASTAR FINANCIAL CORPORATION                                          7.13            03/01/03      1,917,351
   2,200,000  TERRA NOVA (U.K.) HOLDINGS                                               7.20            08/15/07      2,163,487

                                                                                                                    31,967,644
                                                                                                                  ------------

MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL &
OPTICAL GOODS - 0.30%
   1,700,000  BAUSCH & LOMB INCORPORATED                                               6.56            08/12/26      1,667,649
                                                                                                                  ------------

METAL MINING - 0.21%
   1,200,000  PHELPS DODGE CORPORATION                                                 6.38            11/01/04      1,161,332
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.69%
   1,750,000  ATHENA NEURO FINANCE LLC                                                 7.25            02/21/08      1,772,342
   3,600,000  CARGILL INCORPORATED                                                     8.35            02/12/11      3,811,720
   2,500,000  FORD MOTOR CREDIT COMPANY                                                7.50            03/15/05      2,611,328
   3,075,000  MELLON FINANCIAL CORPORATION                                             7.50            06/15/05      3,239,823
   1,000,000  MELLON FUNDING CORPORATION                                               6.40            05/14/11        988,786
   2,250,000  QWEST CAPITAL FUNDING                                                    7.75            08/15/06      2,367,884

                                                                                                                    14,791,883
                                                                                                                  ------------

OIL & GAS EXTRACTION - 0.82%
   1,790,000  GULF CANADA RESOURCES LIMITED                                            8.35            08/01/06      1,948,420
   2,500,000  R&B FALCON CORPORATION                                                   6.75            04/15/05      2,548,545

                                                                                                                     4,496,965
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 0.74%
   1,100,000  FORT JAMES CORPORATION                                                   6.70            11/15/03      1,101,663
   1,250,000  INTERNATINAL PAPER COMPANY                                               8.00            07/08/03      1,312,564
     550,000  INTERNATIONAL PAPER COMPANY                                              6.13            11/01/03        556,930
   1,162,000  PACTIV CORPORATION                                                       8.13            06/15/17      1,112,770

                                                                                                                     4,083,927
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.84%
   1,750,000  COASTAL CORPORATION                                                      6.50            05/15/06      1,745,496
   1,500,000  COLONIAL PIPELINE (a)                                                    7.13            08/15/02      1,531,869
   1,225,000  PHILLIPS PETROLEUM COMPANY                                               8.50            05/25/05      1,333,361

                                                                                                                     4,610,726
                                                                                                                  ------------

PRINTING PUBLISHING & ALLIED INDUSTRIES - 0.92%
   3,325,000  SCHOLASTIC CORPORATION                                                   7.00            12/15/03      3,449,065
   1,500,000  VIACOM INCORPORATED ^                                                    7.75            06/01/05      1,588,985

                                                                                                                     5,038,050
                                                                                                                  ------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE - 0.50%
$  3,000,000  SUSA PARTNERSHIP LP                                                      8.20%           06/01/17    $ 2,742,117

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 2.91%
   2,000,000  CHARLES SCHWAB CORPORATION                                               6.25            01/23/03      2,032,762
   2,000,000  CHARLES SCHWAB CORPORATION                                               6.88            09/02/03      2,058,360
   2,250,000  CITIGROUP INCORPORATED                                                   5.75            05/10/06      2,225,898
   2,000,000  MERRILL LYNCH & COMPANY INCORPORATED +/-                                 4.46            05/22/06      1,997,792
   2,500,000  MORGAN STANLEY DEAN WITTER & COMPANY                                     6.10            04/15/06      2,498,650
   1,250,000  PAINE WEBBER GROUP INCORPORATED                                          6.90            08/15/03      1,300,714
   2,650,000  PAINE WEBBER GROUP INCORPORATED                                          6.45            12/01/03      2,725,456
   1,175,000  SALOMON SMITH BARNEY                                                     5.88            03/15/06      1,165,797

                                                                                                                    16,005,429
                                                                                                                  ------------

STONE CLAY GLASS & CONCRETE PRODUCTS - 0.39%
   2,147,196  MINNESOTA MINING & MANUFACTURING                                         5.62            07/15/09      2,123,083
                                                                                                                  ------------

TRANSPORTATION BY AIR - 1.65%
   1,088,395  ATLAS AIR INCORPORATED                                                   7.63            01/02/15      1,068,619
   2,091,268  CONTINENTAL AIRLINES                                                     6.80            07/02/07      2,101,431
   2,108,990  CONTINENTAL AIRLINES SERIES 972A                                         7.15            06/30/07      2,160,344
   2,790,644  FEDERAL EXPRESS SERIES 97-B                                              7.52            01/15/18      2,832,447
     953,464  NORTHWEST AIRLINES CORPORATION                                           6.81            02/01/20        923,383

                                                                                                                     9,086,224
                                                                                                                  ------------

TRANSPORTATION SERVICES - 0.30%
   1,600,000  DAIMLER CHRYSLER ^                                                       6.90            09/01/04      1,644,002

WATER TRANSPORTATION - 0.32%
   1,750,000  ROYAL CARRIBBEAN CRUISES                                                 7.13            09/18/02      1,753,697

WHOLESALE TRADE-NONDURABLE GOODS - 0.37%
   2,000,000  ENRON CORPORATION                                                        6.75            09/01/04      2,023,272

TOTAL CORPORATE BONDS & NOTES (COST $199,366,493)                                                                  200,586,756
                                                                                                                  ------------

MUNICIPAL BONDS & NOTES - 5.90%
   2,300,000  BRIDGEPORT CT TAXABLE PENSION BONDS TAX
              RV FGIC INSURED                                                          7.33            01/15/07      2,439,449
   3,500,000  DENVER CO CITY AND COUNTY SD #1 EDUCATIONAL
              FACILITIES RV TAXABLE PENSION SCHOOL FACILITIES
              LEASE AMBAC INSURED                                                      6.67            12/15/04      3,636,780
   3,805,000  HUDSON COUNTY NJ IMPORT AUTHORITY FACILITIES
              LEASING RV FSA INSURED                                                   7.40            12/01/25      3,949,590
   1,725,000  MISSISSIPPI STATE GO BONDS TRANSPORTATION
              RV                                                                       6.25            02/01/08      1,717,410
   7,500,000  NEW YORK STATE GO BONDS SERIES B                                         6.13            03/15/07      7,566,300
   4,450,000  PHILADELPHIA PA INDUSTRIAL DEVELOPMENT REVENUE PENSION
              FUNDING RETIREMENT SYSTEM SERIES A MBIA INSURED                          5.69            04/15/07      4,373,594
   1,000,000  TEXAS STATE GO BONDS                                                     7.15            12/01/09      1,041,940
   3,750,000  TEXAS STATE GO BONDS                                                     7.07            12/01/10      3,872,924
   3,725,000  WASHINGTON STATE GO BONDS                                                6.50            01/01/05      3,828,630

TOTAL MUNICIPAL BONDS & NOTES (COST $31,880,247)                                                                    32,426,617
                                                                                                                  ------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 39.02%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.08%
$ 11,430,214  FHLMC                                                                    6.00%           10/01/28   $ 11,059,566
   1,500,000  FHLMC                                                                    7.00            03/15/10      1,592,735
   4,000,000  FHLMC                                                                    6.00            11/15/27      3,814,224
   6,500,000  FHLMC +/-                                                                7.49            09/25/29      6,701,169
   4,250,000  FHLMC                                                                    6.75            03/15/31      4,338,926
   4,399,888  FHLMC #1675 KZ                                                           6.50            02/15/24      4,004,924
     750,000  FHLMC #1832 D                                                            6.50            06/15/08        760,920
     140,690  FHLMC #410425 +/-                                                        8.31            09/01/26        143,435
      62,912  FHLMC #410464 +/-                                                        8.25            11/01/26         64,100
     701,338  FHLMC #606279 +/-                                                        7.68            02/01/15        717,073
     338,123  FHLMC #846367 +/-                                                        8.13            04/01/29        343,765
   4,970,769  FHLMC SERIES 2146 VB                                                     6.00            12/15/14      4,759,213
   5,000,000  FHLMC SERIES 37 CLASS H                                                  6.00            01/17/21      5,030,000
   6,500,000  FHLMC +/-(TBA)                                                           6.00            03/15/31      6,548,360

                                                                                                                    49,878,410
                                                                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.20%
  19,000,000  FNMA (TBA)++                                                             7.00            06/30/27     19,175,156
   2,000,000  FNMA (TBA)                                                               7.13            06/15/10      2,137,278
   7,500,000  FNMA +/-(TBA)                                                            6.00            01/25/12      7,506,000
   5,000,000  FNMA +/-(TBA)                                                            6.12            05/25/13      4,871,045
   2,500,000  FNMA (TBA)                                                               6.50            02/25/24      2,495,963
  12,940,793  FNMA +/-(TBA)                                                            6.00            03/01/29     12,505,555
   1,875,000  FNMA ^                                                                   7.25            05/15/30      2,038,794
  12,500,000  FNMA                                                                     5.50            02/28/40     12,144,531
      76,850  FNMA #342042 +/-                                                         7.71            06/01/25         78,756
     266,930  FNMA #344689 +/-                                                         7.63            11/01/25        273,234
     143,486  FNMA # 344692 +/-                                                        7.92            10/01/25        146,847
     147,227  FNMA # 347712 +/-                                                        8.25            06/01/26        151,133
   4,810,761  FNMA #375168                                                             7.13            06/01/04      5,002,551
   4,840,800  FNMA #380581                                                             6.18            08/01/08      4,857,322
   3,987,553  FNMA #383017 +/-                                                         6.49            01/01/08      4,070,155
   8,389,571  FNMA #535476 +/-                                                         6.50            07/01/29      8,303,915
   8,991,154  FNMA #535478 +/-                                                         6.00            11/01/14      8,962,103
   3,632,975  FNMA #557072 +/-                                                         7.11            06/01/40      3,681,918
   1,410,072  FNMA #73272                                                              6.48            12/01/05      1,446,547
   3,348,059  FNMA #73919                                                              6.80            01/01/04      3,445,066
     144,135  FNMA SERIES 1988-5 Z                                                     9.20            03/25/18        153,374
   2,000,000  FNMA SERIES 1998-M6 CLASS A2 +/-                                         6.32            08/15/08      2,040,028

                                                                                                                   105,487,271
                                                                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.49%
   2,250,000  GNMA                                                                     7.63            04/15/03      2,304,635
   6,000,000  GNMA                                                                     7.35            01/30/40      6,105,000
         172  GNMA #2218                                                               6.50            12/15/02            170

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
$  3,581,000  GNMA #448735                                                             7.68%           05/15/03    $ 3,681,361
   2,500,000  GNMA #450809                                                             7.60            04/15/03      2,556,072
   1,683,166  GNMA #473917                                                             7.00            04/15/28      1,704,727
   7,000,000  GNMA #531435                                                             7.00            03/15/03      6,927,529
   4,067,126  GNMA #531836                                                             7.70            12/15/03      4,183,499
   2,000,000  GNMA #531964 +/-                                                         7.72            11/15/02      2,061,100
   7,000,000  GNMA #52545                                                              7.25            01/15/04      7,048,405
   2,500,000  GNMA #525829 +/-                                                         7.60            08/15/02      2,555,308
   7,423,885  GNMA #780626                                                             7.00            08/15/27      7,509,705

                                                                                                                    46,637,511
                                                                                                                  ------------

HOUSING & URBAN DEVELOPMENT - 2.26%
   4,000,000  HUD                                                                      7.22            08/01/07      4,296,512
   7,500,000  HUD                                                                      7.22            08/01/08      8,095,808

                                                                                                                    12,392,320
                                                                                                                  ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $211,247,045)                                                        214,395,512
                                                                                                                  ------------

U.S. TREASURY SECURITIES - 7.04%

U.S. TREASURY BONDS - 5.22%
     250,000  U.S. TREASURY BONDS ^                                                    6.75            05/15/05        266,738
   2,000,000  U.S. TREASURY BONDS ^                                                    4.63            05/15/06      1,972,812
  24,005,000  U.S. TREASURY BONDS ^                                                    6.75            08/15/26     26,484,260

                                                                                                                    28,723,810
                                                                                                                  ------------

U.S. TREASURY STRIPS - 1.82%
  22,500,000  U.S. TREASURY STRIPS ^                                                   5.73 II         02/15/15      9,992,678
                                                                                                                  ------------

TOTAL U.S. TREASURY SECURITIES (COST $38,595,264)                                                                   38,716,488
                                                                                                                  ------------

SHORT-TERM INVESTMENTS - 3.85%
  21,145,638  DEUTSCHE BANK ALEX BROWN SECURITIES POOLED
              REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              U.S. GOVERNMENT SECURITIES                                               4.13            06/01/01     21,145,638

TOTAL SHORT-TERM INVESTMENTS (COST $21,145,638)                                                                     21,145,638
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $603,681,117)*                           111.11%                                                            $610,474,912
                                                                                                                  ------------
OTHER ASSETS AND LIABILITIES, NET              (11.11)                                                             (61,031,982)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $549,442,930
                                               ======                                                             ============

(a) SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER
    RULE 144A OR SECURITIES OFFERED PURSUANT TO 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAD BEEN DETERMINED TO BE LIQUID PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES.

II  YIELD TO MATURITY.

+/- THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES
    THE REMAINING MATURITY.

++  THIS SECURITY IS PLEDGED TO COVER A WRITTEN CALL OPTION.

^   ALL OR PART OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $603,966,397 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $10,984,618
   GROSS UNREALIZED DEPRECIATION                                   (4,476,103)
                                                                   ----------
   NET UNREALIZED APPRECIATION                                    $ 6,508,515

WRITTEN OPTIONS -

CONTRACTS     DESCRIPTION                                                       PRINCIPAL SUBJECT TO CALL             VALUE
     190,000  FNMA 7% CALLS, STRIKE PRICE 100.06, EXP. JULY 2001                      $19,000,000                    $(152,148)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

POSITIVE RETURN BOND PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 17.88%

 $10,773,000  AT&T UNIVERSAL CARD MASTER TRUST SERIES 1997-1 CLASS A+                  4.19%           04/19/04  $  10,768,637
  14,000,000  DAIMLER CHRYSLER AUTO TRUST SERIES 2001-A CLASS A2                       4.98            01/06/04     14,095,732
  14,000,000  FLEET CREDIT CARD MASTER TRUST II SERIES 2000-A CLASS A+                 4.25            07/15/05     14,015,918
  14,000,000  FORD MOTOR CREDIT AUTO OWNER TRUST SERIES 2000-F CLASS A1+               4.82            08/15/03     14,065,618
  12,250,000  PEOPLES BANK CREDIT CARD MASTER TRUST SERIES 1997-1 A+                   4.24            10/15/04     12,254,055

TOTAL ASSET BACKED SECURITIES (COST $65,114,434)                                                                    65,199,960
                                                                                                                  ------------

U.S. GOVERNMENT AGENCY SECURITIES - 41.97%

FEDERAL HOME LOAN BANK - 11.80%
  15,000,000  FHLB                                                                     4.73            06/08/01     14,988,330
  11,400,000  FHLB ^                                                                   4.24            06/21/01     11,374,930
  17,000,000  FHLB                                                                     3.82            11/19/01     16,692,334

                                                                                                                    43,055,594
                                                                                                                  ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.85%
  18,000,000  FHLMC                                                                    3.77            11/08/01     17,695,206
                                                                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.32%
  17,200,000  FNMA                                                                     3.76            11/29/01     16,870,517
  17,180,000  FNMA                                                                     3.85            12/21/01     16,812,846
  20,000,000  FNMA                                                                     6.38            01/16/02     20,299,660
  20,375,000  FNMA                                                                     6.63            01/15/02     20,710,026
  18,000,000  FNMA                                                                     3.78            12/03/01     17,649,432

                                                                                                                    92,342,481
                                                                                                                  ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $153,048,703)                                                        153,093,281
                                                                                                                  ------------

U.S. TREASURY SECURITIES - 17.10%
  32,750,000  U.S. TREASURY BOND ^                                                     5.25            11/15/28     29,798,505
  27,000,000  U.S. TREASURY BOND ^                                                     5.25            02/15/29     24,608,313
   7,750,000  U.S. TREASURY BONDS ^                                                    6.13            11/15/27      7,948,710

TOTAL U.S. TREASURY SECURITIES (COST $62,742,770)                                                                   62,355,528
                                                                                                                  ------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 27.24%

 $19,370,731  BANC OF AMERICA SECURITIES POOLED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY U.S. GOVERNMENT SECURITIES                             4.20%           06/01/01  $  19,370,731
  80,000,000  DEUTSCHE BANK ALEX BROWN SECURITIES POOLED REPURCHASE
              AGREEMENT - 102% COLLATERALIZED BY
              U.S. GOVERNMENT SECURITIES                                               4.13            06/01/01     80,000,000

TOTAL SHORT-TERM INVESTMENTS (COST $99,370,731)                                                                     99,370,731
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $380,276,638)*                           104.18%                                                            $380,019,500
OTHER ASSETS AND LIABILITIES NET                (4.18)                                                             (15,264,781)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $364,754,719
                                               ------                                                             ============

+ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH
  REDUCES THE REMAINING MATURITY

^ ALL OR PART OF THIS SECURITY IS ON LOAN. * COST FOR FEDERAL INCOME TAX
  PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND

NET UNREALIZED DEPRECIATION CONSISTS OF:
   GROSS UNREALIZED APPRECIATION                                 $   967,294
   GROSS UNREALIZED DEPRECIATION                                  (1,224,432)
                                                                   ---------
   NET UNREALIZED DEPRECIATION                                   $  (257,138)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STABLE INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 18.55%
$     27,262  AFC HOME EQUITY LOAN TRUST SERIES 1995-2 A1 +/-                          7.75%           07/25/26    $    27,279
   4,000,000  CAPITAL AUTOMOTIVE RECEIVABLES ASSET TRUST SERIES 2000-1 CLASS A5 +/-    4.20            07/15/06      4,000,040
   5,000,000  CHASE CREDIT CARD MASTER TRUST SERIES 1998-6 A +/-                       4.38            09/15/04      5,010,000
   5,000,000  CHEVY CHASE MASTER CREDIT CARD TRUST SERIES 1998 CLASS A +/-             4.27            10/16/06      5,011,260
   3,000,000  COUNTRYWIDE ASSET-BACKED CERTIFICATES                                    6.10            08/25/26      3,022,956
   3,250,000  DAIMLER CHRYSLER AUTO TRUST                                              6.16            01/08/06      3,323,148
   4,583,333  DISCOVER CARD MASTER TRUST I +/-                                         4.47            10/16/04      4,588,760
     818,163  EQCC HOME EQUITY LOAN TRUST SERIES 1995-3 A4                             7.10            02/15/12        834,009
   2,890,265  EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 A1F +/-                        4.56            01/15/29      2,902,948
      15,389  FIRST MERCHANTS GRANTOR TRUST SERIES 1996-2 A (a)                        6.85            11/15/01         15,405
   5,000,000  FIRST USA CREDIT CARD MASTER TRUST SERIES 1999-1 B +/-                   4.48            10/19/06      5,021,155
   4,750,000  FORD MOTOR CREDIT AUTO OWNER TRUST SERIES 2000-F CLASS A3                6.58            11/15/04      4,903,240
   2,643,942  HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-1 CLASS A3 +/-                 4.47            03/15/07      2,614,737
   3,005,918  HOUSEHOLD CONSUMER LOAN TRUST SERIES 1997-2 CLASS A3 +/-                 4.52            11/15/07      2,938,670
   5,000,000  MBNA MASTER CREDIT CARD TRUST +/-                                        4.63            10/15/03      5,006,194
   3,800,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 A2 (a)                      6.45            08/25/05      3,868,243
   6,000,000  RESIDENTIAL FUNDING MORTGAGE SECURITIES CORPORATION SERIES
              2001-KS1 CLASS A3                                                        5.85            02/25/26      5,988,756
   5,300,000  SAXON ASSET SECURITIES TRUST 1999-1 AF3                                  6.17            08/25/21      5,374,640
   1,562,867  SEQUOIA MORTGAGE TRUST SERIES 2 CLASS A1 +/-                             6.72            10/25/24      1,553,831
   5,000,000  SWIFT 2000-1 A +/-                                                       4.21            01/16/06      4,965,780

TOTAL ASSET BACKED SECURITIES (COST $70,642,969)                                                                    70,971,051
                                                                                                                  ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.37%
   6,016,632  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 64 CLASS Z               9.00            11/20/20      6,283,361
     265,402  COMMERCIAL LOAN FUNDING TRUST SERIES I CLASS A +/- (a)                   4.27            08/15/05        265,137
   2,775,665  GMAC SERIES 1996 C1 A1 +/-                                               4.47            10/15/28      2,786,035
   2,190,724  HOUSING SECURITIES INCORPORATED SERIES 1995-B CLASS A-1-A +/-            7.75            11/25/28      2,263,740
         859  INDEPENDENT NATIONAL MORTGAGE CORPORATION SERIES 1994 V CLASS M +/-      8.67            12/25/24            878
     428,471  INDEPENDENT NATIONAL MORTGAGE CORPORATION SERIES 1994 X CLASS A2 +/-     8.99            01/25/25        435,520
   1,573,350  INDEPENDENT NATIONAL MORTGAGE CORPORATION SERIES 1995 E CLASS A1 +/-     8.74            04/25/25      1,611,736
   3,500,000  MALL OF AMERICA CAPITAL COMPANY LLC SERIES 200-1 A +/- (a)               4.43            03/12/10      3,502,450
   1,223,867  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED +/-                        5.70            05/22/06      1,223,622
   1,230,717  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1993-F A3 +/-       5.62            06/15/18      1,232,260
       9,886  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED, SERIES 1994-I +/-         8.57            09/15/23          9,828
   1,401,034  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1994 A CLASS A3 +/-          4.93            07/15/19      1,409,590
   6,955,157  NATIONSLINK FUNDING CORPORATION SERIES 1999-CL CLASS A1V +/-             4.53            11/10/30      6,960,916
   2,772,050  RESIDENTIAL ASSET SECURITIES CORPORATION +/-                             4.93            08/25/27      2,768,369
      93,599  RESIDENTIAL FUNDING MORTGAGE SECURITY ADJUSTABLE RATE
              MORTGAGE SERIES 1991 21 BA +/-                                           7.68            08/25/21         95,727
     141,407  RTC SERIES 1991-6 E +/-                                                 11.64            05/25/24        140,982
     650,768  RTC SERIES 1992-18P A4 +/-                                               4.42            04/25/28        640,548
   3,022,017  RTC SERIES 1994-1 CLASS A5 +/-                                           4.78            09/25/29      3,024,042
     630,496  RTC SERIES 1995-1 A3 +/-                                                 7.52            10/25/28        647,923
   1,153,968  SASCOMPANY99-C3 A +/- (a)                                                4.48            11/20/01      1,154,419
   1,331,731  VENDEE MORTGAGE TRUST SERIES 1993-1 CLASS E                              7.00            01/15/16      1,337,831
   5,550,000  VENDEE MORTGAGE TRUST SERIES 2001-2 CLASS B                              7.00            12/15/22      5,692,523

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $43,294,335)                                                        43,487,437
                                                                                                                  ------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 27.07%

AUTOMOTIVE REPAIR SERVICES & PARKING - 0.26%
$  1,000,000  TRW INCORPORATED                                                         6.63%           06/01/04    $ 1,003,301
                                                                                                                  ------------

BUSINESS SERVICES - 0.94%
   2,000,000  FIRST DATA CORPORATION                                                   6.82            09/18/01      2,013,244
   1,575,000  SUN MICROSYSTEMS INCORPORATED                                            7.00            08/15/02      1,598,067

                                                                                                                     3,611,311
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 0.82%
   1,775,000  PHAMACIA CORPORATION                                                     5.38            12/01/01      1,782,785
   1,300,000  PRAXAIR INCORPORATED                                                     6.75            03/01/03      1,334,814

                                                                                                                     3,117,599
                                                                                                                  ------------

COMMUNICATIONS - 2.80%
   2,500,000  BELL ATLANTIC FINANCIAL +/-                                              4.97            03/21/02      2,502,238
   2,000,000  COX COMMUNICATIONS INCORPORATED                                          7.00            08/15/01      2,009,328
   2,100,000  SPRINT CORPORATION                                                       8.13            07/15/02      2,159,357
   2,000,000  WORLDCOM INCORPORATED +/-                                                4.31            11/26/01      1,993,954
   2,000,000  VIACOM INCORPORATED                                                      6.75            01/15/03      2,047,760

                                                                                                                    10,712,637
                                                                                                                  ------------

DEPOSITORY CREDIT INSTITUTIONS - 3.68%
   2,000,000  BANKAMERICA CORPORATION                                                  8.13            02/01/02      2,046,524
   2,490,000  CITICORP ^                                                               9.50            02/01/02      2,573,129
   2,735,000  FIRSTAR BANK MILWAUKEE                                                   6.25            12/01/02      2,787,939
   2,000,000  FLEETBOSTON FINANCIAL GROUP +/-                                          5.07            03/27/03      2,000,454
   2,000,000  MELLON FINANCIAL COMPANY ^                                               9.75            06/15/01      2,003,110
   2,650,000  US BANK NA NORTH DAKOTA +/-                                              4.16            06/20/01      2,649,856

                                                                                                                    14,061,012
                                                                                                                  ------------

EATING & DRINKING PLACES - 1.06%
   4,000,000  MCDONALD'S CORPORATION                                                   6.00            06/23/02      4,062,184
                                                                                                                  ------------

ELECTRIC GAS & SANITARY SERVICES - 2.36%
   2,000,000  EL PASO NATURAL GAS                                                      7.75            01/15/02      2,034,226
     375,000  NORTHERN ILLINOIS GAS                                                    6.45            08/01/01        376,030
   1,687,500  NRG NORTHEAST GENERAL                                                    8.07            12/15/04      1,737,281
   1,000,000  PACIFICORP                                                               7.25            09/09/02      1,022,373
   2,000,000  RELIANT ENERGY FINANCE COMPANY (a)                                       7.40            11/15/02      2,049,356
   1,780,000  WILLIAMS COMPANIES INCORPORATED ^                                        6.20            08/01/02      1,796,538

                                                                                                                     9,015,804
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 1.61%
   2,150,000  KELLOGG COMPANY (a)                                                      5.50            04/01/03      2,155,448
   1,725,000  RAYTHEON COMPANY +/-                                                     5.72            03/01/02      1,725,121
   2,250,000  WHITMAN CORPORATION                                                      7.50            08/15/01      2,262,798

                                                                                                                     6,143,367
                                                                                                                  ------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
HOLDING & OTHER INVESTMENT OFFICES - 1.30%
$  5,000,000  MAIN PLACE REAL ESTATE INVESTMENT                                        4.19%           05/28/02    $ 4,989,600
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.48%
   1,850,000  COMPAQ COMPUTER                                                          6.20            05/15/03      1,845,863
                                                                                                                  ------------

INSURANCE CARRIERS - 0.26%
   1,000,000  AETNA INCORPORATED ^                                                     6.75            08/15/01      1,005,442
                                                                                                                  ------------

MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL &
OPTICAL GOODS - 0.42%
   1,600,000  BAUSCH & LOMB INCORPORATED +/-                                           6.15            08/01/01      1,596,643
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.82%
   3,850,000  CATERPILLAR FINANCIAL SERVICES +/-                                       4.61            08/01/02      3,852,995
   3,200,000  GENERAL ELECTRIC CAPITAL CORPORATION ^                                   6.29            12/15/01      3,237,709
   2,750,000   FORD MOTOR CREDIT COMPANY +/-                                           5.88            03/08/04      2,748,163
   2,700,000  USAA CAPITAL CORPORATION (a)                                             6.90            11/01/02      2,773,902
   2,000,000  US WEST CAPITAL FUNDING                                                  6.88            08/15/01      2,009,150

                                                                                                                    14,621,919
                                                                                                                  ------------

OIL & GAS EXTRACTION - 1.29%
   1,750,000  ANDARKO PETROLEUM CORPORATION                                            8.25            11/15/01      1,781,537
   2,000,000  ENRON CORPORATION                                                        9.13            04/01/03      2,124,890
   1,000,000  NORCEN ENERGY RESOURCES                                                  6.80            07/02/02      1,018,612

                                                                                                                     4,925,039
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 0.79%
   2,000,000  INTERNATIONAL PAPER COMPANY +/-                                          5.60            07/08/02      2,002,036
   1,000,000  MEAD CORPORATION                                                         6.60            03/01/02      1,012,788

                                                                                                                     3,014,824
                                                                                                                  ------------

RAILROAD TRANSPORTATION - 0.52%
   2,000,000   UNION PACIFIC CORPORATION +/-                                           5.43            07/01/02      2,001,638
                                                                                                                  ------------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.68%
   2,000,000  CHARLES SCHWAB CORPORATION                                               7.36            04/25/02      2,054,966
   2,000,000  MERRILL LYNCH & COMPANY INCORPORATED +/-                                 4.46            05/22/06      1,997,792
   2,375,000  PAINE WEBBER GROUP INCORPORATED +/-                                      5.09            06/26/01      2,375,789

                                                                                                                     6,428,547
                                                                                                                  ------------

TRANSPORTATION BY AIR - 0.92%
   1,500,000  FEDEX CORPORATION                                                        6.63            02/12/04      1,515,869
   2,000,000  SOUTHWEST AIRLINES COMPANY                                               9.40            07/01/01      2,006,910

                                                                                                                     3,522,779
                                                                                                                  ------------

TRANSPORTATION SERVICES - 1.32%
   4,000,000  DAIMLER CHRYSLER                                                         6.67            09/25/01      4,025,004
   1,000,000  GMAC                                                                     5.50            01/14/02      1,006,123

                                                                                                                     5,031,127
                                                                                                                  ------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.27%
$  1,000,000  AVNET INCORPORATED                                                       8.20%           10/17/03    $ 1,026,426
                                                                                                                  ------------

WHOLESALE TRADE-NONDURABLE GOODS - 0.47%
   1,750,000  SAFEWAY INCORPORATED                                                     7.00            09/15/02      1,784,262

TOTAL CORPORATE BONDS & NOTES (COST $102,661,862)                                                                  103,521,324
                                                                                                                  ------------

MUNICIPAL BONDS & NOTES - 5.02%
   2,450,000  CONNECTICUT STATE GO BONDS                                               6.50            12/01/03      2,534,795
   1,685,000  COW CREEK BANK UMPQUA TRIBE OF INDIANS AMBAC INSURED                     6.20            07/01/03      1,726,923
   1,710,000  HUDSON COUNTY NJ GO BONDS REMARKETED 8/3/98 FSA INSURED                  6.09            09/01/05      1,752,528
   2,005,000  MICHIGAN STATE TAXABLE-CLEAN INITIATIVE GO SERIES B                      6.75            11/01/02      2,076,579
   4,000,000  NEW YORK STATE GO BONDS SERIES C                                         6.13            03/01/02      4,050,920
   5,000,000  NEW YORK NY GO BONDS                                                     6.10            08/01/01      5,013,550
   1,970,000  SEATTLE WA GO BONDS SERIES B                                             7.10            01/15/04      2,048,188

TOTAL MUNICIPAL BONDS (COST $18,795,973)                                                                            19,203,483
                                                                                                                  ------------

U.S. GOVERNMENT AGENCY SECURITIES - 36.32%
FEDERAL HOME LOAN BANK - 4.38%
   2,000,000  FHLB ^                                                                   6.08            07/08/02      2,041,592
   1,000,000  FHLB                                                                     7.25            02/28/03      1,023,903
  12,500,000  FHLB ^                                                                   5.13            09/15/03     12,607,650
   1,000,000  FHLB ^                                                                   7.25            05/13/05      1,065,755

                                                                                                                    16,738,900
                                                                                                                  ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.66%
   1,000,000  FHLMC                                                                    6.25            10/15/02      1,025,757
  10,000,000  FHLMC ^                                                                  6.38            11/15/03     10,367,670
   5,000,000  FHLMC PASS THRU T-31 A7 +/-                                              6.28            11/25/16      5,053,825
   3,512,154  FHLMC SERIES 1192                                                        7.50            01/15/07      3,615,939
   5,000,000  FHLMC SERIES 2091 PC                                                     6.00            06/15/16      5,046,600
      55,495  FHLMC # 410220                                                           8.15            10/01/25         56,435
   1,378,774  FHLMC # 611084 +/-                                                       6.63            06/01/30      1,378,266
   3,114,956  FHLMC # 786614 +/-                                                       6.09            08/01/25      3,153,962
     449,914  FHLMC # 845151                                                           8.01            06/01/22        456,665
     112,708  FHLMC # 846367 +/-                                                       8.13            04/01/29        114,587
   6,633,000  FHLMC                                                                    6.00            03/15/31      6,682,350

                                                                                                                    36,952,056
                                                                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.63%
  17,000,000  FNMA ^                                                                   5.13            02/13/04     17,084,184
   5,000,000  FNMA 7% (TBA)++                                                          7.00            06/30/27      5,046,094
   4,000,000  FNMA 2001-W1-AV1 +/-                                                     5.00            08/25/31      4,000,000
  10,671,725  FNMA 2001-5                                                              6.00            03/15/19     10,680,261
   4,555,397  FNMA SERIES 1991-146 CLASS Z                                             8.00            01/25/12      4,700,769
   6,200,000  FNMA SERIES 1999-19 PB                                                   6.00            06/25/08      6,220,150
   8,256,200  FNMA SERIES 1999-19 LA                                                   6.50            09/25/08      8,296,821
     138,742  FNMA # 46698 +/-                                                         7.52            12/01/15        141,918

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)

$  3,569,617  FNMA # 73715                                                             7.15%           11/01/03    $ 3,691,241
     737,630  FNMA #155506 +/-                                                         6.71            04/01/22        737,063
   1,733,206  FNMA #190815 +/-                                                         5.21            07/01/17      1,701,515
     188,101  FNMA # 220706 +/-                                                        8.11            06/01/23        192,658
   6,813,990  FNMA # 253482                                                            8.50            10/01/30      7,161,769
     177,113  FNMA # 318464 +/-                                                        7.57            04/01/25        181,381
     415,356  FNMA # 321051 +/-                                                        8.10            08/01/25        426,993
     121,790  FNMA # 331866 +/-                                                        8.17            12/01/25        124,884
     850,181  FNMA # 519047 +/-                                                        7.95            09/01/29        870,152

                                                                                                                    71,257,853
                                                                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.91%
   3,384,238  GNMA # 780533                                                            7.00            07/15/08      3,472,025
                                                                                                                  ------------

SMALL BUSINESS ADMINISTRATION - 1.96%
   2,513,964  SBA PARTICIPATION CERTIFICATES                                           7.88            05/01/10      2,660,573
      12,880  SBA # 500025 +/-                                                         7.38            12/25/10         13,276
      40,930  SBA # 500276 +/-                                                         9.88            05/25/07         43,275
      93,341  SBA # 500299 +/-                                                         9.38            06/25/07         98,430
      71,265  SBA # 500569 +/-                                                         9.88            06/25/08         75,889
     247,815  SBA # 500957 +/-                                                         8.25            07/25/14        260,359
     243,136  SBA # 501224 +/-                                                         6.75            06/25/15        247,288
      39,028  SBA # 502083 +/-                                                         7.88            11/25/04         39,526
      59,174  SBA # 502241 +/-                                                         7.88            04/25/03         59,424
     114,061  SBA # 502583 +/-                                                         9.23            09/25/03        116,141
      30,085  SBA # 502966 +/-                                                         9.23            05/25/15         32,284
     472,864  SBA # 503405 +/-                                                         8.38            05/25/16        502,155
   1,463,074  SBA # 503611 +/-                                                         7.38            12/25/21      1,536,372
      50,932  SBA # 503653 +/-                                                         8.13            01/25/10         53,455
     953,701  SBA # 503658 +/-                                                         8.63            09/25/10      1,013,180
     702,122  SBA # 503664 +/-                                                         8.48            01/25/13        740,917

                                                                                                                     7,492,544
                                                                                                                  ------------

TENNESSEE VALLEY AUTHORITY - 0.79%
   3,020,000  TENNESSEE VALLEY AUTHORITY                                               6.24            07/15/45      3,025,641
                                                                                                                  ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $137,989,751)                                                        138,939,019
                                                                                                                  ------------

U.S. GOVERNMENT SECURITIES - 1.06%
U.S. TREASURY BONDS - 0.27%
   1,000,000  US TREASURY BONDS                                                        6.13            12/31/01      1,013,607
                                                                                                                  ------------

U.S. TREASURY NOTES - 0.79%
   1,000,000  U.S. TREASURY NOTES                                                      5.75            06/30/01      1,001,522
   1,000,000  U.S. TREASURY NOTES ^                                                    6.38            09/30/01      1,008,867
   1,000,000  U.S. TREASURY NOTES ^                                                    6.25            01/31/02      1,016,216

                                                                                                                     3,026,605
                                                                                                                  ------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
TOTAL U.S. GOVERNMENT SECURITIES (COST $4,059,628)                                                                 $ 4,040,212
                                                                                                                  ------------

SHORT-TERM INVESTMENTS - 1.95%
$  7,455,837  DEUTSCHE BANK ALEX BROWN SECURITIES POOLED REPURCHASE AGREEMENT -                 4.13%  06/01/01      7,455,837
              102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES

TOTAL SHORT-TERM INVESTMENTS (COST $7,455,837)                                                                       7,455,837
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $384,900,355)*                           101.34%                                                            $387,618,363
OTHER ASSETS AND LIABILITIES NET                (1.34%)                                                           $ (5,138,205)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $382,480,158
                                               ======                                                             ============

(a) SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/- VARIABLE RATE SECURITIES

++  THIS SECURITY IS PLEDGED TO COVER A WRITTEN CALL OPTION.

^   ALL OR PART OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $384,932,972 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $3,255,344
   GROSS UNREALIZED DEPRECIATION                                     (569,953)
                                                                    ---------
   NET UNREALIZED APPRECIATION                                      2,685,391


WRITTEN OPTIONS -

CONTRACTS     DESCRIPTION                                                         PRINCIPAL SUBJECT TO CALL              VALUE
      50,000  FNMA 7% CALLS, STRIKE PRICE 100.06, EXP. JULY 2001                       $5,000,000                     $(40,039)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                         PORTFOLIO OF INVESTMENTS -- MAY 31, 2001

STRATEGIC VALUE BOND PORTFOLIO

                                                                                             INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                   RATE      DATE         VALUE
ASSET BACKED SECURITIES - 8.50%
$  1,839,000  AESOP FUNDING II LLC SERIES 1998-1 A (a) +/-                                      6.14%  05/20/06    $ 1,859,689
   1,489,000  CHASE CAPITAL +/-^                                                                7.38   08/01/28      1,381,319
     919,000  CHASE CREDIT CARD MASTER TRUST SERIES 1999-3 A +/-                                6.66   01/15/07        952,562
   2,145,000  CHEVY CHASE MASTER CREDIT CARD TRUST SERIES
              1998 CLASS A VARIABLE RATE, 10/15/06 +/-                                          4.27   10/16/06      2,149,831
   1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES
              2001-C3 CLASS C3                                                                  6.65   05/15/08      1,002,031
   1,500,000  EQCC HOME EQUITY LOAN TRUST SERIES 1999-2
              A6F +/-                                                                           6.68   07/25/30      1,520,298
     935,301  GREEN TREE FINANCIAL CORPORATION SERIES
              1997-7 A8                                                                         6.86   07/15/29        920,526
   1,506,892  HOUSEHOLD CONSUMER LOAN TRUST +/-                                                 5.16   03/15/07      1,503,509
   1,226,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1
              B3 (a) +/-                                                                        6.70   09/25/07      1,256,266
   2,000,000  SAXON ASSET SECURITIES TRUST 1992-2 AF6                                           6.42   03/25/14      1,998,124
     410,364  SEQUOIA MORTGAGE TRUST SERIES 2 CLASS A1 +/-                                      6.72   10/25/24        407,992
     674,492  VAN KAMPEN CLO-I +/-                                                              6.17   10/08/07        649,138

TOTAL ASSET BACKED SECURITIES (COST $15,421,132)                                                                    15,601,285
                                                                                                                  ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.87%
   1,250,000  COUNTRYWIDE MORTGAGE BACKED SECURITIES
              INCORPORATED 1993-E A6                                                            6.50   01/25/24      1,257,263
     895,067  HOUSING SECURITIES INCORPORATED SERIES 1995-B
              CLASS A1A +/-                                                                     7.75   11/25/28        924,900
   1,500,000  MELLON RESIDENTIAL FUNDING CORPORATION
              2001-HEIL1-A4                                                                     6.62   02/28/40      1,502,344
   2,452,000  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-CI CLASS A3             7.12   06/18/29      2,549,987
   2,782,063  NATIONSLINK FUNDING CORPORATION SERIES
              1999-CL CLASS A1V +/-                                                             4.53   11/10/30      2,784,366
   2,000,000  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES
              1993 CLASS A9                                                                     6.50   12/25/23      2,001,520
   1,143,208  RESIDENTIAL ASSET SECURITIES CORPORATION (a)                                      4.93   08/25/27      1,141,689
   1,153,817  VENDEE MORTGAGE TRUST SERIES 1992-2 CLASS G                                       7.25   02/15/19      1,199,059
   2,494,968  VENDEE MORTGAGE TRUST SERIES 1994-1 CLASS 2E                                      6.50   01/15/17      2,540,701
   2,145,000  VENDEE MORTGAGE TRUST SERIES 1996-2 CLASS 1E                                      6.75   05/15/20      2,196,308

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $17,845,353)                                                        18,098,137
                                                                                                                  ------------
CORPORATE BONDS & NOTES - 36.20%
AMUSEMENT & RECREATION SERVICES - 0.44%
     766,000  PREMIER PARKS INCORPORATED ^                                                      9.25   04/01/06        788,023
                                                                                                                  ------------
APPAREL & ACCESSORY STORES - 0.47%
     826,000  KOHL'S CORPORATION                                                                6.70   02/01/06        847,564
                                                                                                                  ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.38%
     734,000  TOMMY HILFIGER CORPORATION                                                        6.50   06/01/03        702,805
                                                                                                                  ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.33%
     585,000  TRW INCORPORATED                                                                  6.63   06/01/04        586,931
                                                                                                                  ------------

                                                                                             INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                   RATE      DATE         VALUE
BUSINESS SERVICES - 0.87%

$  1,132,000  ORACLE CORPORATION                                                                6.72%  02/15/04    $ 1,154,501
     500,000  PSINET INCORPORATED *                                                            10.00   02/15/05         47,500
     400,000  UNISYS CORPORATION                                                                8.13   06/01/06        392,000

                                                                                                                     1,594,001
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 0.83%
     500,000  ATHENA NEURO FINANCE LLC                                                          7.25   02/21/08        506,384
     300,000  KING PHARMACEUTICAL INCORPORATED                                                 10.75   02/15/09        321,000
     306,000  SPECIAL DEVICES INCORPORATED ^                                                   11.38   12/15/08        131,580
     600,000  WATSON PHARMACEUTICALS INCORPORATED                                               7.13   05/15/08        570,845

                                                                                                                     1,529,809
                                                                                                                  ------------
COMMUNICATIONS - 2.31%
     475,000  BRITISH SKY BROADCASTING                                                          7.30   10/15/06        465,965
     613,000  CHARTER COMMUNICATIONS HOLDINGS LLC                                               8.63   04/01/09        585,415
     450,000  COMCAST CABLE COMMUNICATION                                                       6.20   11/15/08        436,104
     600,000  COX ENTERPRISES INCORPORATED (a)                                                  8.00   02/15/07        630,236
     435,000  CROWN CASTLE INTERNATIONAL CORPORATION ^                                         10.75   08/01/11        448,050
     356,000  CSC HOLDINGS INCORPORATED                                                         7.25   07/15/08        347,321
     350,000  KONINKLIJKE KPN NV (a) ^                                                          7.50   10/01/05        351,003
     635,000  NEXTEL COMMUNICATIONS (a)                                                         5.25   01/15/10        391,319
     325,000  NEXTLINK COMMUNICATIONS INCORPORATED (a)                                         10.50   12/01/09        146,250
     425,000  SINCLAIR BROADCAST GROUP ^                                                       10.00   09/30/05        429,250
     350,000  WINSTAR COMMUNICATIONS INCORPORATED *                                            12.50   04/15/08          8,313

                                                                                                                     4,239,226
                                                                                                                  ------------
DEPOSITORY CREDIT INSTITUTIONS - 5.72%
     375,000  BANC ONE CORPORATION                                                              7.63   08/01/05        397,565
   1,050,000  BANK ONE CAPITAL III +/-                                                          6.60   09/01/30      1,043,906
   1,839,000  BANKAMERICA CAPITAL +/- ^                                                         7.30   01/15/27      1,726,220
   1,226,000  DEPOSIT GUARANTY CORPORATION                                                      7.25   05/01/06      1,267,358
   1,226,000  FARMERS EXCHANGE CAPITAL (a)                                                      7.20   07/15/48      1,060,572
   1,085,000  FIRST UNION CORPORATION                                                           6.95   11/01/04      1,125,616
     656,000  GOLDEN STATE HOLDINGS                                                             7.13   08/01/05        635,996
   1,364,000  OLD KENT FINANCIAL CORPORATION                                                    6.63   11/15/05      1,387,941
     500,000  SOVEREIGN BANCORP INCORPORATED                                                   10.25   05/15/04        531,250
   1,242,000  US BANCORP                                                                        8.00   07/02/04      1,321,091

                                                                                                                    10,497,515
                                                                                                                  ------------
EATING & DRINKING PLACES - 0.36%
     672,000  ARAMARK CORPORATION                                                               6.75   08/01/04        662,344
                                                                                                                  ------------
EDUCATIONAL SERVICES - 1.90%
   2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                             7.25   11/02/96      2,266,006
   1,250,000  STANFORD UNIVERSITY                                                               6.16   04/30/11      1,229,003

                                                                                                                     3,495,009
                                                                                                                  ------------

                                                                                             INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                   RATE      DATE         VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.92%
$    306,000  CALPINE CORPORATION                                                               7.63%  04/15/06     $  299,609
     859,000  POTOMAC CAPITAL INVESTMENT (a)                                                    7.05   10/02/01        867,109
     500,000  RELIANT ENERGY FINANCE COMPANY (a)                                                7.40   11/15/02        512,339

                                                                                                                     1,679,057
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.71%
     600,000  FLEXTRONICS INTERNATIONAL LIMITED                                                 9.88   07/01/10        604,500
     610,000  HYUNDAI SEMICONDUCTOR                                                             8.25   05/15/04        414,800
     175,000  SALTON INCORPORATED (a)                                                          12.25   04/15/08        179,375
     200,000  WILLIAMS COMMUNITY GROUP INCORPORATED                                            11.70   08/01/08        110,000

                                                                                                                     1,308,675
                                                                                                                  ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.21%
     375,000  ALLIANT TECHSYSTEMS INCORPORATED (a)                                              8.50   05/15/11        378,750
                                                                                                                  ------------
FOOD & KINDRED PRODUCTS - 0.61%
     375,000  CONSTELLATION BRANDS INCORPORATED                                                 8.00   02/15/08        381,563
     700,000  WHITMAN CORPORATION                                                               7.29   09/15/26        731,214
                                                                                                                     1,112,777
                                                                                                                  ------------
HEALTH CARE REVENUE - 0.23%
     425,000  HCA-THE HEALTHCARE COMPANY                                                        7.15   03/30/04        425,165
                                                                                                                  ------------

HEALTH SERVICES - 0.80%
     850,000  AARP (a)                                                                          7.50   05/01/31        838,507
     613,000  TENET HEALTHCARE CORPORATION                                                      7.88   01/15/03        625,260

                                                                                                                     1,463,767
                                                                                                                  ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.69%
     306,000  HMH PROPERTIES SERIES A                                                           7.88   08/01/05        302,940
     500,000  MONUMENTAL GLOBAL FUNDING (a)                                                     6.05   01/19/06        501,104
     800,000  PINNACLE HOLDINGS INCORPORATED ^                                                 10.00   03/15/08        456,000

                                                                                                                     1,260,044
                                                                                                                  ------------
HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES - 0.35%
     650,000  MGM MIRAGE INCORPORATED                                                           6.95   02/01/05        646,875
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.86%
   1,150,000  AMERICAN STANDARD COMPANIES INCORPORATED                                          7.13   02/15/03      1,155,750
     800,000  APPLIED MATERIALS INCORPORATED                                                    7.00   09/06/05        825,833
     800,000  SOLECTRON CORPORATION                                                             7.38   03/01/06        791,211
     657,000  TEREX CORPORATION                                                                 8.88   04/01/08        634,005

                                                                                                                     3,406,799
                                                                                                                  ------------
INSURANCE CARRIERS - 6.09%
   1,839,000  EQUITABLE LIFE ASSURANCE SOCIETY (a)                                              6.95   12/01/05      1,891,047
     750,000  ING GROEP NV                                                                      8.00   10/30/06        808,508

                                                                                             INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                   RATE      DATE         VALUE
$  1,000,000  LIBERTY MUTUAL INSURANCE (a)                                                      7.70%  10/15/97    $   769,916
   1,197,000  LINCOLN NATIONAL CORPORATION                                                      7.25   05/15/05      1,239,344
   1,000,000  MASS MUTUAL LIFE INSURANCE (a)                                                    7.63   11/15/23        997,374
   1,000,000  MINNESOTA LIFE INSURANCE (a)                                                      8.25   09/15/25      1,061,086
   1,000,000  PACIFIC MUTUAL LIFE INSURANCE (a)                                                 7.90   12/30/23      1,036,570
   1,073,000  PRUDENTIAL INSURANCE COMPANY (a)                                                  7.65   07/01/07      1,127,885
     682,000  REINSURANCE GROUP OF AMERICA ^                                                    7.25   04/01/06        703,165
     532,000  RELIASTAR FINANCIAL CORPORATION                                                   7.13   03/01/03        551,368
   1,007,000  TERRA NOVA (U.K.) HOLDINGS                                                        7.20   08/15/07        990,287

                                                                                                                    11,176,550
                                                                                                                  ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL &
OPTICAL GOODS - 0.43%
     626,000  BAUSCH & LOMB INCORPORATED                                                        6.75   12/15/04        597,987
     200,000  BECKMAN INSTRUMENTS                                                               7.45   03/04/08        194,512

                                                                                                                       792,499
                                                                                                                  ------------
METAL MINING - 0.21%
     400,000  PHELPS DODGE CORPORATION                                                          6.38   11/01/04        387,111
                                                                                                                  ------------
MISCELLANEOUS RETAIL - 0.22%
     500,000  RITE AID CORPORATION                                                              7.13   01/15/07        412,500
                                                                                                                  ------------
MOTION PICTURES - 0.22%
     375,000  ALLIANCE ATLANTIS COMMUNICATIONS                                                 13.00   12/15/09        403,594
                                                                                                                  ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.77%
     900,000  FORD MOTOR CREDIT COMPANY                                                         6.70   07/16/04        920,980
     500,000  MELLON FUNDING CORPORATION                                                        6.40   05/14/11        494,393

                                                                                                                     1,415,373
                                                                                                                  ------------
OIL & GAS EXTRACTION - 1.84%
     500,000  COASTAL CORPORATION                                                               6.50   05/15/06        498,713
     475,000  LOUIS DREYFUS NATURNAL GAS CORPORATION                                            9.25   06/15/04        508,350
     500,000  OCEAN ENERGY INCORPORATED ^                                                       8.88   07/15/07        531,250
     400,000  PARKER DRILLING COMPANY                                                           9.75   11/15/06        417,000
     525,000  PIONEER NATURAL RESOURCE COMPANY                                                  6.50   01/15/08        496,750
     275,000  PIONEER NATURAL RESOURCE COMPANY                                                  9.63   04/01/10        305,415
     613,000  R&B FALCON CORPORATION                                                            6.75   04/15/05        624,903

                                                                                                                     3,382,381
                                                                                                                  ------------
PAPER & ALLIED PRODUCTS - 0.42%
     306,000  BUCKEYE TECHNOLOGIES INCORPORATED                                                 8.50   12/15/05        299,880
     500,000  PACTIV CORPORATION                                                                8.13   06/15/17        478,817

                                                                                                                       778,697
                                                                                                                  ------------
PRIMARY METAL INDUSTRIES - 0.50%
     460,000  AK STEEL CORPORATION ^                                                            9.13   12/15/06        472,650
     424,000  CENTURY ALUMINUM COMPANY (a)                                                     11.75   04/15/08        451,560

                                                                                                                       924,210
                                                                                                                  ------------

                                                                                             INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                   RATE      DATE         VALUE
REAL ESTATE - 0.50%

$  1,007,000  SUSA PARTNERSHIP LP                                                               8.20%  06/01/17     $  920,433

                                                                                                                       920,433
                                                                                                                  ------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.59%
     839,000  CHARLES SCHWAB CORPORATION                                                        6.88   09/02/03        863,482
     700,000  CITIGROUP INCORPORATED                                                            5.75   05/10/06        692,502
     620,000  MERRILL LYNCH & COMPANY INCORPORATED +/-                                          4.46   05/22/06        619,316
     750,000  MORGAN STANLEY GROUP INCORPORATED                                                 6.10   04/15/06        749,595

                                                                                                                     2,924,895
                                                                                                                  ------------
STONE CLAY GLASS & CONCRETE PRODUCTS - 0.22%
     450,000  OWENS-ILLNOIS INCORPORATED ^                                                      7.85   05/15/04        405,000
                                                                                                                  ------------
TRANSPORTATION BY AIR - 2.01%
     613,000  ATLAS AIR INCORPORATED                                                            9.25   04/15/08        588,480
   1,538,336  CONTINENTAL AIRLINES                                                              6.80   07/02/07      1,545,813
   1,139,512  FEDERAL EXPRESS SERIES 97-B                                                       7.52   01/15/18      1,156,582
     408,083  NORTHWEST AIRLINES CORPORATION                                                    6.81   02/01/20        395,208

                                                                                                                     3,686,083
                                                                                                                  ------------
TRANSPORTATION EQUIPMENT - 0.72%
     460,000  BE AEROSPACE                                                                      8.00   03/01/08        448,500
     750,000  DAIMLER CHRYSLER AG ^                                                             6.90   09/01/04        770,626
     100,000  NAVISTAR INTERNATIONAL (a)                                                        9.38   06/01/06        101,500

                                                                                                                     1,320,626
                                                                                                                  ------------
WATER TRANSPORTATION - 0.47%
     239,000  ROYAL CARRIBBEAN CRUISES                                                          7.13   09/18/02        239,505
     612,000  TEEKAY SHIPPING CORPORATION                                                       8.32   02/01/08        622,710

                                                                                                                       862,215
                                                                                                                  ------------
TOTAL CORPORATE BONDS & NOTES (COST $67,822,189)                                                                    66,417,303
                                                                                                                  ------------
INVESTMENT IN LIMITED PARTNERSHIP - 0.37%
   1,000,000  PPM AMERICA COLLATERALIZED BOND OBLIGATION II                                            12/18/04        682,000
                                                                                                                  ------------
TOTAL INVESTMENT IN LIMITED PARTNERSHIP (COST $1,019,820)                                                              682,000
                                                                                                                  ------------
MUNICIPAL BONDS & NOTES - 1.75%
   1,225,000  HUDSON COUNTY NJ IMPORT AUTHORITY FACILITIES LEASING REVENUE FSA INSURED          7.40   12/01/25      1,271,550
   1,250,000  TEXAS STATE VETERANS HOUSING ASSISTANCE FUND I-SERIAL D                           7.07   12/01/10      1,290,975
     640,000  WASHINGTON STATE GO STATE HOUSING TRUST FUND SERIES T                             6.60   01/01/03        656,250

TOTAL MUNICIPAL BONDS & NOTES (COST $3,154,721)                                                                      3,218,775
                                                                                                                  ------------
U.S. GOVERNMENT AGENCY SECURITIES - 35.82%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.95%
   4,233,413  FHLMC #00665                                                                      6.00   10/01/28      4,096,134
   2,000,000  FHLMC SERIES 2218 CLASS B                                                         6.00   11/15/27      1,907,112
   2,500,000  FHLMC                                                                             6.75   03/15/31      2,552,310

                                                                                             INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                   RATE      DATE         VALUE
$  2,020,749  FHLMC SERIES 1675 CLASS KZ                                                        6.50%  02/15/24    $ 1,839,352
   2,282,000  FHLMC SERIES T-20 CLASS A6                                                        7.49   09/25/29      2,352,626

                                                                                                                    12,747,534
                                                                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.43%
   1,179,599  FNMA #375168                                                                      7.13   06/01/04      1,226,626
   1,777,860  FNMA #380268 +/-                                                                  6.20   05/01/05      1,819,259
   1,483,221  FNMA #380581                                                                      6.18   08/01/08      1,488,283
     996,888  FNMA #383017 +/-                                                                  6.49   01/01/08      1,017,539
   5,565,932  FNMA #535475                                                                      6.00   03/01/29      5,378,733
   2,697,346  FNMA #535478                                                                      6.00   11/01/14      2,688,631
   1,172,777  FNMA #73919                                                                       6.80   01/01/04      1,206,757
   3,000,000  FNMA (TBA)                                                                        5.50   04/13/06      2,914,688
   6,000,000  FNMA (TBA)++                                                                      7.00   06/30/27      6,055,313
     850,000  FNMA SERIES 1994-30 CLASS M                                                       6.50   02/25/24        848,627

                                                                                                                    24,644,456
                                                                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.96%
   1,258,463  GNMA #345066                                                                      6.50   10/15/23      1,246,659
   1,323,762  GNMA #346960                                                                      6.50   12/15/23      1,311,345
   1,131,820  GNMA #354692                                                                      6.50   11/15/23      1,121,204
   1,487,175  GNMA #361398                                                                      6.50   01/15/24      1,473,225
   1,462,986  GNMA #366641                                                                      6.50   11/15/23      1,449,263
   1,342,875  GNMA #448735                                                                      7.68   05/15/03      1,380,510
   1,643,467  GNMA #473918 +/-                                                                  7.00   04/15/28      1,664,520
   2,000,000  GNMA #531435                                                                      7.00   03/15/03      1,979,294
   1,525,169  GNMA #531836                                                                      7.70   12/15/03      1,568,809
     650,000  GNMA #543647                                                                      7.63   04/15/03        665,783
   4,550,635  GNMA #780626                                                                      7.00   08/15/27      4,603,240
     500,000  GNMA CLC #450809                                                                  7.60   04/15/03        511,215
     600,000  GNMA CLC #531964                                                                  7.72   11/15/02        618,330
   1,500,000  GNMA CLC (TBA)                                                                    7.35   12/24/40      1,526,250
   2,250,000  GNMA PROJECT LOAN #525459                                                         7.25   01/15/04      2,265,559
     800,000  GNMA PROJECT LOAN #525829                                                         7.60   08/15/02        817,698
   1,410,000  GNMA, SERIES 1998-14 CLASS PD                                                     6.00   06/20/23      1,415,168

                                                                                                                    25,618,072
                                                                                                                  ------------
HOUSING & URBAN DEVELOPMENT - 1.48%
   2,500,000  HOUSING & URBAN DEVELOPMENT                                                       7.45   08/01/10      2,716,000
                                                                                                                  ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $65,047,291)                                                          65,726,062
                                                                                                                  ------------
U.S. TREASURY SECURITIES - 9.85%
U.S. TREASURY BONDS - 5.53%
   9,200,000  U.S. TREASURY BONDS ^                                                             6.75   08/15/26     10,150,185
                                                                                                                  ------------
U.S. TREASURY NOTES - 2.50%
   4,500,000  U.S. TREASURY NOTES ^                                                             5.63   05/15/08      4,593,865
                                                                                                                  ------------

                                                                                             INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                   RATE      DATE         VALUE
U.S. TREASURY STRIPS - 1.82%
$  7,500,000  U.S. TREASURY STRIPS ^                                                           5.73 II% 02/15/15   $ 3,330,893
                                                                                                                  ------------

TOTAL U.S. TREASURY SECURITIES (COST $18,358,677)                                                                   18,074,943
                                                                                                                  ------------
SHORT-TERM INSTRUMENTS - 7.65%
  14,032,362  DEUTSCHE BANK ALEX BROWN SECURITIES POOLED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY U.S. GOVERNMENT SECURITIES                                     4.13    06/01/01     14,032,362

              TOTAL SHORT-TERM INSTRUMENTS (COST $14,032,362)                                                       14,032,362
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $202,701,545)*                           110.01%                                                            $201,850,867
OTHER ASSETS AND LIABILITIES, NET              (10.01)                                                             (18,368,275)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $183,482,592

(a) SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERRED PURSUANT TO 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAD BEEN DETERMINED TO BE LIQUID PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES.

+/- THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES
    THE REMAINING MATURITY.

* THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT AS OF 5/31/01.

II  YIELD TO MATURITY.

++  THIS SECURITY IS PLEDGED TO COVER A WRITTEN CALL OPTION.

^   ALL OR PART OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $202,621,614 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    GROSS UNREALIZED APPRECIATION                                   $2,939,921
    GROSS UNREALIZED DEPRECIATION                                   (3,710,668)
                                                                    ----------
   NET UNREALIZED DEPRECIATION                                       ($770,747)

WRITTEN OPTIONS

CONTRACTS     DESCRIPTION                                                        PRINCIPAL SUBJECT TO CALL       VALUE
      60,000  FNMA CALL, STRIKE 100.06, EXP. JULY, 2001                                $6,000,000              $(48,046)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK--

CORE PORTFOLIOS               STATEMENTS OF ASSETS & LIABILITIES -- MAY 31, 2001

                                                                  MANAGED FIXED      POSITIVE                        STRATEGIC
                                                                         INCOME   RETURN BOND     STABLE INCOME     VALUE BOND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS
   INVESTMENTS AT COST                                             $582,535,479  $280,905,907      $377,444,518   $188,669,183
   REPURCHASE AGREEMENTS AT COST                                     21,145,638    99,370,731         7,455,837     14,032,362
   NET UNREALIZED APPRECIATION (DEPRECIATION)                         6,793,795      (257,138)        2,718,008       (850,678)
                                                                   ------------  ------------      ------------   ------------
TOTAL INVESTMENTS AT VALUE                                          610,474,912   380,019,500       387,618,363    201,850,867
                                                                   ------------  ------------      ------------   ------------
   COLLATERAL FOR SECURITIES LOANED                                  28,885,862    66,604,288        33,003,632     27,376,209
   RECEIVABLE FOR INVESTMENTS SOLD                                   22,082,289             0         5,027,878      7,010,045
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES           6,645,728     1,734,438         3,982,263      2,071,940
   RECEIVABLE FROM INVESTMENT ADVISOR                                    57,616             0                 0              0
   RECEIVABLE FOR INTEREST RATE SWAP                                          0             0                 0         91,924
   PREPAID EXPENSES AND OTHER ASSETS                                      4,959             0             4,135          2,850
                                                                   ------------  ------------      ------------   ------------
TOTAL ASSETS                                                        668,151,366   448,358,226       429,636,271    238,403,835
                                                                   ------------  ------------      ------------   ------------
LIABILITIES
   PAYABLE FOR SECURITIES LOANED                                     28,885,862    66,604,288        33,003,632     27,376,209
   PAYABLE FOR INVESTMENTS PURCHASED ON A WHEN ISSUED BASIS          89,439,497    16,874,844        13,868,780     27,421,988
   PAYABLE FOR INTEREST RATE SWAPS                                            0             0            51,625              0
   PAYABLE TO INVESTMENT ADVISOR                                              0       122,633           168,192         75,000
   PAYABLE TO ACCOUNTING AGENT                                          230,929             0            23,845              0
   WRITTEN OPTIONS PAYABLE                                              152,148             0            40,039         48,046
   ACCRUED EXPENSES AND OTHER LIABILITIES                                     0         1,742                 0              0
                                                                   ------------  ------------      ------------   ------------
TOTAL LIABILITIES                                                   118,708,436    83,603,507        47,156,113     54,921,243
                                                                   ------------  ------------      ------------   ------------
TOTAL NET ASSETS                                                   $549,442,930  $364,754,719      $382,480,158   $183,482,592
                                                                   ============  ============      ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MAY 31, 2001      CORE PORTFOLIOS

                                                                  MANAGED FIXED      POSITIVE                        STRATEGIC
                                                                         INCOME   RETURN BOND     STABLE INCOME     VALUE BOND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                         $34,725,458   $20,370,279       $22,376,062    $11,898,826
   SECURITIES LENDING                                                   150,993       277,709            38,101         62,661
                                                                    -----------   -----------       -----------    -----------
TOTAL INVESTMENT INCOME                                              34,876,451    20,647,988        22,414,163     11,961,487
                                                                    -----------   -----------       -----------    -----------
EXPENSES
   ADVISORY FEES                                                      2,598,385     1,734,029         1,738,232        868,811
   CUSTODY                                                              104,230        69,423            69,529         34,816
   ACCOUNTING                                                            91,963        86,116            88,371         75,745
   SHAREHOLDER REPORTS                                                       52            13                26             12
   LEGAL                                                                  8,397         1,905             3,150            823
   AUDIT                                                                 17,566        17,566            17,566         17,566
   DIRECTORS' FEES                                                        4,250         4,250             4,250          4,250
   MISCELLANEOUS                                                              0             0             1,770              0
                                                                    -----------   -----------       -----------    -----------
TOTAL EXPENSES                                                        2,824,843     1,913,302         1,922,894      1,002,023
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                               (1,012,180)     (670,937)               (9)       (34,526)
   NET EXPENSES                                                       1,812,663     1,242,365         1,922,885        967,497
                                                                    -----------   -----------       -----------    -----------
NET INVESTMENT INCOME                                                33,063,788    19,405,623        20,491,278     10,993,990
                                                                    -----------   -----------       -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM:
     INVESTMENTS                                                      4,538,675    20,778,202           886,655        265,799
     WRITTEN OPTIONS                                                    123,828             0            21,484         36,328
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     INVESTMENTS                                                     27,954,054    (7,648,683)        6,363,947      8,322,170
     WRITTEN OPTIONS                                                    (60,117)            0           (15,820)       (18,984)
                                                                    -----------   -----------       -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS                                                   32,556,440    13,129,519         7,256,266      8,605,313
                                                                    -----------   -----------       -----------    -----------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                                 $65,620,228   $32,535,142       $27,747,544    $19,599,303
                                                                    ===========   ===========       ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      POSITIVE RETURN BOND
                                                                                ------------------------------
                                                                                      FOR THE          FOR THE
                                                                                   YEAR ENDED       YEAR ENDED
                                                                                 MAY 31, 2001     MAY 31, 2000
--------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                            $ 458,746,441    $ 426,486,223
OPERATIONS:
   NET INVESTMENT INCOME                                                           33,063,788       29,276,980
   NET REALIZED (GAIN) LOSS FROM INVESTMENTS                                        4,662,503       (9,084,540)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS             27,893,937      (13,488,333)
                                                                                -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               65,620,228        6,704,107
                                                                                -------------    -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS                                                                  168,104,634      132,357,804
   WITHDRAWALS                                                                   (143,028,373)    (106,801,693)
                                                                                -------------    -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST        25,076,261       25,556,111
                                                                                -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS                                              90,696,489       32,260,218
                                                                                -------------    -------------
ENDING NET ASSETS                                                               $ 549,442,930    $ 458,746,441
                                                                                =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                      POSITIVE RETURN BOND
                                                                                ------------------------------
                                                                                      FOR THE          FOR THE
                                                                                   YEAR ENDED       YEAR ENDED
                                                                                 MAY 31, 2001     MAY 31, 2000
--------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                            $ 306,501,015     $284,892,223
OPERATIONS:
   NET INVESTMENT INCOME                                                           19,405,623       16,110,332
   NET REALIZED (GAIN) LOSS FROM INVESTMENTS                                       20,778,202       (1,465,597)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS             (7,648,683)       9,370,813
                                                                                -------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               32,535,142       24,015,548
                                                                                -------------     ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS                                                                  129,553,179       94,370,448
   WITHDRAWALS                                                                   (103,834,617)     (96,777,204)
                                                                                -------------     ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST        25,718,562       (2,406,756)
                                                                                -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS                                              58,253,704       21,608,792
                                                                                -------------     ------------
ENDING NET ASSETS                                                               $ 364,754,719     $306,501,015
                                                                                =============     ============

                                                                                          STABLE INCOME
                                                                                ------------------------------
                                                                                      FOR THE          FOR THE
                                                                                   YEAR ENDED       YEAR ENDED
                                                                                 MAY 31, 2001     MAY 31, 2000
--------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                            $ 340,546,198     $ 309,264,759
OPERATIONS:
   NET INVESTMENT INCOME                                                           20,491,278        19,194,700
   NET REALIZED (GAIN) LOSS FROM INVESTMENTS                                          908,139        (1,165,359)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              6,348,127        (2,792,528)
                                                                                -------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               27,747,544        15,236,813
                                                                                -------------     -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS                                                                  121,453,231       151,354,048
   WITHDRAWALS                                                                   (107,266,815)     (135,309,422)
                                                                                -------------     -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST        14,186,416        16,044,626
                                                                                -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS                                              41,933,960        31,281,439
                                                                                -------------     -------------
ENDING NET ASSETS                                                               $ 382,480,158     $ 340,546,198
                                                                                =============     =============

                                                                                      STRATEGIC VALUE BOND
                                                                                ------------------------------
                                                                                      FOR THE          FOR THE
                                                                                   YEAR ENDED       YEAR ENDED
                                                                                 MAY 31, 2001     MAY 31, 2000
--------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                             $153,176,758     $ 242,584,514
OPERATIONS:
   NET INVESTMENT INCOME                                                           10,993,990        12,469,193
   NET REALIZED (GAIN) LOSS FROM INVESTMENTS                                          302,127        (3,533,384)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              8,303,186        (6,795,671)
                                                                                 ------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               19,599,303         2,140,138
                                                                                 ------------     -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS                                                                   58,058,769        47,775,379
   WITHDRAWALS                                                                    (47,352,238)     (139,323,273)
                                                                                 ------------     -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST        10,706,531       (91,547,894)
                                                                                 ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS                                              30,305,834       (89,407,756)
                                                                                 ------------     -------------
ENDING NET ASSETS                                                                $183,482,592     $ 153,176,758
                                                                                 ============     =============

CORE PORTFOLIOS                                           FINANCIAL HIGHLIGHTS

                                                                                   RATIO TO AVERAGE NET ASSETS(1)
                                                                             ----------------------------------------- PORTFOLIO
                                                                             NET INVESTMENT         NET          GROSS  TURNOVER
                                                                                     INCOME    EXPENSES     EXPENSES(2)     RATE
-------------------------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO
JUNE 1, 2000 TO MAY 31, 2001                                                          6.34%       0.35%           0.54%     121%
JUNE 1, 1999 TO MAY 31, 2000                                                          6.48%       0.36%           0.50%      65%
JUNE 1, 1998 TO MAY 31, 1999                                                          6.23%       0.40%           0.45%      51%
JUNE 1, 1997(3) TO MAY 31, 1998                                                       6.53%       0.41%           0.46%      92%
POSITIVE RETURN BOND PORTFOLIO
JUNE 1, 2000 TO MAY 31, 2001                                                          5.58%       0.36%           0.55%      83%
JUNE 1, 1999 TO MAY 31, 2000                                                          5.35%       0.37%           0.51%      74%
JUNE 1, 1998 TO MAY 31, 1999                                                          5.20%       0.40%           0.45%     131%
JUNE 1, 1997(3) TO MAY 31, 1998                                                       5.74%       0.41%           0.47%      68%
STABLE INCOME PORTFOLIO
JUNE 1, 2000 TO MAY 31, 2001                                                          5.89%       0.55%           0.55%      37%
JUNE 1, 1999 TO MAY 31, 2000                                                          5.63%       0.47%           0.49%      40%
JUNE 1, 1998 TO MAY 31, 1999                                                          5.39%       0.36%           0.41%      29%
JUNE 1, 1997(3) TO MAY 31, 1998                                                       5.96%       0.37%           0.43%      37%
STRATEGIC VALUE BOND PORTFOLIO
JUNE 1, 2000 TO MAY 31, 2001                                                          6.31%       0.55%           0.57%     149%
JUNE 1, 1999 TO MAY 31, 2000                                                          6.45%       0.56%           0.59%      65%
JUNE 1, 1998 TO MAY 31, 1999                                                          6.05%       0.56%           0.61%      48%
OCTOBER 1, 1997(3) TO MAY 31, 1998                                                    6.06%       0.58%           0.62%     135%

(1) Ratios for periods of less than one year are annualized.

(2) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(3) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

 Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust currently has 14 separate investment portfolios.
These financial statements present the Managed Fixed Income, Positive Return Bond, Stable Income, and Strategic Value Bond portfolios (each a "Portfolio" and collectively the "Portfolios"). Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

 The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

  Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

  Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

WHEN-ISSUED TRANSACTION

  The Portfolios record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SECURITY LOANS

  The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed-income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities.

  As of May 31, 2001, the value of securities on loan and the value of the related collateral was as follows:


PORTFOLIO                             SECURITIES                  COLLATERAL
MANAGED FIXED INCOME PORTFOLIO       $28,010,364                $28,885,862
POSITIVE RETURN BOND PORTFOLIO        65,737,137                 66,604,288
STABLE INCOME PORTFOLIO               32,305,353                 33,003,632
STRATEGIC VALUE BOND PORTFOLIO        26,662,807                 27,376,209

MORTGAGE DOLLAR ROLL TRANSACTION

  Each Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

INTEREST RATE SWAPS

  To preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes, the Portfolios may enter into various hedging transactions, such as interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Portfolios record as an increase or decrease to interest income, the amount due or owed by the Portfolios at termination or settlement. Interest rate swaps are based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates.

  As of May 31, 2001, the following Portfolios were engaged in open Interest Rate Swaps. The Portfolios were exchanging a floating interest rate stream based on the notional principal, and receiving a fixed rate income stream based on that same principal.



                                                                                                                  NET
                                                       NOTIONAL             FLOATING            MATURITY        UNREALIZED
PORTFOLIO                       SWAP COUNTER PARTY     PRINCIPAL            RATE INDEX            DATE          GAIN/LOSS
                                                                            EUROPEAN
STABLE INCOME PORTFOLIO         UBS WARBURG            $25,000,000          SPREAD LOCK        MAY 24, 2005      $(51,625)

STRATEGIC VALUE BOND                                                        HIGH YIELD
 PORTFOLIO                      LEHMAN BROTHERS        $ 7,000,000          INDEX SWAP         FEBRUARY 1, 2002  $ 91,924

OPTIONS

  An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

  Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.


WRITTEN OPTIONS TRANSACTIONS

  Written options transactions, during the year ended May 31, 2001, were as follows:

                                       STABLE INCOME       MANAGED FIXED INCOME    STRATEGIC VALUE BOND

                                                PREMIUMS               PREMIUMS                 PREMIUMS
CALL OPTIONS WRITTEN                FACE VALUE  RECEIVED   FACE VALUE  RECEIVED   FACE VALUE    RECEIVED
OPTIONS AT BEGINNING OF YEAR                --  $     --           --  $     --           --    $     --
OPTIONS WRITTEN                     10,000,000    47,657   48,000,000   223,282   14,500,000      67,734
OPTIONS TERMINATED IN
CLOSING TRANSACTIONS                        --       --            --        --           --          --
OPTIONS EXPIRED                             --       --    10,000,000   (42,188)   2,500,000     (10,547)
OPTIONS EXERCISED                    5,000,000   (23,438)  19,000,000   (89,063)   6,000,000     (28,125)
OPTIONS AT END OF YEAR               5,000,000  $ 24,220   19,000,000  $ 92,031    6,000,000    $ 29,062

FEDERAL INCOME TAXES

 Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portoflios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.

 The Portfolios use the "aggregate method" (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders.

3. ADVISORY FEES

 The investment advisor of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios' advisor is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Portfolios.

  Funds Management has retained the services of certain of its affiliates as investment sub-advisors (Galliard Capital Management, Inc. and Peregrine Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the advisor and do not increase the overall fees paid by the Portfolios to the advisor. The current annual investment advisory fees and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.




PORTFOLIO                            ADVISORY FEE                SUBADVISOR                    SUB-ADVISORY FEE
MANAGED FIXED INCOME PORTFOLIO          0.50%         GALLIARD CAPITAL MANAGEMENT               0-100 MILLION, 0.10%
                                                                                              100-200 MILLION, 0.08%
                                                                                     GREATER THAN 200 MILLION, 0.06%

POSITIVE RETURN BOND PORTFOLIO          0.50%         PEREGRINE CAPITAL MANAGEMENT               0-10 MILLION, 0.40%
                                                                                                10-25 MILLION, 0.30%
                                                                                               25-300 MILLION, 0.20%
                                                                                     GREATER THAN 300 MILLION, 0.10%

STABLE INCOME PORTFOLIO                 0.50%         GALLIARD CAPITAL MANAGEMENT              0-300 MILLION, 0.045%
                                                                                     GREATER THAN 300 MILLION, 0.04%

STRATEGIC VALUE BOND PORTFOLIO          0.50%         GALLIARD CAPITAL MANAGEMENT               0-100 MILLION, 0.13%
                                                                                              100-200 MILLION, 0.10%
                                                                                     GREATER THAN 200 MILLION, 0.08%

  These sub-advisors also provided the same services to the predecessor portfolios. Prior to November 8, 1999, the Managed Fixed Income, Positive Return Bond, Stable Income, and Strategic Value Bond Portfolios were charged, as a percentage of the average daily net assets, 0.35%, 0.35%, 0.30%, and 0.50%, respectively.

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

  Currently there are no administration fees charged to the Portfolios at the core level. Prior to November 8, 1999, Forum Administrative Services, LLC ("FAdS") was the administrator to the Core Trust and received a fee with respect to each Portfolio at an annual rate of 0.05% of each Portfolio's average daily net assets.

  Wells Fargo Bank Minnesota, N.A. ("WFB, MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. WFB, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets. Prior to November 8, 1999, WFB, MN performed the same services for the Portfolios and received a fee with respect to each Portfolio at an annual rate of 0.02% for the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of each Portfolio in excess of $200 million.

  Forum Accounting Services, LLC provides portfolio accounting services to each Portfolio.


5. WAIVED FEES AND REIMBURSED EXPENSES


  For the year ended May 31, 2001, fees waived by Funds Management were as follows:


                                              FEES WAIVED
                                                BY FUNDS
PORTFOLIO                                      MANAGEMENT

MANAGED FIXED INCOME PORTFOLIO                 $1,012,180
POSITIVE RETURN BOND PORTFOLIO                    670,937
STABLE INCOME PORTFOLIO                                 9
STRATEGIC VALUE BOND PORTFOLIO                     34,526

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6. INVESTMENT PORTFOLIO TRANSACTIONS

  Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the year ended May 31, 2001, were as follows:


PORTFOLIO                           PURCHASES AT COST   SALES PROCEEDS

MANAGED FIXED INCOME PORTFOLIO        $781,349,930      $661,543,319
POSITIVE RETURN BOND PORTFOLIO         218,944,998       262,525,840
STABLE INCOME PORTFOLIO                218,225,731       124,549,366
STRATEGIC VALUE BOND PORTFOLIO         293,399,115       268,419,720

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TO THE BOARD OF TRUSTEES AND PARTNERS
WELLS FARGO CORE TRUST

  We have audited the accompanying statements of assets and liabilities of Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Stable Income Portfolio, and Strategic Value Bond Portfolio, four portfolios of Wells Fargo Core Trust (collectively the "Portfolios") including the portfolios of investments as of May 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for the periods presented on page 100. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Core Trust as of May 31, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/S/  KPMG LLP


San Francisco, California
July  17, 2001

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The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --ASSOCIATION OF BAY AREA GOVERNMENTS

ADR    --AMERICAN DEPOSITORY RECEIPTS

AMBAC  --AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

AMT    --ALTERNATIVE MINIMUM TAX

ARM    --ADJUSTABLE RATE MORTGAGES

BART   --BAY AREA RAPID TRANSIT

CDA    --COMMUNITY DEVELOPMENT AUTHORITY

CDSC   --CONTINGENT DEFERRED SALES CHARGE

CGIC   --CAPITAL GUARANTY INSURANCE COMPANY

CGY    --CAPITAL GUARANTY CORPORATION

CMT    --CONSTANT MATURITY TREASURY

COFI   --COST OF FUNDS INDEX

CONNIE
LEE    --CONNIE LEE INSURANCE COMPANY

COP    --CERTIFICATE OF PARTICIPATION

CP     --COMMERCIAL PAPER

CTF    --COMMON TRUST FUND

DW&P   --DEPARTMENT OF WATER & POWER

DWR    --DEPARTMENT OF WATER RESOURCES

EDFA   --EDUCATION FINANCE AUTHORITY

FGIC   --FINANCIAL GUARANTY INSURANCE CORPORATION

FHA    --FEDERAL HOUSING AUTHORITY

FHLB   --FEDERAL HOME LOAN BANK

FHLMC  --FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA   --FEDERAL NATIONAL MORTGAGE ASSOCIATION

FRN    --FLOATING RATE NOTES

FSA    --FINANCIAL SECURITY ASSURANCE, INC

GNMA   --GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO     --GENERAL OBLIGATION

HFA    --HOUSING FINANCE AUTHORITY

HFFA   --HEALTH FACILITIES FINANCING AUTHORITY

IDA    --INDUSTRIAL DEVELOPMENT AUTHORITY

LIBOR  --LONDON INTERBANK OFFERED RATE

LLC    --LIMITED LIABILITY CORPORATION

LOC    --LETTER OF CREDIT

LP     --LIMITED PARTNERSHIP

MBIA   --MUNICIPAL BOND INSURANCE ASSOCIATION

MFHR   --MULTI-FAMILY HOUSING REVENUE

MUD    --MUNICIPAL UTILITY DISTRICT

MTN    --MEDIUM TERM NOTE

PCFA   --POLLUTION CONTROL FINANCE AUTHORITY

PCR    --POLLUTION CONTROL REVENUE

PFA    --PUBLIC FINANCE AUTHORITY

PLC    --PRIVATE PLACEMENT

PSFG   --PUBLIC SCHOOL FUND GUARANTY

RAW    --REVENUE ANTICIPATION WARRANTS

RDA    --REDEVELOPMENT AUTHORITY

RDFA   --REDEVELOPMENT FINANCE AUTHORITY

R&D    --RESEARCH & DEVELOPMENT

SFMR   --SINGLE FAMILY MORTGAGE REVENUE

 TBA   --TO BE ANNOUNCED

TRAN   --TAX REVENUE ANTICIPATION NOTES

USD    --UNIFIED SCHOOL DISTRICT

V/R    -- VARIABLE RATE

WEBS   --WORLD EQUITY BENCHMARK SHARES

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More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.




DATED MATERIAL
PLEASE EXPEDITE








[WELLS FARGO FUNDS LOGO]
P.O. Box 8266
Boston, MA 02266-8266



                                                                 AR 012 (5/01)